As filed with the Securities and Exchange Commission on October 8, 2010

Securities Act Registration No. 333-_______

Investment Company Act Registration No. 811-22484

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[✓]

Pre-Effective Amendment No. __	[ ]

Post-Effective Amendment No. __	[ ]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[✓]

Amendment No. __	[ ]

PRESERVATION TRUST ADVISORS
(Exact Name of Registrant as Specified in Charter)

One Embarcadero Center Suite 1140 San Francisco, California (Address of Principal Executive Offices)	94111 (Zip Code)

Registrant’s Telephone Number, including Area Code:  (415) 438-1700

Christopher R. Wolf
One Embarcadero Center

Suite 1140

San Francisco, California 94111

(Name and Address of Agent for Service)

Copies to:

Carol A. Gehl
Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin  53202

Approximate Date of Proposed Public Offering:  As soon as practicable after the effective date of this Registration Statement.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

Preservation Trust Advisors

PTA Retirement Savings Fund

Class A (Ticker Symbol)

Class I (Ticker Symbol)

Prospectus

December 31, 2010

The Securities and Exchange Commission (“SEC”) has not approved or disapproved of these securities or determined if this prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

Summary Section

Investment Objective

The investment objective of the PTA Retirement Savings Fund (the “Fund”), a series of Preservation Trust Advisors (the “Trust”), is to achieve long-term capital appreciation with an emphasis on absolute returns, low correlation to traditional financial market indices and low volatility.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class A	Class I

Redemption Fees (as a percentage of amount redeemed, if redeemed within 90 days of initial investment)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class I
Management Fees	1.60%	1.60%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses(1)	[●]%	[●]%
Dividend and Interest Expenses on Short Sales(1)	[●]%	[●]%
Acquired Fund Fees and Expenses(1)	[●]%	[●]%
Total Annual Fund Operating Expenses	[●]%	[●]%
Less: Fee Waiver/Expense Reimbursement	[●]%	[●]%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement(1) (2)	[●]%	[●]%

(1)

Because the Fund is new, these expenses are based on estimated amounts for the current fiscal year.

(2)

Preservation Trust Advisors, LLC (the “Adviser”) has contractually agreed to waive management fees and/or reimburse other expenses in order to limit the Fund’s total annual fund operating expenses (excluding all taxes, interest, portfolio transaction expenses, dividend and interest expenses on short sales, acquired fund fees and expenses (“AFFE”), proxy expenses and extraordinary expenses) to 2.50% and 2.25% of average daily net assets for the Class A shares and Class I shares, respectively.  The agreement will continue in effect at least through [●], 20[●] and will continue for successive renewal terms of one year, unless either the Fund’s Board of Trustees (the “Board”) or the Adviser terminates the agreement prior to such renewal.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class A Shares	$[●]	$[●]
Class I Shares	$[●]	$[●]

1

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in total annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies

The Adviser is responsible for developing, constructing and monitoring the asset allocation and portfolio strategy of the Fund.  The Adviser manages the Fund using a “manager of managers” approach and allocates Fund assets to a carefully selected group of subadvisory firms.  The Adviser selects and oversees multiple subadvisers (the “Subadvisers”) who manage separate segments of the Fund’s portfolio using a wide range of absolute (positive) return and alternative investment strategies as well as strategies focused on enhanced risk-adjusted returns within the Fund’s registered investment company structure.

The Adviser may direct a Subadviser to reduce or limit its investment in certain assets or asset classes in order to achieve the desired composition of the Fund’s portfolio.  The Adviser retains the discretion to invest the Fund’s assets in securities and other instruments directly.

The principal investment strategies employed by the Adviser and the Subadvisers include, but are not limited to, the following:

Event-Driven and Long-Biased Equity Strategies capitalize on underpriced equity securities or on positive market trends.  These strategies focus on relatively few investments that the Subadviser believes are undervalued and either offer a margin-of-safety or offer high growth opportunities.  These strategies may also focus on special situations or corporate events.

Market Neutral Strategies attempt to neutralize exposure to general domestic market risk by principally investing in undervalued common stocks and short selling overvalued stocks.  Subadvisers may attempt to realize a valuation discrepancy in the relationship between multiple securities, may utilize quantitative factors to measure investment attractiveness and may weigh factors such as quality and momentum.

Convertible Arbitrage Strategies seek to take advantage of the pricing inefficiencies of the embedded option in a convertible bond.  Convertible arbitrage involves purchasing a portfolio of convertible securities and hedging a portion of the equity risk by selling short the underlying common stock.  The average grade of bond in a convertible arbitrage portfolio is typically below investment grade (i.e., “junk bonds”).  Generally, the default risk of the company is hedged by shorting the underlying common stock.

Long/Short or Hedged Equity Strategies invest principally in common stocks believed to be undervalued or offer high growth opportunities while also attempting to minimize market risk or capitalize on an anticipated decline in the price of an overvalued company or index by using short sales or options.

Fixed Income, Long/Short Credit and Distressed Debt Strategies invest principally in debt securities of domestic and foreign governments, agencies, and companies of all maturities and qualities, including “junk bonds” and other defaulted debt securities, exchange-traded funds (“ETFs”) and emerging market debt.  The Fund may also invest in mortgage-backed securities, collateralized mortgage obligations, asset-backed securities and other mortgage-related securities (“Mortgage Related Securities”).  In addition, the Fund may invest in distressed securities issued by companies ranging from those undergoing restructuring in bankruptcy proceedings to those that are healthy but have short-term cash flow or liquidity problems.

2

International/Emerging Markets Strategies seek to invest in equity securities of undervalued international companies, including American Depositary Receipts (“ADRs”), that provide the Fund with exposure to businesses outside of the U.S. and that are attractively priced.

Global Macro Strategies consist of strategies that allocate capital to multiple technical and fundamental valuation models applied both long and short to equity, fixed income, currency and commodity markets globally.  The objective of the global macro strategy is to remain current with primary market trends.

Commodity and Currency Strategies combine long and short holdings of commodity and currency positions.  These strategies typically invest in listed financial and commodity futures markets and currency markets around the world.  Commodity and currency strategies use various investment processes and both technical and fundamental research to determine how individual commodity contracts are used.

Tactical Trading Strategies are strategies that can change their exposures quickly and significantly and are typically shorter-term in nature.  These strategies are usually complimentary to medium and longer-term strategies and are often used to help manage exposure and risk.

The Fund may trade frequently and may invest in a wide range of instruments, markets and asset classes in the U.S. and other markets.  The Fund may invest in equity securities of issuers of any market capitalization (small, medium and large capitalization companies) in the U.S. or abroad, including convertible, private placement/unregistered securities, initial public offering (“IPOs”) and emerging market securities, with certain exposures to non-U.S. issuers obtained through investments in ADRs.  In addition, the Fund may invest in registered and unregistered investment companies, ETFs and other pooled investment vehicles.  The Fund may also invest in fixed income securities of any credit quality and maturity, including those of defaulted/distressed issuers and bank loans.  These securities can be rated below investment grade or unrated or in default.  Furthermore, the Fund may invest in derivatives.  The most common types of derivatives in which the Fund may invest are swaps, futures and options contracts; equity, interest rate, index, credit default swap agreements; currency rate swap agreements; futures contracts on securities, commodities, and securities indices; and options on securities, securities indices, commodities and futures.

The Fund may invest a substantial portion of its assets in securities that are not publicly traded, including securities eligible for purchase under Rule 144A of the Securities Act of 1933, as amended (“Rule 144A Securities”), as well as other restricted securities, subject to restrictions related to holding “illiquid” securities.  Leverage may be employed to increase returns.  Leverage involves the use of debt by the Fund to finance the purchase of investments and results in the Fund controlling substantially more assets than it has equity in an effort to increase returns.  The Fund is classified as a non-diversified investment company and may invest in the securities of fewer issuers at any given time than a diversified investment company.

The Adviser is responsible for selecting the Subadvisers and determining the portion of the Fund’s assets to be allocated to each Subadviser.  The Adviser reviews a wide range of factors in evaluating each Subadviser including, but not limited to, past investment performance during various market conditions, investment strategies and processes used, structures of portfolios and risk management procedures, reputation, experience and training of key personnel, correlation of results with other Subadvisers, assets under management and number of clients.

3

Principal Investment Risks

Please be aware that you may lose money by investing in the Fund.  The following is a summary description of certain risks of investing in the Fund.

General Market Risk.  The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities.  You could lose money on your investment in the Fund, or the Fund could underperform other investments.

Management Risk.  The Fund’s performance may deviate from overall market returns to a greater degree than other funds that do not employ an absolute return focus.  If the Fund takes a defensive posture by hedging its portfolio, and then stock prices advance, the return to Fund investors may be lower than expected and lower than if the portfolio had not been hedged.  Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Arbitrage Trading Risk.  The risk that the underlying relationships between securities in which the Fund takes investment positions may change in an adverse manner, in which case the Fund may realize losses.

Aggressive Investment Risks.  The Fund may employ investment strategies that involve greater risks than the strategies used by typical mutual funds, including short sales, leverage and derivative transactions.  Although many of the Subadvisers use hedged strategies, there is no assurance that hedged strategies will protect against losses or perform better than non-hedged strategies, and some Subadvisers may use only long or short strategies.

Bank Loans Risk.  The Fund may purchase secured and unsecured participations in loans and may purchase assignments of such loans.  The Fund may invest in loan participations of any credit quality, including participations involving a substantial risk of losing the entire amount invested.

Commodities Risk.  The risk that the price of securities and derivatives linked to commodity prices may not move in a manner similar to the broad commodity market.  Investments in companies involved in commodity-related businesses bear the risk that the value of companies in commodity-related businesses may be affected by overall market movements and other factors affecting the value of a particular industry or commodity.

Convertible Securities Risk.  Convertible securities entail interest rate and credit risks.  While fixed income securities generally have a priority claim on a corporation’s assets over that of common stock, convertible securities held by the Fund that are rated below investment grade (i.e., junk bonds) are subject to special risks, including the risk of default in interest or principal payments, which could result in a loss of income to the Fund or a decline in the market value of the securities.

Credit Risk.  The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s portfolio securities.  A lowered credit rating typically causes a fall in the value of the fixed income securities in which the Fund may invest.

Derivatives Risk.  Derivatives, such as options, futures and swaps, can be volatile, and a small investment in a derivative can have a large impact on the performance of the Fund.  Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid.

4

Distressed Investments Risk.  The Fund’s investment in instruments involving loans, loan participations, bonds, notes, non-performing and sub-performing mortgage loans may involve a substantial degree of risk.  These instruments may become illiquid and the prices of such instruments may be extremely volatile.  Valuing such instruments may be difficult, and the Fund may lose all of its investment.  Issuers of distressed securities are typically in a weak financial condition and may default, in which case the Fund may lose its entire investment.

Equity Securities Risk.  The Fund may be subject to the risks of broad stock market decline or a decline in particular holdings.  In addition, the value of a security may decline for a number of reasons that directly relate to the issuer of a security, such as earnings and reduced demand for the issuer’s goods or services.

Event-Driven Strategies Risk.  Inherently speculative in nature, investments pursuant to special situations and event-driven strategies require a Subadviser to make predictions about a corporate event and its impact on a company.  However, the anticipated event and/or contemplated corporate transaction may not take place as expected or at all.  This may result in the distribution of a new, less valuable security in place of the security (or derivative).  The Fund may have to sell a security at a loss.

Foreign Securities Risk.  The Subadvisers may invest in foreign securities, foreign currency contracts and depositary receipts relating to foreign securities.  Investments in foreign financial markets, including emerging markets, present political, regulatory and economic risks which are significant and which may differ in kind and degree from the risks presented by investments in the U.S. financial markets. These may include changes in foreign currency exchange rates or controls, greater price volatility, differences in accounting standards and policies and in the type and nature of disclosures required to be provided by foreign issuers, substantially less liquidity, controls on foreign investment and limitations on repatriation of invested capital.

High Turnover Risk.  The Fund’s strategy may result in high turnover rates, which may increase the Fund’s brokerage commission costs and negatively impact the Fund’s performance.  Portfolio turnover also may generate more income taxable as ordinary income.

High-Yield Debt Securities Risk.  High-yield debt securities, or “junk bonds,” are subject to a greater risk of loss of income and principal than higher-grade debt securities.  Issuers of junk bonds are often highly leveraged and are more vulnerable to changes in the economy.

Initial Public Offering/Unregistered Securities Risk.  Securities that are acquired in an IPO or private placement, or are restricted (subject to contractual or legal restrictions on resale because they are not registered under the Securities Act of 1933, as amended) may be illiquid, and, as a result, the Fund may not be able to dispose of them promptly at the price at which they are valued.

Interest Rate Risk.  Fixed income securities are subject to the risk that the securities could lose value because of interest rate changes. For example, bonds tend to decrease in value if interest rates rise. Debt obligations with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than debt obligations with shorter maturities.

Investment Company and ETF Risk.  Registered and unregistered investment companies and ETFs in which the Fund may invest may charge fees, and such fees may be more than the Fund would pay if the manager of the pooled vehicle managed the Fund’s assets directly.  Registered investment companies (including ETFs) and unregistered investment companies generally entail the same risks as the underlying securities held by them.  ETFs, however, may trade at a premium or discount to the aggregate value of the underlying securities.  Trading in an ETF may be halted if the trading in one or more of the ETF’s underlying securities is halted.

5

Leverage Risk.  Certain transactions of the Fund, such as reverse repurchase agreements, dollar rolls, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged.

Liquidity Risk.  Certain securities eligible for investment by the Fund may be deemed to be illiquid under applicable law.  In order to meet redemptions, it may be necessary for the Fund to sell such securities at prices that could adversely affect the Fund’s share price.

Market Capitalization Risk.  Investing substantially in issuers in one market capitalization (large, medium or small) may adversely affect the Fund because of unfavorable market conditions particular to that category of issuers, such as larger more established companies being unable to respond quickly to new competitive challenges or attain the high growth of smaller companies, or, conversely, stocks of smaller companies being more volatile than those of larger companies due to, e.g., narrower product lines and limited financial resources.

Mortgage- and Asset-Backed Securities Risk.  Mortgage-backed securities represent direct or indirect participation in, or are collateralized by and payable from, mortgage loans secured by real property.  Certain debt instruments may only pay principal at maturity or may only represent the right to receive payments of principal or payments of interest on underlying pools of mortgage or government securities, but not both.  The value of these securities may change more drastically than debt securities that pay both principal and interest during periods of changing interest rates.  Moreover, interest only instruments are particularly subject to extension risk.  Mortgage derivatives often employ features that have the effect of leverage.  Mortgage derivatives can also become illiquid and hard to value in declining markets.  Asset-backed securities represent fractional interests in, or are secured by and payable from, pools of assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit agreements.  Asset-backed securities have structures and characteristics similar to those of mortgage-backed securities; accordingly, they are subject to many of the same risks.

Multi-Manager Risk.  The methodology by which the Adviser allocates assets to the Subadvisers may cause the Fund to lose money or underperform other mutual funds.  Because the Subadvisers each make their trading decisions independently, it is possible that Subadvisers may purchase or sell the same security at the same time without aggregating their transactions, causing unnecessary brokerage and other expenses.

Non-Diversification Risk.  A fund that is a non-diversified investment company may invest more of its assets in the securities of a single issuer than a diversified investment company.  This may make the value of a non-diversified fund’s shares more susceptible to certain risk than shares of a diversified investment company.  As a non-diversified fund, the Fund has greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

Prepayment Risk.  Debt securities are subject to prepayment risk.  Prepayment of debt securities can shorten such securities’ maturity and reduce the return to the Fund.

Restricted Securities Risk.  Rule 144A Securities are restricted securities and may not be readily marketable in broad public markets.  The Fund may not be able to sell the restricted security when desired and/or may have to sell a security at a lower price.  In addition, transaction costs may be higher for Rule 144A Securities than for more liquid securities.

6

Short Selling Risk.  Short selling involves borrowing a security, selling it and buying it back.  If the Fund buys back the security at a price higher than the price at which it sold the security plus accrued interest, the Fund will have a loss on the transaction.  In addition, a short sale may create leverage and, as a result, may cause relatively smaller adverse market movements to have a disproportionate impact on performance.

Swap Contract Risk.  The use of swaps involves investment techniques and risks different from those associated with ordinary portfolio security transactions.  In addition, each swap exposes the Fund to counterparty risk because a counterparty to a financial instrument may become bankrupt or otherwise fail to perform its obligations due to financial difficulties.  As a result, the Fund may experience delays in or be prevented from obtaining payments owed to it pursuant to a swap contract.

Performance

Performance information for the Fund has not been presented because, as of the date of this Prospectus, the Fund has not been in operation for a full calendar year.

Investment Adviser and Subadvisers

Preservation Trust Advisors, LLC is the Fund’s investment adviser.  [●],[●] and [●] each serve as Subadvisers to the Fund.

Portfolio Managers

Christopher R. Wolf, Managing Member and Co-Chief Investment Officer of the Adviser, has been a co-portfolio manager of the Fund since its inception.  Giles A. Conway-Gordon, Member and Co-Chief Investment Officer of the Adviser, has been a co-portfolio manager of the Fund since its inception.  Jay Jacobs, President and Member of the Adviser, has been a co-portfolio manager of the Fund since its inception.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund on any day in which the New York Stock Exchange (the “NYSE”) is open by written request via mail (Preservation Trust Advisors, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701) or overnight delivery (Preservation Trust Advisors, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Third Floor, Milwaukee, WI 53202), by wire transfer, by telephone at [●], or through a financial intermediary.  Purchases and redemptions by telephone are only permitted if you previously established these options on your account.

The minimum initial and subsequent investment amounts are shown below.

	Initial Purchase	Subsequent Purchases
Class A Shares	$5,000	$1,000
Class I Shares	$100,000	$10,000

Tax Information

The Fund’s distributions may be subject to federal income tax and may be taxed as ordinary income or capital gains, unless you are a tax exempt investor or are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case you may be subject to federal income tax upon withdrawal from such tax deferred arrangement.

7

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund or the Fund’s distributor, Quasar Distributors, LLC, may pay the intermediary for the sale of Fund shares and related services.  The distributor may also make payments to its own sales personnel for sales of Fund shares.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your adviser to recommend the Fund over another investment.  Ask your adviser or visit your financial intermediary’s website for more information.

8

Principal Investment Strategies, Related Risks and Disclosure of Portfolio Holdings

This prospectus has information you should know before investing.  Please read it carefully and keep it with your investment records.

Investment Objective

The Fund seeks to achieve long-term capital appreciation with an emphasis on absolute returns, low correlation to traditional financial market indices and low volatility.

The Manager of Managers Approach

The Adviser is responsible for developing, constructing and monitoring the asset allocation and portfolio strategy of the Fund.  The Adviser manages the Fund using a “manager of managers” approach and allocates Fund assets to a carefully selected group of subadvisory firms.  The Adviser selects and oversees multiple Subadvisers who manage separate segments of the Fund’s portfolio using a wide range of absolute (positive) return and alternative investment strategies as well as strategies focused on enhanced risk-adjusted returns within the Fund’s registered investment company structure.  The Adviser allocates and reallocates assets of the Fund among its respective Subadvisers to attempt to maximize risk-adjusted returns while reducing the Fund’s volatility and sensitivity to traditional markets.  The Adviser may direct a Subadviser to reduce or limit its investment in certain assets or asset classes in order to achieve the desired composition of the Fund’s portfolio.  The Adviser retains the discretion to invest the Fund’s assets in securities and other instruments directly.

The Trust and the Adviser intend to apply for an exemptive order from the SEC that, if granted, will permit the Adviser, subject to approval by the Board, to change subadvisers engaged by the Adviser to conduct the investment programs of the Fund without shareholder approval.  See “Management of the Fund – The Subadvisers,” below, for more information.

Principal Investment Strategies

By allocating its assets among a number of Subadvisers, the Fund seeks to achieve its investment objective with less risk and lower volatility than if the Fund utilized a single manager or single strategy approach.  The Adviser believes that allocating among dissimilar investment styles that utilize different trading strategies and securities provides greater diversification against any market or sector related event volatility.  Such a non-correlative approach among styles is expected to mitigate near-term volatility, as volatility in one sector or style may be offset by lack of volatility or volatility in the opposite direction in another sector or style.

The principal investment strategies employed by the Adviser and the Subadvisers in managing the Fund include, but are not limited to, the following:

Event-Driven and Long-Biased Equity Strategies capitalize on underpriced equity securities or on positive market trends and may focus in certain securities markets, industries, company sizes, or geographical areas.  Strategies are primarily managed for absolute return and Subadvisers assess risk and opportunity on an absolute, not an index-relative basis, by focusing on relatively few investments that the Subadviser believes are undervalued and either offer a margin-of-safety or offer high growth opportunities.  Selective hedging through the use of short sales or options may be utilized to manage risk exposure.  These strategies may also focus on special situations or corporate events, including distressed equities.

9

Market Neutral Strategies attempt to neutralize exposure to general domestic market risk by principally investing in undervalued common stocks and short selling overvalued stocks.  Subadvisers may attempt to realize a valuation discrepancy in the relationship between multiple securities (relative value or value arbitrage), or may utilize quantitative factors to measure investment attractiveness among securities.  Other qualitative and quantitative factors such as quality and momentum may be considered.  Subadvisers employing these strategies will generally maintain approximately equal value exposure in long and short positions in order to offset the effects of general stock market movements.

Convertible Arbitrage Strategies seek to take advantage of the pricing inefficiencies of the embedded option in a convertible bond.  Convertible arbitrage involves purchasing a portfolio of convertible securities, generally convertible bonds, and hedging a portion of the equity risk by selling short the underlying common stock.  Subadvisers may also seek to hedge interest rate exposure and some may employ derivatives and leverage to increase returns.  The average grade of bond in a convertible arbitrage portfolio is typically below investment grade (i.e., “junk bonds”).  Generally, the default risk of the company is hedged by shorting the underlying common stock.

Long/Short or Hedged Equity Strategies invest principally in common stocks believed to be undervalued or offer high growth opportunities while also attempting to minimize overall market risk or take advantage of an anticipated decline in the price of an overvalued company or index by using short sales or options on common stocks or indexes to hedge risk.  Subadvisers may also use derivatives, including options, futures and options on futures.  Long and short positions may not be invested in equal dollars and, as such, may not seek to neutralize general market risks.

Fixed Income, Long/Short Credit and Distressed Debt Strategies invest principally in debt securities of domestic and foreign governments, agencies, and companies of all maturities and qualities, including “junk bonds” and other defaulted debt securities, ETFs and emerging market debt.  Debt securities of foreign governments are sometimes referred to as sovereign debt obligations and they may be issued or guaranteed by foreign governments or their agencies.  The Fund may invest in Mortgage Related Securities, including securities rated below investment grade or unrated, under-performing or distressed debt and equity securities issued by issuers of collateralized debt obligations and special situation investments, such as distressed corporate or sub-prime mortgage securities.  In addition, the Fund may invest in distressed securities issued by companies ranging from those undergoing restructuring in bankruptcy proceedings to those attempting to restructure out of court to those that are healthy but have short-term cash flow or liquidity problems.  These strategies may focus on short positions by utilizing credit default swaps (“CDSs”) to anticipate the decline in the price of an overvalued security or utilizing treasury futures to hedge interest-rate risk.  These strategies may also involve leverage and hedging through the use of ETFs or various derivatives, such as futures, CDSs or total return swaps or committed term reverse repurchase facilities or other financings in order to enhance risk-adjusted return.

International/Emerging Markets Strategies seek to invest in equity securities of undervalued international companies, including ADRs, that provide the Fund with exposure to businesses outside of the U.S. and that are attractively priced relative to their economic fundamentals.  Investments are selected using fundamental analysis of factors such as earnings, cash flows, and valuations based upon them.  Subadvisers may invest in a limited number of securities, issuers, industries or countries, which may result in higher volatility.

Global Macro Strategies consist of strategies that allocate capital to multiple valuation models applied both long and short to equity, fixed income, currency and commodity markets globally.  The objective of the global macro strategy is to remain current with primary market trends.  Global macro can be implemented with multiple disciplines, resulting in a blend of approaches to maintain proper weights between discretionary decisions and data-driven decisions to achieve superior risk-adjusted returns.

10

Commodity and Currency Strategies consist of strategies that combine long and short holdings of commodity and currency positions.  These strategies typically invest in listed financial and commodity futures markets and currency markets around the world.  Commodity and currency strategies use various investment processes and both technical and fundamental research to determine how individual commodity contracts are used, both long and short.  In addition to being specific strategies, commodity and currency strategies are often subsets of the global macro strategy, where these asset classes are used to express specific macro views in commodities and/or currencies that are part of a broader strategy.

Tactical Trading Strategies are strategies that can change their exposures quickly and significantly, and are typically shorter-term in nature.  These strategies are usually complimentary to medium and longer-term strategies, and are often used to help manage exposure and risk.  Tactical trading strategies can be executed in many different ways, both long and short, may use leverage, and be implemented with different securities types ranging from options and futures, to individual securities and ETFs.  The overlay strategy designed by the Adviser may be used at times to mitigate long market exposure in risky asset classes in the Fund during adverse market conditions.  This strategy’s objective is to identify when markets are not trending upward and thus not productive for short-term exposure.  In this situation, this strategy is implemented and temporarily offsets the underlying exposure until market conditions improve.

The Fund may trade frequently and may invest in a wide range of instruments, markets and asset classes in the U.S. and other markets.  The Fund may invest in equity securities of issuers of any market capitalization in the U.S. or abroad, including convertible, private placement/unregistered securities, IPOs and emerging market securities, with certain exposures to non-U.S. issuers obtained through investments in ADRs.  In addition, the Fund may invest in registered and unregistered investment companies, ETFs and other pooled investment vehicles.  The Fund may also invest in fixed income securities of any credit quality and maturity, including those of defaulted/distressed issuers and bank loans.  These securities may be “junk bonds” or unrated and securities in default.  Furthermore, the Fund may invest in derivatives, which are financial instruments that have a value that depends upon, or is derived from, a reference asset, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies.  The most common types of derivatives in which the Fund may invest are swaps, futures and options contracts; equity, interest rate, index, credit default swap agreements; currency rate swap agreements; futures contracts on securities, commodities, and securities indices; and options on securities, securities indices, commodities and futures.  The Fund may invest in derivatives to hedge (or reduce) its exposure to a portfolio asset or risk, to obtain leverage for the portfolio, to manage cash and/or as a substitute for taking a position in the reference asset or to gain exposure to certain asset classes, in which case the derivatives may have economic characteristics similar to those of the reference asset and the Fund’s investment in the derivatives may be applied toward meeting a requirement to invest a certain percentage of its net assets in instruments with such characteristics.

The Fund may also invest a substantial portion of its assets in securities that are not publicly traded, including Rule 144A Securities, as well as other restricted securities.  Although the Fund may invest a substantial portion of its assets in restricted securities, the Fund may not invest more than 15% of its net assets in illiquid securities.  Leverage may be employed to increase returns.  Leverage involves the use of debt by the Fund to finance the purchase of investments and results in the Fund controlling substantially more assets than it has equity in an effort to increase returns.  The Fund’s use of leverage is subject to the restriction that it may only borrow money from a bank in amounts up to 33⅓% of total assets at the time of borrowing to, among other things, finance the purchase of securities for its portfolio.  The Fund is classified as a non-diversified investment company and may invest in the securities of fewer issuers at any given time than a diversified investment company.  The Adviser generally expects the Fund’s assets to be invested across various industries.

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Cash or Similar Investments; Temporary Strategies.  The Fund may invest up to 100% of its total assets in cash, cash equivalents, high-quality short-term fixed income securities and money market instruments as a temporary defensive position during adverse market, economic or political conditions or in other limited circumstances, such as in the case of unusually large cash inflows or redemptions.  When so invested, the Fund  may not achieve its investment objectives.

Selection of Subadvisers.  The Adviser selects Subadvisers and allocates the assets of the Fund among its respective Subadvisers.  The Adviser reviews a wide range of quantitative and qualitative factors in evaluating each Subadviser which may include, but is not limited to, past investment performance during various market conditions, investment strategies and processes used, structures of portfolios and risk management procedures, reputation, experience and training of key personnel, correlation of results with other Subadvisers, assets under management and number of clients.  The Adviser regularly evaluates each Subadviser to determine whether its investment program is consistent with the investment objective of the Fund and whether its investment performance is satisfactory.

Change in Investment Objective and Strategies.  The Fund’s investment objective and strategies are not designated as “fundamental policies” within the meaning of the 1940 Act and may be changed by the Board without shareholder approval.

Information Regarding Fund Expenses.  The Adviser’s contractual agreement to limit Fund expenses is exclusive of any dividend and interest expenses on short sales and AFFE incurred by the Fund.  Excluding the effect of expenses attributable to dividend and interest expenses on short sales and AFFE (these expenses are based on estimated amounts for the current fiscal year), the Fund’s total annual fund operating expenses would be [●]% and [●]% for Class A shares and Class I shares, respectively; while the Fund’s total annual fund operating expenses after fee waiver/expense reimbursement would be [●]% and [●]% for Class A shares and Class I shares, respectively.  Dividend and interest expenses on short sales occur when the Fund sells an equity or debt security short to gain the inverse exposure necessary to meet its investment objective.  When the Fund sells a security short, the Fund borrows the security from a lender and then sells the security in the general market.  The Fund is obligated to pay any dividend declared or interest paid during the duration of the short position to the lender from which the Fund borrowed the security, and the Fund is obligated to record the payment of the dividend or interest as an expense.  Dividend and interest expenses on short sales are not fees charged to shareholders by the Fund or any Fund service provider but are similar to transaction charges or capital expenditures related to the on-going management of the Fund’s portfolio.

Principal Risks

General Market Risk.  The Fund’s NAV will fluctuate indirectly based upon changes in the value of its portfolio securities.  The market value of securities in which the Fund invests is based upon the market’s perception of value and is not necessarily an objective measure of the securities’ value.  There is no assurance that the Fund will achieve its investment objective, and an investment in the Fund is not by itself a complete or balanced investment program.  You could lose money on your investment in the Fund, or the Fund could underperform other investments.

Management Risk.  The Fund is actively managed, and its performance, therefore, will reflect the Adviser’s and Subadvisers’ ability to make investment decisions that are suited to achieving the Fund’s investment objective.  Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Aggressive Investment Risks.  The Fund may employ investment strategies that involve greater risks than the strategies used by typical mutual funds, including short sales (which involve the risk of an unlimited increase in the market of the security sold short, which could result in a theoretically unlimited loss),

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leverage and derivative transactions.  Although the Fund uses hedged strategies, there is no assurance that hedged strategies will protect against losses or perform better than non-hedged strategies, and some Subadvisers may use long only or short only strategies.  The investment strategies employed by the Fund generally will emphasize hedged positions rather than non-hedged positions in securities and derivatives in an effort to protect against losses due to general movements in market prices; however, no assurance can be given that such hedging will be successful or that consistent returns will be achieved.

Arbitrage Trading Risk.  The principal risk associated with the Fund’s arbitrage investment strategies is that the underlying relationships between securities in which the Fund takes investment positions may change in an adverse manner, in which case the Fund may realize losses.

Bank Loan Risk.  The Fund may purchase secured and unsecured participations in loans and may purchase assignments of such loans made by banks or other financial intermediaries to borrowers in which it will depend primarily upon the creditworthiness of the borrower for payment of principal and interest.  If the Fund does not receive scheduled interest or principal payments on such indebtedness, the Fund’s share price could be adversely affected.  The Fund may invest in loan participations that are rated by a nationally recognized statistical rating organization (“NRSRO”) or are unrated and may invest in loan participations of any credit quality, including “distressed” companies with respect to which there is a substantial risk of losing the entire amount invested.  In addition, certain bank loans in which the Fund may invest may be illiquid and, therefore, difficult to value and/or sell at a favorable price.

Commodities Risk.  The risk that the price of securities and derivatives linked to commodity prices may not move in a manner similar to the broad commodity market.  Investments in companies involved in commodity-related businesses may be subject to greater volatility than investments in companies involved in more traditional businesses.  The value of companies in commodity-related businesses may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments and rapidly changing inflation expectations.

Convertible Securities Risk.  Convertible securities entail some of the risks of both equity and debt securities.  While fixed-income securities generally have a priority claim on a corporation’s assets over that of common stock, some of the convertible securities which the Fund may hold are high-yield/high-risk securities that are subject to special risks, including the risk of default in interest or principal payments which could result in a loss of income from or a decline in the market value of, the securities.  In addition, convertible securities often display a degree of market price volatility that is comparable to common stocks.  The credit risk associated with convertible securities generally is reflected by their ratings by national ratings organizations or a similar determination of creditworthiness by a Subadviser.  The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

Credit Risk.  The financial condition of an issuer of a debt security may cause it to default or become unable to pay interest or principal due on the security.  If an issuer defaults, the affected security could lose all of its value, be renegotiated at a lower interest rate or principal amount, or become illiquid. Higher yielding debt securities of lower credit quality have greater credit risk than lower yielding securities with higher credit quality.  The Fund may invest in debt securities that are issued by U.S. Government sponsored entities such as the Federal National Mortgage Association, the Federal Home Loan Mortgage Association and the Federal Home Loan Banks.  Investments in these securities involve credit risk as they are not backed by the full faith and credit of the U.S. government.  The Fund may invest in collateralized mortgage obligations (“CMOs”) or collateralized debt obligations (“CDOs”).  CMOs and CDOs are each divided into classes, which are referred to as “tranches.”  Certain tranches have priority over other tranches.  For CMOs, each tranche’s priority is generally with respect to payment

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of principal.  For CDOs, each tranche’s priority is generally with respect to the payment of cash flows to investors, and no payment of principal will be made on any tranche until all other tranches with earlier stated maturity or distribution dates have been paid in full.  The CDO investor’s interest in the cash flows of the investment, rather than in its underlying assets, differentiates the CDO from a CMO.

Distressed Investments Risk.  The Fund’s distressed debt strategy of investing in instruments involving loans, loan participations, bonds, notes, non-performing and sub-performing mortgage loans, many of which are not publicly traded, may involve a substantial degree of risk.  In certain periods, there may be little or no liquidity in the markets for these instruments.  The prices of such instruments may be extremely volatile.  Valuing such instruments may be difficult, and the spread between the bid and asked prices of them may be greater than normally expected.  If a Subadviser’s evaluation of a distressed security should prove incorrect, the Fund may lose a substantial portion or all of its investment, or it may be required to accept cash or securities with a value less than the Fund’s original investment.  Moreover, because issuers of distressed securities are typically in a weak financial condition, the likelihood of default is high, in which case the Fund may lose its entire investment in such defaulted securities.

Derivatives Risk.  Derivatives are financial instruments that have a value which depends upon, or is derived from, a reference asset, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies.  Derivatives may result in investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative may have a large impact on Fund performance.  The successful use of derivatives generally depends on the portfolio manager’s ability to predict market movements.

The Fund may use derivatives in various ways, including as a substitute for taking a position in the reference asset or to gain exposure to certain asset classes.  Under such circumstances, the derivatives may have economic characteristics similar to those of the reference asset, and the investment in the derivatives may be applied toward meeting a requirement to invest a certain percentage of its net assets in instruments with such characteristics.  The Fund may use derivatives to hedge (or reduce) its exposure to a portfolio asset or risk.  The Fund may also use derivatives for leverage and to manage cash.

Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk, credit risk and general market risks.  The Fund’s use of derivatives may entail risks greater than, or possibly different from, such risks and other principal risks to which the Fund is exposed, as described below.  Certain of the different risks to which the Fund might be exposed due to its use of derivatives include the following:

•

Hedging Risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they also may offset gains.

•

Correlation Risk is the risk that derivative instruments may be mispriced or improperly valued and that changes in the value of the derivatives may not correlate perfectly with the underlying asset or security.

•

Volatility Risk is the risk that, because the Fund may use some derivatives that involve economic leverage, this economic leverage will increase the volatility of the derivative instruments as the derivatives may increase or decrease in value more quickly than the underlying currency, security, interest rate or other economic variable.

•

Credit Derivative Risk is the risk associated with the use of credit derivatives, which is a highly specialized activity that involves strategies and risks different from those with ordinary portfolio security transactions.  If a Subadviser is incorrect in its forecast of default risks, market spreads or

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other applicable factors, the Fund’s investment performance would diminish compared with what it would have been if these techniques were not used.  Moreover, even if a Subadviser is correct in its forecast, there is a risk that a credit derivative position may correlate imperfectly with the price of the asset or liability being hedged.  The Fund’s risk of loss in a credit derivative transaction varies with the form of the transaction.

•

Segregation Risk is the risk associated with any requirement, which may be imposed on the Fund, to segregate assets or enter into offsetting positions in connection with investments in derivatives.  Such segregation will not limit the Fund’s exposure to loss, and the Fund may incur investment risk with respect to the segregated assets to the extent that, but for the applicable segregation requirement, the Fund would sell the segregated assets.

Equity Securities Risk.  The value of the Fund’s stock holdings may decline in price because of changes in prices of its holdings or a broad stock market decline.  These fluctuations could be a sustained trend or a drastic movement.  The stock markets generally move in cycles, with periods of rising prices followed by periods of declining prices.  The value of your investment may reflect these fluctuations.  In addition, common stocks in general are subject to the risk of an issuer liquidating or declaring bankruptcy, in which case the claims of owners of the issuer’s debt securities and preferred stock take precedence over the claims of common stockholders.

Event-Driven Strategies Risk.  Special situations and event-driven strategies are inherently speculative in nature.  Investments pursuant to special situations and event driven strategies require a Subadviser to make predictions about the likelihood of a corporate event and its impact on a company, and any Subadviser may make inaccurate predictions.  The anticipated event and/or impact of the event may never be realized and losses may result.  A contemplated corporate transaction may never occur, may take more time than is expected or may result in the distribution of a new, less valuable security in place of the security (or derivative) purchased by the Fund.  If a transaction does not occur, the Fund may have to sell securities purchased pursuant to this strategy at a loss.  Any investment made pursuant to this strategy is subject to the risk of complete loss.  In addition, the result of these strategies may be expected to fluctuate from period to period; thus, the results generated by the strategy in one period will not necessarily be indicative of the results that may be expected from the strategy in future periods.

Foreign Securities Risk.  The value of foreign investments may be affected by the imposition of new or amended government regulations, changes in diplomatic relations between the U.S. and another country, political and economic instability, the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital, or nationalization, increased taxation or confiscation of investors’ assets.  Moreover, the Fund may invest in emerging markets, which present these risks to a greater degree than investing in foreign issuers in general.  Changes in the exchange rate between U.S. dollars and a foreign currency may reduce the value of an investment made in a security denominated in that foreign currency.  Also, foreign securities are subject to the risk that their market price may not reflect the issuer’s condition because there is not sufficient publicly available information about the issuer.

High Turnover Risk.  The Fund’s investment strategies may result in high turnover rates.  This may increase the Fund’s brokerage commission costs.  The performance of the Fund could be negatively impacted by the increased brokerage commission cost incurred by the Fund.  Rapid portfolio turnover also exposes the Fund to a higher current realization of short-term capital gains, which would increase the amount of Fund distributions taxable as ordinary income and thus cause you to pay higher taxes.

High-Yield Debt Securities Risk.  High-yield debt securities or “junk bonds” are debt securities rated below investment grade by a NRSRO.  Although junk bonds generally pay higher rates of interest than higher-rated securities, they are subject to a greater risk of loss of income and principal.  Junk bonds are

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subject to greater credit risk than higher-grade securities and have a higher risk of default.  Companies issuing high-yield junk bonds are more likely to experience financial difficulties that may lead to a weakened capacity to make principal and interest payments than issuers of higher grade securities.  Issuers of junk bonds are often highly leveraged and are more vulnerable to changes in the economy, such as a recession or rising interest rates, which may affect their ability to meet their interest or principal payment obligations.

Initial Public Offerings/Unregistered Securities Risk.  The Fund may purchase securities of companies in IPOs.  Special risks associated with these securities may include illiquidity, unseasoned trading, lack of investor knowledge of the company, limited operating history and substantial price volatility.  The limited number of shares available for trading in some initial public offerings may make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing market prices.  Some companies whose shares are sold through IPOs are involved in relatively new industries or lines of business, which may not be widely understood by investors.  Some of these companies may be undercapitalized or regarded as developmental stage companies without revenues or operating income, or the near-term prospects of achieving them.

Interest Rate Risk.  The value of your investment in the Fund may change in response to changes in interest rates.  An increase in interest rates typically causes a fall in the value of debt securities.  The effect is usually more pronounced for debt securities with longer dates to maturity.

Investment Company and ETF Risk.  The Fund may invest in registered and unregistered investment companies and ETFs and will bear its ratable share of these pooled investment vehicles’ expenses, including management and performance fees.  The fees the Fund pays to invest in a pooled investment vehicle may be higher than if the manager of the pooled investment vehicle managed the Fund’s assets directly.  By investing in another investment company or ETF, the Fund becomes a shareholder of that investment company or ETF and bears its proportionate share of the fees and expenses of the other investment company or ETF.  As a result, shareholders of the Fund indirectly bear their proportionate share of the fees and expenses paid by the Fund to the other investment company or ETF, in addition to those that Fund shareholders directly bear in connection with the Fund’s own operations.  The incentive fees charged by certain vehicles may create an incentive for its manager to make investments that are riskier or more speculative than those it might have made in the absence of an incentive fee.

If the investment company or ETF fails to achieve its investment objective, the Fund’s performance may be adversely affected.  In addition, because ETF shares are listed and traded on national stock exchanges, they may trade at a discount or premium.  Investments in ETFs are subject to brokerage and other trading costs, which could result in greater expenses to the Fund.  Finally, because the value of ETF shares depends in part on the demand for them in the market, the Adviser may not be able to liquidate an ETF position at the net asset value of the ETF, adversely affecting the Fund’s performance.  In addition, investment companies, such as the Fund, that invest in other investment companies, including ETFs, are generally prohibited by federal law from acquiring shares of an ETF or other investment company if, immediately after such acquisition, the Fund and its affiliated persons would hold more than 3% of such investment company’s total outstanding shares.  This prohibition may prevent the Fund from allocating its investments in an optimal manner.

Leverage Risk.  Leverage transactions, including investing in certain derivatives, borrowing money, selling securities short and entering into agreements, create the risk of magnified capital losses.  The use of leverage may increase (or decrease) the Fund’s return when the Fund earns a greater (or lesser) return on leveraged investments than the cost of the leverage.  The effect of leverage on the Fund’s return may be magnified by market movements or changes in the cost of leveraging.  Changes in interest rates and related economic factors could cause the relationship between the cost of leveraging and the yield on

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leveraged investments to change in a manner that is unfavorable for the Fund.  In an extreme case, the Fund’s current investment income may not be sufficient to meet the interest expense of leveraging, and it may be necessary for the Fund to liquidate certain of its investments at an inopportune time.  Leverage may exaggerate the effect of a change in the value of the Fund’s portfolio securities, causing the Fund to be more volatile than if leverage was not used.  The Fund will, where required, reduce leverage risk by either segregating an equal amount of liquid assets or “covering” the transactions that introduce such risk.

Liquidity Risk.  The Fund may invest in less liquid and restricted securities.  Such securities may have limitations on resale, and the Fund may have to register a restricted security in order to dispose of it, resulting in expense and delay.  Restricted and illiquid securities are extremely difficult to value and are not subject to disclosure or other investor protection requirements.  The Fund may not be able to dispose of restricted or illiquid securities promptly and/or may only be able to do so at substantial discounts.  As a result, the Fund, may experience difficulty satisfying redemption requests.  Significant positions in other instruments, including those in which there is low trading volume, also may be difficult for the Fund to liquidate, resulting in losses.

Market Capitalization Risk.   A fund that invests substantially in issuers in one market capitalization (large, medium or small) carries the risk that due to current market conditions, such category may be out of favor with investors.  Additionally, larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes.  Larger companies also may not be able to attain the high growth rates of successful smaller companies.  Conversely, investing in medium and small capitalization companies may involve special risks because those companies may have narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies.  In addition, securities of these companies are subject to the risk that, during certain periods, the liquidity of particular issuers or industries will shrink or disappear with little forewarning as a result of adverse economic or market conditions, or adverse investor perceptions, whether or not accurate.  Securities of medium and smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies.  Smaller and medium capitalization issuers may also require substantial additional capital to support their operations to finance expansion or to maintain their competitive position.  These issuers may have substantial borrowings or may otherwise have a weak financial condition and may be susceptible to bankruptcy.  There is typically less publicly available information about small capitalization companies.

Mortgage- and Asset-Backed Securities Risk.  Mortgage-backed securities may be issued by private companies or by agencies of the U.S. government.  Mortgage-backed securities represent direct or indirect participation in, or are collateralized by and payable from, mortgage loans secured by real property.  Certain debt instruments may only pay principal at maturity or may only represent the right to receive payments of principal or payments of interest on underlying pools of mortgage or government securities, but not both.  The value of these types of instruments may change more drastically than debt securities that pay both principal and interest during periods of changing interest rates.  Principal only mortgage-backed securities are particularly subject to prepayment risk.  The Fund may obtain a below market yield or incur a loss on such instruments during periods of declining interest rates.  Interest only instruments are particularly subject to extension risk, i.e. the risk that an issuer will exercise its right to pay later than expected. This may occur when there is a rise in interest rates.  Mortgage derivatives and structured securities often employ features that have the effect of leverage. As a result, small changes in interest or prepayment rates may cause large and sudden price movements, especially compared to an investment in a security that is not leveraged.  Mortgage derivatives can also become illiquid and hard to value in declining markets.

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Asset-backed securities have structural characteristics similar to mortgage-backed securities but have underlying assets that are not mortgage loans or interests in mortgage loans.  Asset-backed securities represent fractional interests in, or are secured by and payable from, pools of assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit (for example, credit card) agreements.  Assets are securitized through the use of trusts and special purpose corporations that issue securities that are often backed by a pool of assets representing the obligations of a number of different parties.  Repayments relating to the assets underlying the asset-backed securities depend largely on the cash flows generated by such assets.  The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancements associated with the securities.  Payments or distributions of principal and interest on asset-backed securities may be supported by credit enhancements including letters of credit, an insurance guarantee, reserve funds and over collateralization.  Asset-backed securities have structures and characteristics similar to those of mortgage-backed securities; accordingly they are subject to many of the same risks, though often, to a greater extent.

Multi-Manager Risk.  The methodology by which the Adviser allocates Fund assets to the Subadvisers may not achieve desired results and may cause the Fund to lose money or underperform other mutual funds.  In addition, the Subadvisers make their trading decisions independently, and, as a result, it is possible that one or more Subadvisers may take positions in the same security or purchase/sell the same security at the same time without aggregating their transactions.  This may cause unnecessary brokerage and other expenses, and the Fund may incur losses as a result.

Non-Diversification Risk.  The Fund is non-diversified and may focus its investments in the securities of a comparatively small number of issuers.  Investing in a limited number of issuers exposes the Fund to greater risk and losses than diversified portfolio funds.

Prepayment Risk.  Issuers may experience an acceleration in prepayments of mortgage loans or other receivables backing the issuers’ securities when interest rates decline, which can shorten the maturity of the security and reduce the Fund’s return.  Issuers may also prepay their obligations on fixed rate debt securities when interest rates fall, forcing the Fund to invest in securities with lower interest rates.

Restricted Securities Risk.  Rule 144A securities, which are restricted securities, may not be readily marketable in broad public markets.  A Rule 144A restricted security carries the risk that the Underlying Fund may not be able to sell a security when the Subadviser considers it desirable to do so and/or may have to sell the security at a lower price.  In addition, transaction costs may be higher for Rule 144A securities than for more liquid securities.  It is not possible to predict how the institutional markets for Rule 144A securities will develop, and a restricted security that when purchased was liquid in the institutional markets may subsequently become illiquid.

Reverse Repurchase Agreement Risks.  The Fund may invest in reverse repurchase agreements, which involve a sale of a security to a bank or securities dealer and the Fund’s simultaneous agreement to repurchase the security for a fixed price, reflecting a market rate of interest, on a specific date.  These transactions involve a risk that the other party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in a loss to the Fund.  Reverse repurchase agreements are a form of leverage, which also may increase the volatility of the Fund.

Short Selling Risk.  Short selling involves borrowing a security, selling it and buying it back.  If the Fund buys back the security at a price lower (or higher) than the price at which it sold the security plus accrued interest, the Fund will make a profit (or loss) on the transaction.  The Fund’s use of short sales may

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involve additional transactions costs and other expenses, which may cause the Fund to lose money.  In addition, short sales may contribute to leverage, increase the volatility and decrease the liquidity of certain securities or positions, lowering the Fund’s return or resulting in a loss.

Swap Contract Risk.  The Fund may engage in interest rate, currency, and equity swaps and CDSs, and related instruments, which require the Subadvisers to forecast, among other things, interest rate movements, currency fluctuations, market values and the likelihood of credit events for a securities issuer.  Such forecasting is inherently difficult and entails investment risk.  The use of swaps involves investment techniques and risks different from those associated with ordinary portfolio security transactions.  There is no guarantee that the Fund will be able to eliminate its exposure under an outstanding swap by entering into an offsetting swap, and the Fund may not assign a swap without the consent of the counterparty to it.  In addition, each swap exposes the Fund to counterparty risk and a Subadviser may determine to concentrate any or all of its swap transactions, including CDSs, in a single counterparty or small group of counterparties.  If a counterparty defaults, the Fund’s only recourse will be to pursue contractual remedies against the counterparty and the Fund may be unsuccessful in such pursuit.  The Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to a swap contract.

Tax Risks.  The Fund’s investments and investment strategies may be subject to special and complex federal income tax provisions that may, among other things: (1) disallow, suspend or otherwise limit the allowance of certain losses or deductions; (2) accelerate income to the Fund; (3) convert long-term capital gain, which is currently subject to lower tax rates, into short-term capital gain or ordinary income, which are currently subject to higher tax rates; (4) convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited); (5) treat dividends that would otherwise constitute qualified dividend income as non-qualified dividend income; or (6) accelerate income to the Fund.  Furthermore, to the extent that any futures contract or option on a futures contract held by the Fund is a “section 1256 contract” under Section 1256 of the Code, the contract will be marked to market annually, and any gain or loss will be treated as 60% long-term and 40% short-term, regardless of the holding period for such contract. Section 1256 contracts include Fund transactions involving call options on a broad-based securities index, certain futures contracts and other financial contracts.

The Adviser continuously monitors the investment positions owned by the Fund to ensure compliance with the Fund’s investment objective and the investment restrictions detailed in its Prospectus and the Fund’s Statement of Additional Information (“SAI”).

Portfolio Holdings Disclosure Policy

The Fund’s full portfolio holdings (without showing numbers of shares or dollar values) as of month-end and its top ten holdings as of quarter-end are posted on the Trust’s website at www.preservationtrust.com no earlier than five business days after month-end and quarter-end, respectively.  The monthly holdings information will remain posted on the website until the end of the following month.  The quarterly top ten holdings information appears in the Fund’s fact sheet, which will remain posted on the website until the end of the following applicable calendar quarter.  The Fund will also file its portfolio holdings as of the end of the first and third fiscal quarters with the SEC on Form N-Q within 60 days after the end of the quarter, and will file its portfolio holdings as of the end of the second and fourth fiscal quarters with the SEC on Form N-CSR within 10 days after mailing its annual and semi-annual reports to shareholders.  A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the SAI and on the Trust’s website at www.preservationtrust.com.

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Who May Want to Invest in the Fund

The Fund may be appropriate for investors who:

•

Wish to invest for the long-term;

•

Want added diversification across multiple strategies as part of an overall investment program; and

•

Have long-term goals such as planning for retirement.

Before investing in the Fund, you should carefully consider:

•

Your investment goals;

•

The amount of time you are willing to leave your money invested; and

•

The amount of risk you are willing to take.

Management of the Fund

The Adviser

Preservation Trust Advisers, LLC, subject to the general supervision of the Board, is responsible for the overall management of the Fund’s business affairs.  The Adviser invests the assets of the Fund, either directly or by using Subadvisers, based on the Fund’s investment objective and policies.  The Adviser furnishes at its own expense all of the necessary office facilities, equipment, and personnel required for the management of the Fund’s assets.

Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser receives for its services an annual management fee of 1.60% of the average daily net assets of the Fund.  The management fee is accrued daily and paid monthly.  The Adviser has contractually agreed to waive management fees and/or reimburse other expenses in order to limit the Fund’s total annual fund operating expenses (excluding all taxes, interest, portfolio transaction expenses, dividend and interest expenses on short sales, AFFE, proxy expenses and extraordinary expenses) to 2.50% and 2.25% of average daily net assets for the Class A shares and Class I shares, respectively.  The agreement will continue in effect at least through [●], 20[●] and will continue for successive renewal terms of one year, unless either the Board or the Adviser terminates the agreement prior to such renewal.

The Adviser is permitted to recoup the fees waived and/or expenses paid within a three year period to the extent of the expense limitation.  Any waivers or reimbursements have the effect of lowering the overall expense ratio for the Fund and increasing the overall return to investors at the time any such amounts are waived and/or reimbursed.

A discussion regarding the basis for the Board’s approval of the Investment Advisory Agreement and the agreements with the Subadvisers will be available in the Fund’s next annual or semi-annual report.

The Adviser was founded in 2010 and its principal office is located at One Embarcadero Center, Suite 1140, San Francisco, CA 94111.  The Adviser provides investment management services for institutions, foundations, family offices and high net worth clients.  As a newly formed investment adviser, the Adviser does not currently have any assets under management.

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The Subadvisers

The Adviser, on behalf of the Fund, has entered into a sub-advisory agreement with each Subadviser, and the Adviser compensates the Subadvisers out of the investment advisory fees it receives from the Fund.  Each Subadviser makes investment decisions for the assets it has been allocated to manage, subject to the overall supervision of the Fund’s portfolio managers (see “Portfolio Managers” below).  The Adviser oversees the Subadvisers for compliance with the Fund’s investment objective, policies, strategies and restrictions, and monitors each Subadviser’s adherence to its investment style.  The Board supervises the Adviser and the Subadvisers, establishes policies that they must follow in their management activities, and oversees the hiring and termination of Subadvisers recommended by the Adviser.  The Trust and the Adviser intend to apply for an exemptive order with the SEC that, if granted, will permit the Adviser, subject to certain conditions, to terminate existing Subadvisers or hire new Subadvisers for the Fund, to materially amend the terms of particular agreements with Subadvisers or to continue the employment of existing Subadvisers after events that would otherwise cause an automatic termination of a sub-advisory agreement.  This arrangement has been approved by the Board and the Fund’s initial shareholder.  Consequently, if the SEC grants the exemptive order, the Adviser will have the right to hire, terminate and replace Subadvisers when the Board  and the Adviser feel that a change would benefit the Fund.  Within 90 days of retaining a new subadviser, shareholders of the Fund will receive notification of the change.  This “manager of managers” structure, as implemented following the receipt of an exemptive order, enables the Fund to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approval of subadvisory agreements.  The structure does not permit investment advisory fees paid by the Fund to be increased or change the Adviser’s obligations under the Investment Advisory Agreement, including the Adviser’s responsibility to monitor and oversee subadvisory services furnished to the Fund, without shareholder approval.  Furthermore, any subadvisory agreements with affiliates of the Fund or the Adviser will require shareholder approval.

Not all of the Subadvisers listed for the Fund may be actively managing assets for the Fund at all times. To the extent that a Subadviser is not actively managing assets for the Fund, the Fund may not be employing the investment style utilized by that Subadviser to achieve its investment objective.  Subject to the oversight of the Board, the Adviser may temporarily allocate Fund assets away from a Subadviser.  Situations in which the Adviser may make such a determination include the level of assets in the Fund, changes in a Subadviser’s personnel or a Subadviser’s adherence to an investment strategy.

[Add Subadviser disclosure]

Portfolio Managers

Adviser

Christopher R. Wolf, Giles A. Conway-Gordon and Jay Jacobs are the co-portfolio managers of the Fund.  They are responsible for selection of the Subadvisers along with overall portfolio construction, allocation and monitoring of the Fund’s assets.

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Christopher R. Wolf

Mr. Wolf has been a co-portfolio manager of the Fund since its inception.  He has 27 years of financial and investment experience, including nine years of management experience with fund of funds and hedge fund strategies.  Mr. Wolf has served as the Managing Member and Co-Chief Investment Officer of the Adviser since August 2010.  He has served as the Managing Member, Co-Chief Investment Officer and Chief Compliance Officer of Cogo Wolf Asset Management, LLC (“Cogo Wolf”) since September 2005.  Previously, Mr. Wolf was Chief Executive Officer and Chief Investment Officer of KingsGate Capital Management, LLC (“KingsGate”), a long/short equity hedge fund, from 2001 to 2005.  Prior to founding KingsGate, he was President, Chief Executive Officer and Director of Protogene, Inc. from 1999 to 2001.  Mr. Wolf was Executive Vice President and Chief Financial Officer of Hyseq, Inc. from 1996 to 1999.  From 1991 to 1996, he was Managing Partner of Georgica Group; from 1988 to 1991, he was a Partner in Mergers & Acquisitions at Oppenheimer & Co., Inc.; and from 1983 to 1988, he was a Vice President in Investment Banking with Kidder, Peabody & Co., Inc.  Mr. Wolf received his MBA from Yale University and received his B.A. degree summa cum laude from Ohio Wesleyan University.

Giles A. Conway-Gordon

Mr. Conway-Gordon has been a co-portfolio manager of the Fund since its inception.  He has 23 years of experience managing portfolios making systematic use of hedge funds.  Mr. Conway-Gordon has served as the Member and Co-Chief Investment Officer of the Adviser since August 2010.  He has served as the Managing Member and Co-Chief Investment Officer of Cogo Wolf since September 2005.  Previously, he was Chief Executive Officer and Investment Director, Optima Asset Management, LP, Bermuda from 1994 to 2005.  From 1987 to 1994, he was a Director of Global Asset Management, Ltd., London, where he managed substantial assets for institutional and private clients.  Previously, Mr. Conway-Gordon held senior positions with ANZ Merchant Bank/Capel-Cure Myers, London, and with Banque Worms & Cie, Paris.  Mr. Conway-Gordon holds an M.A. degree from Oxford University.

Jay Jacobs

Mr. Jacobs has been a co-portfolio manager of the Fund since its inception.  He has 26 years of financial and investment experience, including 16 years of management experience with absolute return mutual fund of funds, hedge funds, crossover funds and private equity limited partnerships.  Mr. Jacobs has served as the President and Member of the Adviser since August 2010.  He has served as the President of Cogo Wolf since 2010.  From 2008 to 2010, Mr. Jacobs was President, Portfolio Manager and Chairman of Embarcadero Funds, which manages absolute return mutual fund of funds.  From 2004 to 2007, he was Founder and Portfolio Manager for Crossover Venture Partners, a long/short equity fund.  From 1998 to 2003, Mr. Jacobs was a Founding Partner of Thomas Weisel Partners (“TWP”), overseeing Thomas Weisel Asset Management as Director of Asset Management and Portfolio Manager.  Previously, Mr. Jacobs served as Equity Coordinator, Director of Sales and Operating Committee Manager for TWP’s broker-dealer.  He also served on the Investment Committee for TWP’s Internal Venture Portfolio and as Co-Director of the Commitment Committee and Syndicate.  From 1986 to 1998, Mr. Jacobs was a Founding Partner at Wessels, Arnold and Henderson (“WAH”) and served as Director of Sales, Operating Committee Manager and Syndicate Manager.  He also Co-Managed WAH’s Internal Venture Portfolio.  Mr. Jacobs attended the University of Wisconsin-Madison.

Subadvisers

The individuals listed below are responsible for the day-to-day management of the segment of the Fund’s assets allocated to the Subadviser indicated.

[Include Subadviser biographical information]

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The Fund’s SAI provides additional information about the Portfolio Managers, including other accounts they manage, their ownership of Fund shares and their compensation.

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Your Account

Distribution of Shares

Distributor

The Distributor for shares of the Fund is Quasar Distributors, LLC (the “Distributor”), whose principal business address is located at 615 East Michigan Street, Milwaukee, WI 53202.  The Distributor is a registered broker-dealer and a member of the Financial Industry Regulatory Authority, Inc.  Shares of the Fund are offered on a continuous basis.

Rule 12b-1 Plan

The Fund has adopted a distribution and shareholder service plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Rule 12b-1 Plan”).  Under the Rule 12b-1 Plan, the Class A shares pay the Distributor a fee of 0.25% of their average daily net asset value.  The Distributor uses this fee primarily to finance activities that promote the sale of Class A shares.  Such activities include, but are not necessarily limited to, compensating brokers, dealers, financial intermediaries and sales personnel for distribution and shareholder services, printing and mailing prospectuses to persons other than current shareholders, printing and mailing sales literature, and advertising.  Because 12b-1 fees are ongoing, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.  The Class I shares are not subject to the Rule 12b-1 Plan.

Sales and Networking Programs

From time to time, the Distributor may pay brokers, dealers or other financial intermediaries for the provision of certain marketing support and administrative, shareholder and other services on behalf of their clients who are Fund shareholders, including the distribution and marketing of the Fund.  In some circumstances, the Fund may directly pay the intermediary for performing sub-transfer agency and related services provided that the aggregate fee does not exceed what the Fund would pay the transfer agent if the intermediary’s clients were direct shareholders of the Fund.  Any such payments in excess of these limitations will be made from the Distributor’s own resources and will not increase costs to the Fund.  The payments to these firms may vary based on the types of services provided, the level of sales activity and amount of their clients’ assets invested in the Fund.  These payments may influence the broker, dealer or intermediary to recommend the Fund, or a particular class of Fund shares, over another investment.  The Distributor may be reimbursed for such payments, if permissible, under the Fund’s Rule 12b-1 Plan.

Description of Classes

The Fund offers two classes of shares:  Class A and Class I.  The classes differ with respect to their minimum investments.  In addition, Class A shares impose a Rule 12b-1 fee that is assessed against the assets of the Fund attributable to that class.

The Distributor may select financial institutions, such as banks, fiduciaries, custodians, investment advisers and broker-dealers, as agents to provide sales or administrative services for their clients or customers who beneficially own Class A shares.  Financial institutions will receive 12b-1 fees from the Distributor based upon shares owned by their clients or customers.  The Distributor will determine the schedule of such fees and the basis upon which such fees will be paid.

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Share Price

Shares of each class in the Fund are sold at their NAV.  Shares may be purchased or sold on days in which the NYSE is open.  The NYSE is closed most national holidays and Good Friday.  Please refer to the Fund’s SAI for a complete list of the days that the NYSE is closed.

The NAV for each class of shares of the Fund is determined as of the close of regular trading on the NYSE (currently 4:00 p.m., Eastern time) Monday through Friday, except on days the NYSE is not open.  If the NYSE closes at any other time, or if an emergency exists, NAV may be calculated at a different time.

When making a purchase request, make sure your request is in good order.  “Good order” means your purchase request includes:

•

The name of the Fund;

•

The dollar amount of shares to be purchased;

•

Purchase application or investment stub; and

•

Check payable to “PTA Retirement Savings Fund,” or, if paying by wire, receipt of Federal Funds.

The NAV for a class of shares is determined by adding the value of the Fund’s investments, cash and other assets attributable to a particular share class, subtracting the liabilities attributable to that class and then dividing the result by the total number of shares outstanding in the class.

The Fund’s investments are valued at market value when market quotations are readily available or otherwise at fair value in accordance with pricing and valuation policies and procedures approved by the Board.  In general, the “fair value” of a security means the amount that the Fund might reasonably expect to receive for the security upon its current sale.  Pursuant to Statement of Financial Accounting Standards No. 157, “fair value” means “the price that would be received to sell [a security] in an orderly transaction between market participants at the measurement date.”

Under the Fund’s pricing and valuation policies and procedures, stocks are generally valued according to market value.  Most stocks held by the Fund are listed on a U.S. exchange, and their market values are equal to their last quoted sales prices (or, for NASDAQ-listed stocks, the NASDAQ Official Closing Prices).  If there were no transactions on a particular trading day, stocks will be valued at the average of their most recent bid and asked prices. Investments in short-term money market instruments (i.e., debt securities with remaining maturities of 60 days or less) are generally valued at acquisition cost plus or minus any amortized premium or discount.  Mutual fund shares are valued at their last calculated NAV.  When a market quote for a security is not readily available or deemed to be inaccurate by the Adviser, the Adviser will value the security at “fair value” as determined in accordance with the Fund’s pricing and valuation policies and procedures.  In such instances, the Adviser may use broker quotes or prices obtained from alternative independent pricing services or, if broker quotes or prices from alternative pricing services are unavailable or are deemed to be unreliable, fair value will be determined by the valuation committee of the Adviser.  In determining fair value, the valuation committee takes into account all relevant factors and available information.  Consequently, the price of the security used by the Fund to calculate its NAV may differ from a quoted or published price for the same security.  Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

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Buying Shares

Minimum Investments

	Initial Purchase	Subsequent Purchases
Class A Shares	$5,000	$1,000
Class I Shares	$100,000	$10,000

The Fund reserves the right to waive the minimum initial investment or minimum subsequent investment amounts in its sole discretion.

Timing of Requests

Your price per share will be the NAV next computed after your request is received in good order by the Fund or its agents.  All requests received in good order before the close of regular trading on the NYSE will be executed at the NAV computed on that day.  Requests received after the close of regular trading on the NYSE will receive the next business day’s NAV.

Receipt of Orders

Shares may only be purchased on days the NYSE is open for business.  The Fund may authorize one or more broker-dealers to accept on their behalf purchase and redemption orders that are in good order.  In addition, these broker-dealers may designate other financial intermediaries to accept purchase and redemption orders on the Fund’s behalf.  Contracts with these agents require the agents to track the time that purchase and redemption orders are received.  Purchase and redemption orders must be received by the Fund or its authorized intermediaries before the close of regular trading on the NYSE to receive that day’s share price.

Customer Identification Procedures

The Trust, on behalf of the Fund, is required to comply with various anti-money laundering laws and regulations.  To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions, including mutual funds, to obtain, verify and record information that identifies each person who opens an account.

In compliance with the USA PATRIOT Act, please note that U.S. Bancorp Fund Services, LLC, the Trust’s transfer agent (the “Transfer Agent”), will verify certain information on your account application as part of the Fund’s Anti-Money Laundering Program.  As requested on the account application, you should supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing only a P.O. Box will not be accepted.  If you require assistance when completing your application, please call (toll free) [●].

If the Trust or the Transfer Agent does not have a reasonable belief of the identity of a shareholder, the initial purchase will be rejected or the shareholder will not be allowed to perform a transaction on the account until such information is received.  The Fund also reserves the right to close the account within five business days if clarifying information and/or documentation is not received.  Any delay in processing your order will affect the purchase price you receive for your shares.  The Trust, the Distributor and the Transfer Agent are not liable for fluctuations in NAV experienced as a result of such delays in processing.  If at any time the Trust or the Transfer Agent detects suspicious behavior or if certain account information matches government lists of suspicious persons, the Trust or the Transfer Agent may determine not to open an account, may reject additional purchases, may close an existing account, may file a suspicious activity report and/or may take other action.

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Market Timing Policy

Depending on various factors (including the size of the Fund, the amount of assets the Adviser typically maintains in cash or cash equivalents, and the dollar amount, number and frequency of trades), short-term or excessive trading into and out of the Fund, generally known as market timing, may harm all shareholders by: disrupting investment strategies; increasing brokerage, administrative and other expenses; decreasing tax efficiency; diluting the value of shares held by long-term shareholders; and impacting Fund performance.  The Board has approved policies that seek to discourage frequent purchases and redemptions and curb the disruptive effects of market timing (the “Market Timing Policy”).  Pursuant to the Market Timing Policy, the Fund may decline to accept an application or may reject a purchase request, including an exchange, from a market timer or an investor who, in the Adviser’s sole discretion, has a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund.  For these purposes, the Adviser may consider an investor’s trading history in the Fund.  The Fund, the Adviser and affiliates thereof are prohibited from entering into arrangements with any shareholder or other person to permit frequent purchases and redemptions of Fund shares.

The Trust monitors and enforces its market timing policy through:

•

Regular reports to the Board by the Fund’s Chief Compliance Officer regarding any instances of suspected market timing;

•

Monitoring of trade activity;

•

Restrictions and prohibitions on purchases and/or exchanges by persons believed to engage in frequent trading activity; and

•

Imposition of a 2.00% redemption fee on Fund shares redeemed within 90 days of purchase.

In addition, if market timing is detected in an omnibus account held by a financial intermediary, the Fund may request that the intermediary restrict or prohibit further purchases or exchanges of Fund shares by any shareholder that has been identified as having violated the Market Timing Policy.  The Fund may also request that the intermediary provide identifying information, such as social security numbers, and trading information about the underlying shareholders in the account in order to review any unusual patterns of trading activity discovered in the omnibus account.

While the Fund seeks to take action that will detect and deter market timing, the risks of market timing cannot be completely eliminated.  For example, the Fund may not be able to identify or reasonably detect or deter market timing transactions that may be facilitated by financial intermediaries or made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange, or redemption orders to the Fund on behalf of its customers who are the beneficial owners.  More specifically, unless the financial intermediaries have the ability to detect and deter market timing transactions themselves, the Fund may not be able to determine whether the purchase or sale is connected with a market timing transaction.  Additionally, there can be no assurance that the systems and procedures of the Transfer Agent will be able to monitor all trading activity in a manner that would detect market timing.  However, the Fund, the Adviser, the Distributor and the Transfer Agent will attempt to detect and deter market timing in transactions by all Fund investors, whether directly through the Transfer Agent or through financial intermediaries.

Methods of Buying

Investing by Telephone.  If you have completed the “Telephone Options - Purchase Authorization” section of the Account Application, you may purchase additional shares by telephoning the Fund toll free at [●].  This option allows investors to move money from their bank account to their Fund account upon request.  Only bank accounts held at domestic institutions that are Automated Clearing House (“ACH”) members may be used for telephone transactions.  The minimum telephone purchase amount is $[●] for

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Class A shares and $[●] for Class I shares.  If your order is received prior to the close of the NYSE (generally 4:00 p.m., Eastern time) shares will be purchased in your account at the price determined on the day your order is placed.

Purchase by Mail.  To purchase the Fund’s shares by mail, simply complete and sign the Account Application and mail it, along with a check made payable to “PTA Retirement Savings Fund” to:

Regular Mail

PTA Retirement Savings Fund

c/o U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI  53201-0701

Overnight or Express Mail

PTA Retirement Savings Fund

c/o U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. All purchases by check must be in U.S. dollars drawn on a domestic financial institution.  The Fund will not accept payment in cash or money orders.  The Fund also does not accept cashier’s checks in amounts of less than $10,000.  To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  We are unable to accept post dated checks, post dated on-line bill pay checks, or any conditional order or payment.

Shares of the Fund have not been registered for sale outside of the United States.  The Fund generally does not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

Purchase by Wire.  If you are making your first investment in the Fund, before you wire funds the Transfer Agent must have a completed Account Application.  You can mail or use an overnight service to deliver your Account Application to the Transfer Agent at the above address.  Upon receipt of your completed Account Application, the Transfer Agent will establish an account for you.  Once your account has been established, you may instruct your bank to send the wire.  Prior to sending the wire, please call the Transfer Agent at [●] to advise them of the wire and to ensure proper credit upon receipt.  Your bank must include the name of the Fund, your name, and your account number so that monies can be correctly applied.  Your bank should transmit immediately available funds by wire to:

Wire to: U.S. Bank N.A.

777 E. Wisconsin Avenue

Milwaukee, WI 53202

ABA Number: 075000022

Credit: U.S. Bancorp Fund Services, LLC

Account: 112-952-137

Further Credit: PTA Retirement Savings Fund

(Shareholder Name/Account Registration)

(Shareholder Account Number)

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Wired funds must be received prior to the close of the NYSE (generally 4:00 p.m., Eastern time) to be eligible for same day pricing.  The Fund and U.S. Bank N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

Subsequent Investments.  The minimum subsequent investment in the Fund is $1,000 for Class A shares and $10,000 for Class I shares.  You may add to your account at any time by purchasing shares by mail, by telephone or by wire.  You must call to notify the Fund at [●] before wiring.  A remittance form, which is attached to your individual account statement, should accompany any investments made through the mail.  All purchase requests must include your shareholder account number.  The Fund reserves the right to waive subsequent investment amounts in its sole discretion.  Shareholders will be given at least 30 days’ written notice of any increase in the minimum dollar amount of subsequent investments.

Automatic Investment Plan.  For your convenience, the Fund offers an Automatic Investment Plan (“AIP”) for both the Class A and Class I shares.  Under the AIP, after your initial investment, you may authorize the Fund to withdraw automatically from your personal checking or savings account an amount that you wish to invest, which must be at least $[●] on a monthly basis.  In order to participate in the AIP, your bank must be a member of the ACH network.  If you wish to enroll in the AIP, complete the appropriate section in the Account Application.  The Fund may terminate or modify this privilege at any time.  You may terminate your participation in the AIP at any time by notifying the Transfer Agent five days prior to the effective date.  A fee (currently $25) will be charged if your bank does not honor the AIP draft for any reason.

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Selling Shares

Methods of Selling

Redemption by Mail.  You can execute most redemptions by furnishing an unconditional written request to the Fund to redeem your shares at the current NAV per share.  Redemption requests in writing should be sent to the Transfer Agent at:

Regular Mail

PTA Retirement Savings Fund

c/o U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI  53201-0701

Overnight or Express Mail

PTA Retirement Savings Fund

c/o U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

Wire Redemption.  Wire transfers may be arranged to redeem shares.  However, the Transfer Agent charges a fee, currently $15 per wire redemption against your account on dollar specific trades, and from proceeds on complete redemptions and share-specific trades.

Telephone Redemption.  If you have been authorized to perform telephone transactions (either by completing the required portion of your Account Application or by subsequent arrangement in writing with the Fund), you may redeem shares, in amounts less than $[●] by instructing the Fund by phone at [●].  A signature authentication from a Signature Verification Program member or other acceptable financial institution source will be required of all shareholders in order to qualify for or to change telephone redemption privileges on an existing account.  Telephone redemptions cannot be made if you notify the Transfer Agent of a change of address within 15 calendar days before the redemption request.  If you have a retirement account, you may not redeem shares by telephone.

Note:  Neither the Fund nor any of its service providers will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine.  To confirm that all telephone instructions are genuine, the Fund will use reasonable procedures, such as requesting:

•

that you correctly state your Fund account number;

•

the name in which your account is registered; or

•

the Social Security or taxpayer identification number under which the account is registered.

Systematic Withdrawal Program.  The Fund offers a systematic withdrawal plan (the “SWP”) whereby shareholders or their representatives may request a redemption in a predetermined amount each month or calendar quarter.  Proceeds can be sent via check to the address on the account or proceeds can be sent by electronic funds transfer via the ACH network to a designated bank account.  To start this program, your account must have Fund shares with a value of at least $[●], and the minimum amount that may be withdrawn each month or quarter is $[●].  This program may be terminated or modified by you or the Fund at any time.  Any request to change or terminate your SWP should be provided to the Transfer Agent at least 5 days before the next scheduled withdrawal.  A withdrawal under the SWP involves a redemption of Fund shares, and may result in a gain or loss for federal income tax purposes.  In addition, if the amount withdrawn exceeds the distributions credited to your account, the account ultimately may be

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depleted.  To establish the SWP, complete the SWP section of the Account Application.  Please call [●] for additional information regarding the SWP.

Payment of Redemption Proceeds

You may request redemption of your shares at any time.  Your shares will be redeemed at the next NAV per share calculated after your order is received in good order by the Fund or its agents.  You may receive the proceeds in one of three ways:

1)

A check mailed to your account’s address.  Your proceeds will typically be sent on the business day following the day on which the Fund or its agent receives your request in good order.  Checks will not be forwarded by the U.S. Postal Service, so please notify us if your address has changed prior to a redemption request.  A redemption request made within 15 calendar days of an address change will require a signature guarantee.  Proceeds will be sent to you in this way, unless you request one of the alternatives described below.

2)

The proceeds transmitted by Electronic Funds Transfer (“EFT”) to a properly pre-authorized bank account.  The proceeds usually will arrive at your bank two banking days after we process your redemption.

3)

The proceeds transmitted by wire to a pre-authorized bank account for a $15 fee.  This fee will be deducted from your redemption proceeds for complete redemptions.  In the case of a partial redemption, the fee will be deducted from the remaining account balance.  The fee is paid to the Transfer Agent to cover costs associated with the transfer.  The Adviser reserves the right to waive the wire fee in limited circumstances.  The proceeds usually will arrive at your bank the first banking day after we process your redemption.  Be sure to have all necessary information from your bank.  Your bank may charge a fee to receive wired funds.

Before selling recently purchased shares, please note that if the Transfer Agent has not yet collected payment for the shares you are selling, there may be a delay in sending the proceeds until the payment is collected, which may take up to [●] calendar days from the purchase date.  This procedure is intended to protect the Fund and its shareholders from loss.

The Transfer Agent will send redemption proceeds by wire or EFT only to the bank and account designated on the account application or in written instructions (with signatures guaranteed) subsequently received by the Transfer Agent, and only if the bank is a member of the Federal Reserve System.  If the dollar or share amount requested to be redeemed is greater than the current value of your account, your entire account balance will be redeemed.  If you choose to redeem your account in full, any Automatic Investment Plan currently in effect for the account will be terminated unless you indicate otherwise in writing and any Systematic Withdrawal Plan will be terminated.

Signature Guarantees

A signature guarantee or other acceptable signature verification of each owner is required to redeem shares in the following situations:

•

If you change ownership on your account;

•

When redemption proceeds are sent to any person, address or bank account not on record;

•

For written requests to wire redemption proceeds (if not previously authorized on the account);

•

If a change of address request has been received by the Transfer Agent within the last [●] days; and

•

For all redemptions of Class A shares totaling $[●] or more from any shareholder account.

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In addition to the situations described above, the Fund and/or the Transfer Agent reserve the right to require a signature guarantee or other acceptable signature verification in other instances based on the circumstances relative to the particular situation.

Signature guarantees are designed to protect both you and the Fund from fraud.  Signature guarantees can be obtained from most banks, credit unions or saving associations, or from broker-dealers, national securities exchanges, registered securities exchanges or clearing agencies deemed eligible by the SEC.  Notaries cannot provide signature guarantees.

Corporate, Trust and Other Accounts

Redemption requests from corporate, trust and institutional accounts, and executors, administrators and guardians, require documents in addition to those described above evidencing the authority of the officers, trustees or others.  In order to avoid delays in processing redemption requests for these accounts, you should call the Fund (toll-free) at [●] before making the redemption request to determine what additional documents are required.

Transfer of Ownership

In order to change the account registrant or transfer ownership of an account, additional documents will be required.  To avoid delays in processing these requests, you should call the Fund (toll-free) at [●] before making your request to determine what additional documents are required.

Householding

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call the Fund toll-free at [●] to request individual copies of these documents.  Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.  This policy does not apply to account statements.

General Transaction Policies

The Fund reserves the right to:

•

Vary or waive any minimum investment requirement.

•

Refuse, change, discontinue, or temporarily suspend account services, including purchase, exchange, or telephone redemption privileges, for any reason.

•

Reject any purchase or exchange request for any reason.  Generally, the Fund does this if the purchase or exchange is disruptive to the efficient management of the Fund (due to the timing of the investment or a shareholder’s history of excessive trading).

•

Reinvest a distribution check in your account at the Fund’s then-current NAV and reinvest all subsequent distributions if you elect to receive distributions in cash and the U.S. Postal Service cannot deliver your check, or if a distribution check remains uncashed for six months.

•

Redeem all shares in your account if your balance falls below $2,500.  If, within 60 days of a written request from the Fund, you have not increased your account balance, you may be required to redeem your shares.  The Fund will not require you to redeem shares if the value of your account drops below the investment minimum due to fluctuations of NAV.

•

Delay paying redemption proceeds for up to [●] days after receiving a request.

•

Modify or terminate the Automatic Investment and Systematic Withdrawal Plans at any time.

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•

Make a “redemption in kind” (a payment in portfolio securities rather than cash) if the amount you are redeeming is in excess of the lesser of (i) $250,000 or (ii) 1% of the Fund’s assets. In such cases, you may incur brokerage costs in converting these securities to cash.

•

Reject any purchase or redemption request that does not contain all required documentation.

If you elect telephone privileges on the account application or in a letter to the Fund, you may be responsible for any fraudulent telephone orders as long as the Fund has taken reasonable precautions to verify your identity.  In addition, once you place a telephone transaction request, it cannot be canceled or modified.

During periods of significant economic or market change, telephone transactions may be difficult to complete.  If you are unable to contact the Fund by telephone, you may also mail the requests to the Fund at the address listed under “Buying Shares.”

Your broker-dealer or other financial organization may establish policies that differ from those of the Fund.  For example, the organization may charge transaction fees, set higher minimum investments, or impose certain limitations on buying or selling shares in addition to those identified in this prospectus.  Contact your broker-dealer or other financial organization for details.

Redemption Fee

Redemptions of short-term holdings may create missed opportunity costs for the Fund, as the Adviser may be unable to take or maintain positions in securities that employ certain strategies that require a longer period of time to achieve anticipated results.

For these reasons, the Fund will assess a 2.00% fee on the redemption of Class A and Class I shares held for 90 days or less.  The Fund uses the first-in, first-out (“FIFO”) method to determine the 90-day holding period.  Under this method, the date of the redemption will be compared to the earliest purchase date of shares held in the account.  If this holding period is less than 90 days, the redemption fee will be assessed.  The redemption fee will be applied on redemptions of each investment made for at least a 90-day period from the date of purchase.  This fee does not apply to Fund shares acquired through reinvested distributions (net investment income and capital gains), redemptions under the SWP, or shares purchased pursuant to the AIP.

Although the Fund has the goal of applying this redemption fee to most redemptions of shares held for 90 days or less, the Fund may not always be able to track short-term trading effected through financial intermediaries in non-disclosed or omnibus accounts.  While the Fund has entered into information sharing agreements with such financial intermediaries, which require such financial intermediaries to provide the Fund with information relating to their customers investing in the Fund through non-disclosed or omnibus accounts, the Fund cannot guarantee the accuracy of the information provided to it from financial intermediaries and may not always be able to track short-term trading effected through these financial intermediaries.  In addition, because the Fund is required to rely on information from the financial intermediary as to the applicable redemption fee, the Fund cannot ensure that the financial intermediary is always imposing such fee on the underlying shareholder in accordance with the Fund’s policies.  The Fund also reserves the right to waive the redemption fee, subject to its sole discretion, in instances deemed by the Adviser not to be disadvantageous to the Fund or its shareholders and which do not indicate market timing strategies.

The Fund reserves the right to modify or eliminate the redemption fees or waivers at any time and will give shareholders 30 days’ prior written notice of any material changes, unless otherwise provided by law.  The redemption fee policy may be modified or amended in the future to reflect, among other factors, regulatory requirements mandated by the SEC.

33

Distributions and Taxes

Distributions

The Fund makes distributions to its shareholders from the Fund’s net investment income and any realized net capital gains.

Distributions from the Fund’s net investment income are declared and paid annually.  Net capital gains, if any, are generally distributed once a year.  It is expected that the Fund’s distributions will be primarily distributions of net capital gains.

Each share class determines its net investment income and net capital gains distributions in the same manner.  However, because Class A shares have Rule 12b-1 distribution fees, distributions of net investment income paid to Class A shareholders will be lower per share than those paid to Class I shareholders.

All of your distributions from the Fund’s net investment company taxable income and net capital gains will be reinvested in additional shares of the same class of the Fund unless you instruct otherwise on your account application or have previously redeemed all shares you held in the Fund.

Taxation

Fund distributions are taxable to most investors regardless of whether the distributions are received in cash or reinvested in Fund shares.  Distributions paid by the Fund out of the Fund’s net investment company taxable income (which includes dividends, interest, net short-term capital gains and net gains from foreign currency transactions), if any, generally are taxable to the Fund’s shareholders as ordinary income, except to the extent any of the distributions are designated as attributable to “qualified dividends,” as described below.

To the extent that the Fund designates a distribution of net investment company taxable income to its shareholders as attributable to “qualified dividend” income, the receipt of such income may be eligible for the reduced rate of tax applicable to non-corporate shareholders on net long-term capital gains.  However, the federal tax provisions applicable to “qualified dividends” are scheduled to expire for tax years beginning after December 31, 2010.  Distributions from the Fund’s net investment company taxable income may be eligible for the corporate dividends-received deduction.  Certain holding period requirements also must be satisfied by the shareholder to obtain qualified dividend treatment.

Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) are generally taxable as long-term capital gains whether reinvested in additional Fund shares or received in cash, regardless of the length of time a shareholder has owned Fund shares.  Distributions of net capital gains are not eligible for the corporate dividends-received deduction.

A distribution from the Fund’s net investment company taxable income or net capital gains declared by the Fund in October, November or December, but paid during January of the following year, will be considered to be paid on December 31 of the year it was declared.

If the value of shares is reduced below a shareholder’s cost as a result of a distribution by the Fund, the distribution will generally be taxable even though it, in effect, represents a return of invested capital.  Investors considering buying shares just prior to a distribution of the Fund’s net investment income or capital gains should be aware that, although the price of shares purchased at that time may reflect the amount of the forthcoming distribution, those who purchase Fund shares just prior to the record date for a distribution may receive a distribution which will be taxable to them, even though such distribution, is, in effect, a return of invested capital.

34

Shareholders will be advised annually as to the federal tax status of all distributions made by the Fund for the preceding year.  Although not discussed herein, distributions by the Fund may also be subject to state and local taxes.  Please note that distributions of both net investment income and net capital gains are taxable even if reinvested in Fund shares.

Shareholders who sell, exchange or redeem shares generally will have a capital gain or loss from the sale, exchange or redemption.  The amount of the gain or loss and the rate of tax will depend mainly upon the amount paid for the shares, the amount received from the sale, exchange or redemption, and how long the shares were held by a shareholder.  If you purchase Fund shares within 30 days before or after selling or redeeming other Fund shares at a loss, all or part of that loss will not be deductible and will instead increase the basis of the newly-purchased shares.  Additionally, any loss realized upon a redemption or exchange of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains received on those shares.

The Fund may be required to withhold federal income tax from a shareholder’s distributions and redemption proceeds if a shareholder fails to furnish the Fund with his or her correct taxpayer identification number and certain certifications.

Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether or not to withhold federal income tax.  Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding.

Additional tax information may be found in the SAI.  Because everyone’s tax situation is unique, always consult your tax professional about federal, state and local tax consequences of an investment in the Fund.

Financial Highlights

Because the Fund has recently commenced operations, there are no financial highlights available at this time.

35

Additional Information

You can find more information about the Fund in the following documents:

Statement of Additional Information

The SAI contains details about the investments and techniques of the Fund and certain other additional information.  A current SAI is on file with the SEC and is incorporated by reference into this prospectus.  This means that the SAI is legally considered a part of this prospectus even though it is not physically within this prospectus.

Annual and Semi-Annual Reports

The Fund’s annual and semi-annual reports will provide information regarding the Fund’s financial reports and portfolio holdings.  The annual report will contain a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the Fund’s last fiscal year.

You can obtain a free copy of these documents (when they become available), request other information, or make general inquiries about the Fund by calling the Fund (toll-free) at [●], by visiting the Fund’s website at www.preservationtrust.com or by writing to:

Preservation Trust Advisors

c/o U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI  53202

You may write to the SEC’s Public Reference Room at the regular mailing address or the e-mail address below and ask them to mail you information about the Fund, including the SAI.  They will charge you a fee for this duplicating service.  You can also visit the SEC’s Public Reference Room and review and copy documents while you are there.  For more information about the operation of the SEC’s Public Reference Room, call the SEC at the telephone number below.

Public Reference Section

Securities and Exchange Commission

100 F Street

Washington, D.C.  20549-1520

publicinfo@sec.gov

(202) 551-8090

Reports and other information about the Fund are also available on the EDGAR database on the SEC’s Internet website at http://www.sec.gov.

1940 Act File No. ____________

36

PRIVACY POLICY

It is our policy to protect the privacy and security of your personal and financial information.  We treat your information as confidential and recognize the importance of protecting access to it.

We collect and maintain information about you so that we can open and maintain your account in the Fund and provide various services to you.  We may collect and maintain the following personal information about you:

•

Information we receive from you or your financial adviser on account applications or other forms, correspondence, or conversations, such as your name, address, e-mail address, phone number, social security number, assets, income and date of birth; and

•

Information about your transactions with us, our affiliates, or others, such as your account number and balance, positions, activity, history, cost basis information, and other financial information.

We do not sell any of your information to third parties.  We do not disclose any nonpublic personal information about you to nonaffiliated third parties, except as requested or authorized by you, as necessary to process a transaction or service an account, as requested by regulatory authorities or as otherwise permitted or required by law.  For example, we are permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions.  We may also provide your name and address to third party service providers who send account statements and other Fund-related materials to you.  We restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. We maintain physical, electronic, and procedural safeguards to guard your nonpublic personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

37

PRESERVATION TRUST ADVISORS

Statement of Additional Information

PTA Retirement Savings Fund

Class A (Ticker Symbol)

Class I (Ticker Symbol)

December 31, 2010

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the Prospectus dated December 31, 2010 (the “Prospectus”) of the PTA Retirement Savings Fund (the “Fund”), a series of Preservation Trust Advisors (the “Trust”).  This SAI contains additional information about principal strategies and risks already described in the Prospectus, as well as descriptions of non-principal strategies not described in the Prospectus.  Copies of the Fund’s Prospectus may be obtained, free of charge, by writing the Fund at [●], by calling (toll-free) [●], or on the Fund’s website at www.preservationtrust.com.  You should read this SAI together with the Prospectus and retain it for further reference.

i

 PRESERVATION TRUST ADVISORS

The Trust is a Delaware statutory trust organized on July 22, 2010, and is registered with the Securities and Exchange Commission (the “SEC”) as an open-end, management investment company.  The Fund is one series, or mutual fund, formed by the Trust.  The Fund is currently the only series of the Trust.  The Trust may start additional series and offer new shares of a fund under the Trust at any time.

 INVESTMENT STRATEGIES AND RISKS

General Information Regarding the Fund

Preservation Trust Advisors, LLC (the “Adviser”), the Fund’s investment adviser, is responsible for developing, constructing and monitoring the asset allocation and portfolio strategy of the Fund.  The Adviser manages the Fund using a “manager of managers” approach and allocates Fund assets to a carefully selected group of subadvisory firms.  The Adviser selects and oversees multiple subadvisers (the “Subadvisers”) who manage separate segments of the Fund’s portfolio using a wide range of absolute (positive) return and alternative investment strategies as well as strategies focused on enhanced risk-adjusted returns within the Fund’s registered investment company structure.  The Fund is classified as a non-diversified investment company and may invest in the securities of fewer issuers at any given time than a diversified investment company.

Security Ratings Information

The Fund’s investments in convertible and debt securities are subject to the credit risk relating to the financial condition of the issuers of the securities that the Fund holds.  The Fund may invest in convertible and other debt securities that are investment or non-investment grade.  The Fund may also purchase unrated securities, if, at the time of purchase, the Adviser or the Subadvisers believe that they are of comparable quality to rated securities that the Fund may purchase.  Unrated securities may not be as actively traded as rated securities.

Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s (“S&P”) and other nationally recognized statistical ratings organizations (“NRSROs”) are private services that provide ratings of the credit quality of debt obligations, including convertible securities.  A description of the range of ratings assigned to various types of bonds and other securities by several NRSROs is included in Appendix A to this SAI.  The Fund may use these ratings to determine whether to purchase, sell or hold a security.  Because a downgrade often results in a reduction in the market price of the security, sale of a downgraded security may result in a loss.  To the extent that the ratings given by an NRSRO may change as a result of changes in such NRSRO or their rating systems, the Adviser or the Subadvisers may attempt to substitute comparable ratings and/or use such information to determine whether the Fund should continue to hold certain obligations.  Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value.  Ratings are general and are not absolute standards of quality.  The rating of an issuer is a rating agency’s view of potential developments related to the issuer and may not necessarily reflect actual outcomes.  Also, rating agencies may fail to make timely changes in credit ratings.  An issuer’s current financial condition may be better or worse than a rating indicates.

Equity Securities

Common and Preferred Stock.  The Fund may invest in the common stock of companies.  Common stock represents an equity (ownership) interest in a company and usually possesses voting rights and earns dividends.  Dividends on common stock are not fixed but are declared at the discretion of the issuer.  In general, common stock represents the riskiest investment in a company.  In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company’s stock price.

The Fund may invest in preferred stock, including adjustable-rate preferred stock.  Preferred stock is a class of stock having a preference over common stock for the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the debt securities of the issuer.  Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates.

The Fund may purchase trust preferred securities, also known as “trust preferreds,” which are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent.  An issuer creates trust preferred securities by creating a trust and issuing debt to the trust.  The trust in turn issues trust preferred securities.  Trust preferred securities are hybrid securities with characteristics of both subordinated debt and preferred stock.  Such characteristics include long maturities (typically 30 years or more), early redemption by the issuer, periodic fixed or variable interest payments and maturities at face value.  In addition, trust preferred securities issued by a bank holding company may allow deferral of interest payments for up to five years.  Holders of trust preferred securities have limited voting rights to control the activities of the trust, and no voting rights with respect to the parent company.

The fundamental risk of investing in common and preferred stock is the risk that the value of the stock might decrease.  Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions.  Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed-income and money market investments.  The market value of all securities, including common and preferred stocks, is based upon the market’s perception of value and not necessarily the book value of an issuer or other objective measures of a company’s worth.

Convertible Securities and Convertible Arbitrage.  The Fund may invest in convertible securities.  Convertible securities include debt securities, preferred stock or other securities that may be converted into or exchanged for a given amount of common stock of the same or a different issuer during a specified period and at a specified price in the future.  A convertible security entitles the holder to receive interest on debt or the dividend on preferred stock until the convertible security matures or is redeemed, converted or exchanged.

Convertible securities rank senior to common stock in a company’s capital structure but are usually subordinated to comparable nonconvertible securities.  Convertible securities have unique investment characteristics in that they typically: (1) have higher yields than common stocks but lower yields than comparable non-convertible securities; (2) are less subject to fluctuation in value than the underlying stocks since they have fixed income characteristics; and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases.

A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument.  If a convertible security is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

Convertible arbitrage involves purchasing a portfolio of convertible securities, generally convertible bonds, and hedging a portion of the equity risk by selling short the underlying common stock.  The Fund may also seek to hedge interest rate exposure under some circumstances or use certain strategies to maintain sector and market neutral portfolios.

Investment in convertible securities generally entails less risk than an investment in the issuer’s common stock.  Convertible securities are typically issued by smaller capitalized companies whose stock price may be volatile.  Therefore, the price of a convertible security may reflect variations in the price of the underlying common stock in a way that nonconvertible debt does not.  The extent to which such risk is reduced, however, depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.  Convertible arbitrage is subject to special risks, including the risk of default in interest or principal payments, which could result in a loss of income to the Fund, or a decline in the market value of the securities.

Warrants and Rights.  The Fund may invest in warrants and rights.  Warrants are securities, typically issued with preferred stock or bonds, that give the holder the right to purchase a given number of shares of common stock at a specified price and time.  The price of the warrant usually represents a premium over the applicable market value of the common stock at the time of the warrant’s issuance.  Warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.  A stock right is an option given to a shareholder to buy additional shares at a predetermined price during a specified time.

Investments in warrants and rights involve certain risks, including the possible lack of a liquid market for the resale of the warrants and rights, potential price fluctuations due to adverse market conditions or other factors and failure of the price of the common stock to rise.  If the warrant is not exercised within the specified time period, it becomes worthless.

Depositary Receipts.  The Fund may invest in depositary receipts.  A depositary receipt is a receipt for shares of a foreign-based company that entitles the holder to distributions on the underlying security.  Depositary receipts include sponsored and unsponsored American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and other similar global instruments.  ADRs typically are issued by a U.S. bank or trust company, evidence ownership of underlying securities issued by a foreign company and are designed for use in U.S. securities markets.  EDRs (sometimes called Continental Depositary Receipts) are receipts issued by a European financial institution evidencing an arrangement similar to that of ADRs, and are designed for use in European securities markets.

ADRs may involve additional risks relating to political, economic or regulatory conditions in foreign countries.  These risks include less stringent investor protection and disclosure standards in some foreign markets and fluctuations in foreign currencies.  The securities underlying ADRs are typically denominated (or quoted) in a currency other than U.S. dollars.  As a result, changes in foreign currency exchange rates may affect the value of the Fund’s portfolios.  Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars.  Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars.  In addition, the securities underlying ADRs trade on foreign exchanges at times when the U.S. markets are not open for trading.  As a result, the value of ADRs representing those underlying securities may change materially at times when the U.S. markets are not open for trading.

Unsponsored depositary receipts may be created without the participation of the foreign issuer.  Holders of these receipts generally bear all the costs of the depositary receipt facility, whereas foreign issuers typically bear certain costs of a sponsored depositary receipt.  The bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights.  Accordingly, available information concerning the issuer may not be current and the prices of unsponsored depositary receipts may be more volatile than the prices of sponsored depositary receipts.

Real Estate Investment and Royalty Trusts.  The Fund may purchase interests in real estate investment trusts (“REITs”) and royalty trusts.  A REIT is a company that pools investor funds to invest primarily in income producing real estate or real estate related loans or interests.  A royalty trust is an entity that typically owns oil or natural gas wells or the mineral rights of wells and of property, such as mines.  REITs are not taxed at the entity level on income distributed to their shareholders if, among other things, they distribute substantially all taxable income (other than net capital gains) for each taxable year.

Because REITs and royalty trusts have ongoing fees and expenses, which may include management, operating and administration expenses, REIT and royalty trust shareholders, including the Fund, will indirectly bear a proportionate share of those expenses in addition to the expenses of the Fund.

The Fund also may be subject to certain risks associated with the direct investments of the REITs.  REITs may be affected by changes in their underlying properties and by defaults by borrowers or tenants.  Mortgage REITs may be affected by the quality of the credit extended.  Furthermore, REITs are dependent on specialized management skills.  Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.  REITs depend on their ability to generate cash flow to make distributions to shareholders or unitholders and may be subject to defaults by borrowers and to self-liquidations.  In addition, the performance of a REIT may be affected by its failure to qualify as a pass-through entity under the Internal Revenue Code of 1986, as amended (the “Code”), or its failure to maintain exemption from registration under the Investment Company Act of 1940, as amended (the “1940 Act”).

In addition, royalty trusts may be subject to certain risks associated with a decline in demand for crude oil, natural gas and refined petroleum products, which, in turn, could adversely affect income and royalty trust revenues and cash flows.  Factors that could lead to a decrease in market demand include a recession or other adverse economic conditions, an increase in the market price of the underlying commodity, higher taxes or other regulatory actions that increase costs, or a shift in consumer demand for such products.  A rising interest rate environment could limit the capital appreciation of royalty trusts because of the increased availability of alternative investments at more competitive yields.

Fixed Income Securities

U.S. Government Securities.  The Fund may invest in U.S. Government Securities.  U.S. Government Securities include securities issued by the U.S. Treasury and by U.S. Government agencies and instrumentalities.  U.S. Government Securities may be supported by the full faith and credit of the United States (such as mortgage-backed securities and certificates of the Government National Mortgage Association (“GNMA” or “Ginnie Mae”) and securities of the Small Business Administration); by the right of the issuer to borrow from the U.S. Treasury (for example, Federal Home Loan Bank securities); by the discretionary authority of the U.S. Treasury to lend to the issuer (for example, Federal National Mortgage Association (“FNMA” or “Fannie Mae”) securities); or solely by the creditworthiness of the issuer (for example, Federal Home Loan Mortgage Corporation (“FHLMC” or Freddie Mac”) securities).

Holders of U.S. Government Securities that are not backed by the full faith and credit of the United States must look principally to the agency or instrumentality issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment.  No assurance can be given that the U.S. Government would provide support if it were not obligated to do so by law.  Neither the U.S. Government nor any of its agencies or instrumentalities guarantees the market value of the securities they issue.

Bank Loans.  The Fund may invest in bank loans.  By purchasing a loan, the Fund acquires some or all of the interest of a bank or other lender in a loan to a particular borrower.  The Fund may purchase participations in loans and may purchase assignments of such loans.  Investments in loan participations are considered to be debt obligations and, as indebtedness, bank loans are subject to credit risk, liquidity risk and interest rate risk, each of which is discussed in more detail in this SAI.

As the purchaser of a bank loan, the Fund will depend primarily upon the creditworthiness of the borrower for payment of principal and interest.  If the Fund does not receive scheduled interest or principal payments on such indebtedness, the Fund’s share price could be adversely affected.  In addition, the Fund may only be able to enforce its rights through the lender and may assume the credit risk of the lender in addition to that of the borrower.

Bank loans may be secured or unsecured.  Loans that are fully secured offer the Fund more protection than unsecured loans in the event of non-payment of scheduled interest or principal.  However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower’s obligation, or that the collateral can be liquidated.

A loan is often administered by an “agent bank,” which may be a financial intermediary of any sort, acting as agent for all participation holders.  The agent bank is normally responsible for the collection of principal and interest payments from the borrower and the apportionment of these payments to the credit of all institutions that are parties to the loan agreement.  Unless under the terms of the loan or other indebtedness the Fund has direct recourse against the borrower, the Fund may have to rely on the agent bank to apply appropriate credit remedies against the lender and borrower.

An agent bank may be terminated in the event that it fails to observe a requisite standard of care or becomes insolvent.  A successor agent bank would generally be appointed, and assets held by the agent bank under the loan agreement should remain available to holders of the bank loan.  However, if assets held by the agent bank for the benefit of the Fund were determined to be subject to the claims of the agent bank’s general creditors, the Fund might incur costs and delays in realizing payment on the investment and could suffer a loss of principal and/or interest.

The Fund may invest in loan participations that are rated by a NRSRO or unrated, and the Fund may invest in loan participations of any credit quality.  Indebtedness of companies whose creditworthiness is poor involves substantially greater risks and may be highly speculative.  Consequently, when investing in indebtedness of companies with poor credit, the Fund bears a substantial risk of losing the entire amount invested.

While some bank loans are traded and may be deemed to be liquid, others, such as loan assignments, loan participations, delayed funding loans, revolving credit facilities, bridge loans and similar types of indebtedness may not be readily marketable and may be subject to restrictions on resale.  Consequently, they may be difficult or impossible to dispose of readily at what the investment adviser(s) to the Fund may believe to be a fair price.  Further, their valuations involve a degree of judgment and could result in significant variations in the Fund’s share price.

Investments in loans through a direct assignment of a participation  may involve additional risks.  For example, if a loan is foreclosed, the Fund could become part owner of any collateral securing it and would bear the costs and liabilities associated with owning and disposing of it.  In addition, under emerging legal theories of lender liability, the Fund could be held liable as co-lender.

Certain bank loans may include equity features, such as warrants and conversion rights.  These investments involve the additional risks of an equity investment, including potential volatility, valuation difficulties, illiquidity and significant loss, particularly if the equity features expires worthless or is not exercised.

Corporate Debt Obligations.  The Fund may invest in corporate debt obligations.  Corporate debt obligations include corporate bonds, debentures, notes, commercial paper and other similar debt obligations, which are instruments, used by companies to borrow money from investors.  The issuer pays the investor a fixed or variable rate of interest and must repay the amount borrowed at maturity.  Commercial paper (short-term unsecured promissory notes) is issued by companies to finance their current obligations and normally has a maturity of less than nine months.  The Fund may also invest in corporate fixed income securities registered and sold in the U.S. by foreign issuers (Yankee bonds) and those sold outside the U.S. by foreign or U.S. issuers (Eurobonds).

Treasury Inflation Protected Securities.  The Fund may invest in treasury inflation protected securities (“TIPS”).  TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation – a sustained increase in prices that erodes the purchasing power of money.  The inflation adjustment, which is typically applied monthly to the bond’s principal, follows a designated inflation index, such as the consumer price index.  A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase.  This adjustment can provide investors with a hedge against inflation, as it helps preserve the purchasing power of their investments.  Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds.  TIPS are subject to certain risks, include interest rate risk and deflation risk.

Mortgage-Backed Securities.  Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, pools of mortgage loans.  Those securities may be guaranteed by a U.S. Government agency or instrumentality (such as GNMA); issued and guaranteed by government-sponsored stockholder-owned corporations, though not backed by the full faith and credit of the United States (such as by FNMA or FHLMC), and described in greater detail below); or issued by fully private issuers.  Private issuers are generally originators of and investors in mortgage loans and include savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities.  Private mortgage-backed securities may be supported by U.S. Government agency mortgage-backed securities or some form of non-governmental credit enhancement.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and FHLMC.  FNMA is a government-sponsored corporation owned by stockholders.  It is subject to general regulation by the Federal Housing Finance Authority (“FHFA”).  FNMA purchases residential mortgages from a list of approved seller/servicers that include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers.  FNMA guarantees the timely payment of principal and interest on pass-through securities that it issues, but those securities are not backed by the full faith and credit of the U.S. Government.

FHLMC is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned by stockholders.  FHLMC issues Participation Certificates (“PCs”), which represent interests in mortgages from FHLMC’s national portfolio.  FHLMC guarantees the timely payment of interest and ultimate collection of principal on the PCs it issues, but those PCs are not backed by the full faith and credit of the U.S. Government.

The U.S. Treasury has historically had the authority to purchase obligations of FNMA and FHLMC.  In addition, in 2008, due to capitalization concerns, Congress provided the U.S. Treasury with additional authority to lend FNMA and FHLMC emergency funds and to purchase the companies’ stock, as described below.  In September 2008, the U.S. Treasury and the FHFA announced that FNMA and FHLMC had been placed in conservatorship.

Privately Issued Mortgage-Backed Securities.  The Fund may invest in privately issued mortgage-backed securities.  Mortgage-backed securities offered by private issuers include pass-through securities consisting of pools of conventional residential mortgage loans; mortgage-backed bonds, which are considered to be debt obligations of the institution issuing the bonds and are collateralized by mortgage loans; and bonds and collateralized mortgage obligations that are collateralized by mortgage-backed securities issued by GNMA, FNMA or FHLMC or by pools of conventional mortgages of multi-family or of commercial mortgage loans.

Privately issued mortgage-backed securities generally offer a higher rate of interest (but greater credit and interest rate risk) than securities issued by U.S. Government issuers because there are no direct or indirect governmental guarantees of payment.  Many nongovernmental issuers or servicers of mortgage-backed securities guarantee or provide insurance for timely payment of interest and principal on the securities.  The market for privately issued mortgage-backed securities is smaller and less liquid than the market for mortgage-backed securities issued by U.S. government issuers.

Stripped Mortgage-Backed Securities.  The Fund may invest in stripped mortgage-backed securities.  Stripped mortgage-backed securities are multi-class mortgage-backed securities that are created by separating the securities into their principal and interest components and selling each piece separately.  Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions in a pool of mortgage assets.

Collateralized Obligations.  The Fund may invest in collateralized mortgage obligations (“CMOs”) that are collateralized by mortgage-backed securities issued by GNMA, FHLMC or FNMA (“Mortgage Assets”).  CMOs are multiple-class debt obligations.  Payments of principal and interest on the Mortgage Assets are passed through to the holders of the CMOs as they are received, although certain classes (often referred to as “tranches”) of CMOs have priority over other classes with respect to the receipt of mortgage prepayments.  Each tranche is issued at a specific or floating coupon rate and has a stated maturity or final distribution date.  Interest is paid or accrues in all tranches on a monthly, quarterly or semi-annual basis.  Payments of principal and interest on Mortgage Assets are commonly applied to the tranches in the order of their respective maturities or final distribution dates, so that generally, no payment of principal will be made on any tranche until all other tranches with earlier stated maturity or distribution dates have been paid in full.  The Fund may also invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities.  CBOs and CLOs are types of asset- backed securities.  A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities.  A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.

For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield.  The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances.  Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade.  Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a fund invests.  Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws.  As a result, investments in CDOs may be characterized by a fund as illiquid securities; however an active dealer market may exist for CDOs, allowing a CDO to qualify for transactions under Rule 144A of the Securities Act of 1933, as amended (the “Securities Act”).  In addition to the normal risks associated with fixed income securities discussed elsewhere in the SAI and the Prospectus (e.g., interest rate risk and default risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Asset-Backed Securities.  The Fund may invest in asset-backed securities, including asset-backed commercial paper.  Asset-backed securities have structural characteristics similar to mortgage-backed securities but have underlying assets that are not mortgage loans or interests in mortgage loans.  Asset-backed securities represent fractional interests in, or are secured by and payable from, pools of assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit (for example, credit card) agreements.  Assets are securitized through the use of trusts and special purpose corporations that issue securities that are often backed by a pool of assets representing the obligations of a number of different parties.  Repayments relating to the assets underlying the asset-backed securities depend largely on the cash flows generated by such assets.  The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancements associated with the securities.  Payments or distributions of principal and interest on asset-backed securities may be supported by credit enhancements including letters of credit, an insurance guarantee, reserve funds and over collateralization.  Asset-backed securities have structures and characteristics similar to those of mortgage-backed securities; accordingly they are subject to many of the same risks, though often, to a greater extent.

Junk Bonds.  The Fund may invest in fixed income securities rated below investment grade.  These securities are commonly referred to as “high yield securities” or “junk bonds” and are deemed to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal and may involve major risk exposure to adverse conditions.  These securities are subject to specific risks that may not be present with investments of higher grade securities.  In particular, these securities may provide poor protection for payment of principal and interest but may have greater potential for capital appreciation than higher quality securities.  These securities also have greater risk of default or price changes due to changes in an issuer’s creditworthiness than higher quality securities.  The market for these securities may be thinner and less active than that for higher quality securities, which may affect the price at which the lower rated securities can be sold.  The market prices of these securities may fluctuate more than the market prices of higher quality securities and may decline significantly in periods of general economic difficulty or rising interest rates.

Distressed Assets.  The Fund may invest in “below investment grade” securities and obligations of U.S. and non-U.S. issuers in weak financial condition, experiencing poor operating results, having substantial capital needs or negative net worth, facing special competitive or product obsolence problems, including companies involved in bankruptcy or other reorganization and liquidation proceedings including subprime loan collateral and mezzanine home equity loan structures.  These securities are likely to be particularly risky investments, although they may also offer the potential for correspondingly high returns.  Investment in the debt of financially distressed companies domiciled outside the U.S. may involve risks in addition to the risks of foreign investing discussed elsewhere in this SAI.  To the extent that the Fund invests significantly in securities involving subprime residential mortgage loans (i.e., loans to borrowers with lower credit scores), they may be subject to certain risks associated with defaults on such loans and any impact to servicers of such loans.  Recently, a number of originators and servicers of subprime residential mortgage loans, have experienced serious financial difficulties and, in some cases, have entered bankruptcy proceedings.  The inability of the originator to repurchase such mortgage loans in the event of early payment defaults and other loan representation breaches may also affect the performance of residential mortgage backed securities (“RMBS”) backed by those subprime mortgage loans and subprime RMBS.  In addition, interest rate spreads for subprime RMBS have widened and are more volatile when compared to the recent past due to these adverse changes in market conditions.  If interest rate spreads for RMBS continue to be volatile, and to the extent the Fund invests in RMBS, the assets of the Fund may be negatively affected by such volatility and the Fund may experience difficulty in the management and reinvestment of its investments.  Any additional deterioration in the market performance of both RMBS backed by subprime residential mortgage portfolios and CDO securities with significant exposure to such RMBS, would likely increase the chances that the Fund may incur losses on such investments.

Variable Amount Master Demand Notes.  Variable amount master demand notes are unsecured demand notes that permit investment of fluctuating amounts of money at variable rates of interest pursuant to arrangements with issuers who meet certain quality criteria.

Municipal Securities.  The Fund may invest in municipal securities.  Municipal securities are issued by the states, territories and possessions of the United States, their political subdivisions (such as cities, counties and towns) and various authorities (such as public housing or redevelopment authorities), instrumentalities, public corporations and special districts (such as water, sewer or sanitary districts) of the states, territories, and possessions of the United States or their political subdivisions.  In addition, municipal securities include securities issued by or on behalf of public authorities to finance various privately operated facilities, such as industrial development bonds, that are backed only by the assets and revenues of the non-governmental user (such as hospitals and airports).

Municipal securities are issued to obtain funds for a variety of public purposes, including general financing for state and local governments, or financing for specific projects or public facilities.  Municipal securities are classified as general obligation or revenue bonds or notes.  General obligation securities are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest.  Revenue securities are payable from revenue derived from a particular facility, class of facilities, or the proceeds of a special excise tax or other specific revenue source, but not from the issuer’s general taxing power.  Private activity bonds and industrial revenue bonds do not carry the pledge of the credit of the issuing municipality, but generally are guaranteed by the corporate entity on whose behalf they are issued.

Municipal leases are entered into by state and local governments and authorities to acquire equipment and facilities such as fire and sanitation vehicles, telecommunications equipment and other assets.  Municipal leases (which normally provide for title to the leased assets to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt.  The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of “non-appropriation” clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis.

Variable and Floating Rate Securities.  The Fund may invest in variable and floating rate securities, including perpetual floaters.  Fixed income securities that have variable or floating rates of interest may, under certain limited circumstances, have varying principal amounts.  These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to one or more interest rate indices or market interest rates (the “underlying index”).  The interest paid on these securities is a function primarily of the underlying index upon which the interest rate adjustments are based.  These adjustments minimize changes in the market value of the obligation.  A perpetual floater is a floating rate security with no stated maturity date.  Similar to fixed rate debt instruments, variable and floating rate instruments are subject to changes in value based on changes in market interest rates or changes in the issuer’s creditworthiness.  The rate of interest on securities may be tied to U.S. Government Securities or indices on those securities as well as any other rate of interest or index.

Variable and floating rate demand notes of corporations are redeemable upon a specified period of notice.  These obligations include master demand notes that permit investment of fluctuating amounts at varying interest rates under direct arrangements with the issuer of the instrument.  The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days’ notice.  Certain securities may have an initial principal amount that varies over time based on an interest rate index, and, accordingly, the Fund may be entitled to less than the initial principal amount of the security upon the security’s maturity.

The Fund may also invest in inverse floating rate debt instruments (“inverse floaters”).  The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed.  An inverse floater may have greater volatility in market value, meaning that during periods of rising interest rates, the market values of inverse floaters will tend to decrease more rapidly than those of fixed rate securities.

There may not be an active secondary market for any particular floating or variable rate instruments, which could make it difficult for the Fund to dispose of the instrument during periods that the Fund is not entitled to exercise any demand rights it may have.  The Fund could, for this or other reasons, suffer a loss with respect to those instruments.

Structured Notes.  The Fund may invest in structured notes.  Structured notes include, but are not limited to, reverse convertible notes, interest rate-linked notes, credit-linked notes, commodity-linked notes and dual currency notes.  Structured notes are debt obligations where the interest rate and/or principal amount payable upon maturity or redemption of the note is determined by the performance of an underlying reference instrument, such as an asset, market or interest rate.  Structured notes may be positively or negatively indexed; that is, an increase in the value of the reference instrument may produce an increase or decrease in the interest rate or principal.  Further, the rate of return on a structured note may be determined by the application of a multiplier to the percentage change (positive or negative) in value of the reference instrument.  Structured notes may be issued by governmental agencies, broker-dealers or investment banks at various levels of coupon payments and maturities, and may also be privately negotiated to meet an individual investor’s requirements.  Many types of structured notes may also be “replicated” through a combination of holdings in equity and fixed-income securities and derivative instruments such as call or put options.

Zero-Coupon Securities.  The Fund may invest in zero-coupon securities.  Zero-coupon securities are debt obligations that are issued or sold at a significant discount from their face value (“original issue discount”) and do not pay current interest to holders prior to maturity, a specified redemption date or cash payment date.  The discount approximates the total interest the securities will accrue and compound over the period to maturity or the first interest payment date at a rate of interest reflecting the market rate of interest at the time of issuance.  The original issue discount on zero-coupon securities must be included ratably in the income of the Fund as the income accrues, even though payment has not been received.  If the Fund intends or is required to distribute all of its net investment income, it may have to sell portfolio securities to distribute accrued income, which may occur at a time when the Fund would not have chosen to sell such securities and which may result in a taxable gain or loss.  Because interest on zero-coupon securities is not paid on a current basis but is in effect deferred and compounded, the value of these securities is subject to greater fluctuations in response to changing interest rates, and may involve greater credit risks, than the value of debt obligations that distribute income regularly.

Zero-coupon securities may be securities that have been stripped of their unmatured interest stream.  Zero-coupon securities may be custodial receipts or certificates, underwritten by securities dealers or banks, that evidence ownership of future interest payments, principal payments or both on certain U.S. Government Securities.  The underwriters of these certificates or receipts generally purchase a U.S. Government Security and deposit the security in an irrevocable trust or custodial account with a custodian bank, which then issues receipts or certificates that evidence ownership of the purchased unmatured coupon payments and the final principal payment of the U.S. Government Security.  These certificates or receipts have the same general attributes as zero-coupon stripped U.S. Treasury securities but are not supported by the issuer of the U.S. Government Security.  The risks associated with stripped securities are similar to those of other zero-coupon securities, although stripped securities may be more volatile, and the value of certain types of stripped securities may move in the same direction as interest rates.

Financial Institution Obligations.  The Fund may invest in financial institution obligations.  Obligations of financial institutions include certificates of deposit, bankers’ acceptances, time deposits and other short-term debt obligations.  Certificates of deposit represent an institution’s obligation to repay funds deposited with it that earn a specified interest rate over a given period.  Bankers’ acceptances are negotiable obligations of a bank to pay a draft which has been drawn by a customer and are usually backed by goods in international trade.  Time deposits are non-negotiable deposits with a banking institution that earn a specified interest rate over a given period.  Certificates of deposit and fixed time deposits, which are payable at the stated maturity date and bear a fixed rate of interest, generally may be withdrawn on demand by the Fund but may be subject to early withdrawal penalties which could reduce the Fund’s performance.  Although fixed time deposits do not in all cases have a secondary market, there are no contractual restrictions on the Fund’s right to transfer a beneficial interest in the deposits to third parties.

The Fund may invest in Eurodollar certificates of deposit, which are issued by offices of foreign and domestic banks located outside the United States; Yankee certificates of deposit, which are issued by a U.S. branch of a foreign bank and held in the United States; Eurodollar time deposits, which are deposits in a foreign branch of a U.S. bank or a foreign bank; and Canadian time deposits, which are issued by Canadian offices of major Canadian banks.  Each of these instruments is U.S. dollar denominated.

Additional Debt Securities Risks

Yields on debt securities are dependent on a variety of factors, including the general conditions of the fixed income securities markets, the size of a particular offering, the maturity of the obligation and the rating of the issue.  Under normal conditions, fixed income securities with longer maturities tend to offer higher yields and are generally subject to greater price movements than obligations with shorter maturities.

The issuers of debt securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors that may restrict the ability of the issuer to pay, when due, the principal of and interest on its fixed income securities.  Bankruptcy, litigation or other conditions may impair an issuer’s ability to pay, when due, the principal of and interest on its fixed income securities.

Interest Rates.  The market value of the interest-bearing fixed income securities held by the Fund will be affected by changes in interest rates.  There is normally an inverse relationship between the market value of securities sensitive to prevailing interest rates and actual changes in interest rates.  The longer the remaining maturity (and duration) of a security, the more sensitive the security is to changes in interest rates.  All fixed income securities, including U.S. Government Securities, can change in value when there is a change in interest rates.  Changes in the ability of an issuer to make payments of interest and principal and in the markets’ perception of an issuer’s creditworthiness will also affect the market value of that issuer’s fixed income securities.  As a result, an investment in the Fund is subject to risk even if all fixed income securities in the Fund’s investment portfolios are paid in full at maturity.  In addition, certain fixed income securities may be subject to extension risk, which refers to the change in total return on a security resulting from an extension or abbreviation of the security’s maturity.

Credit.  The Fund’s investment in fixed income securities is subject to the credit risk relating to the financial condition of the issuers of the securities that the Fund holds.

Mortgage-Backed Securities.  The value of mortgage-backed securities may be significantly affected by changes in interest rates, the markets’ perception of issuers, the structure of the securities and the creditworthiness of the parties involved.  Some mortgage-backed securities have structures that make their reaction to interest rate changes and other factors difficult to predict.

Prepayments of principal of mortgage-backed securities by mortgagors or mortgage foreclosures affect the average life of the mortgage-backed securities.  The occurrence of mortgage prepayments is affected by various factors, including the level of interest rates, general economic conditions, the location and age of the mortgages and other social and demographic conditions.  In periods of rising interest rates, the prepayment rate tends to decrease, lengthening the average life of a pool of mortgage-backed securities.  In periods of falling interest rates, the prepayment rate tends to increase, shortening the average life of a pool.  The volume of prepayments of principal on the mortgages underlying a particular mortgage-backed security will influence the yield of that security, affecting the Fund’s yield.  Because prepayments of principal generally occur when interest rates are declining, it is likely that the Fund, to the extent it retains the same percentage of fixed income securities, may have to reinvest the proceeds of prepayments at lower interest rates than those of their previous investments.  If this occurs, the Fund’s yield will correspondingly decline.  Thus, mortgage-backed securities may have less potential for capital appreciation in periods of falling interest rates (when prepayment of principal is more likely) than other fixed income securities of comparable duration, although they may have a comparable risk of decline in market value in periods of rising interest rates.  A decrease in the rate of prepayments may extend the effective maturities of mortgage-backed securities, reducing their sensitivity to changes in market interest rates.  To the extent that the Fund purchases mortgage-backed securities at a premium, unscheduled prepayments, which are made at par, result in a loss equal to an unamortized premium.

To lessen the effect of the failures by obligors on Mortgage Assets to make payments, CMOs and other mortgage-backed securities may contain elements of credit enhancement, consisting of either (1) liquidity protection or (2) protection against losses resulting after default by an obligor on the underlying assets and allocation of all amounts recoverable directly from the obligor and through liquidation of the collateral.  This protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of these.

Asset-Backed Securities.  Like mortgage-backed securities, the collateral underlying asset-backed securities are subject to prepayment, which may reduce the overall return to holders of asset-backed securities.  Asset-backed securities present certain additional and unique risks.  Primarily, these securities do not always have the benefit of a security interest in collateral comparable to the security interests associated with mortgage-backed securities.  Credit card receivables are in general unsecured.  Debtors are entitled to the protection of a number of state and Federal consumer credit laws, many of which give such debtors the right to set-off certain amounts owed on the credit cards, thereby reducing the balance due.  Generally, automobile receivables are secured by automobiles.  Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations.  If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the asset-backed securities.  In addition, because of the large number of vehicles involved in a typical issuance and the technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles.  As a result, the risk that recovery on repossessed collateral might be unavailable or inadequate to support payments on asset-backed securities is greater for asset-backed securities than for mortgage-backed securities.  In addition, because asset-backed securities are relatively new, the market experience in these securities is limited and the market’s ability to sustain liquidity through all phases of an interest rate or economic cycle has not been tested.

Non-U.S. Dollar Denominated Securities.  The Fund may invest in non-U.S. dollar denominated securities including debt obligations denominated in foreign or composite currencies (such as the European Currency Unit) issued by (1) foreign national, provincial, state or municipal governments or their political subdivisions; (2) international organizations designated or supported by governmental entities (e.g., the World Bank and the European Community); (3) non-dollar securities issued by the U.S. Government; and (4) foreign corporations.

Foreign Securities

The Fund may invest in foreign securities.  Investments in the securities of foreign issuers may involve risks in addition to those associated with investments in the securities of U.S. issuers.  All foreign investments are subject to risks of: (1) foreign political and economic instability; (2) adverse movements in foreign exchange rates; (3) the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital; and (4) changes in foreign governmental attitudes towards private investment, including potential nationalization, increased taxation or confiscation of the Fund’s assets.

In addition, dividends payable on foreign securities may be subject to foreign withholding taxes, thereby reducing the income available for distribution.  Some foreign brokerage commissions and custody fees are higher than those in the United States.  Foreign accounting, auditing and financial reporting standards differ from those in the United States and therefore, less information may be available about foreign companies than is available about issuers of comparable U.S. companies.  Foreign securities also may trade less frequently and with lower volume and may exhibit greater price volatility than United States securities.

Changes in foreign exchange rates will affect the U.S. dollar value of all foreign currency-denominated securities held by the Fund.  Exchange rates are influenced generally by the forces of supply and demand in the foreign currency markets and by numerous other political and economic events occurring outside the United States, many of which may be difficult, if not impossible, to predict.

Income from foreign securities will be received and realized in foreign currencies and the Fund may be required to compute and distribute income in U.S. dollars.  Accordingly, a decline in the value of a particular foreign currency against the U.S. dollar after the Fund’s income has been earned and computed in U.S. dollars may require the Fund to liquidate portfolio securities to acquire sufficient U.S. dollars to make a distribution.  Similarly, if the exchange rate declines between the time the Fund incurs expenses in U.S. dollars and the time such expenses are paid, the Fund may be required to liquidate additional foreign securities to purchase the U.S. dollars required to meet such expenses.

Emerging Markets.  The Fund may invest in emerging markets, which can have more risk than investing in developed foreign markets, and as a result may be subject to the following additional risks:

•

Information about the companies in these countries is not always readily available;

•

Stocks of companies traded in these countries may be less liquid, and the prices of these stocks may be more volatile than the prices of the stocks in more established markets;

•

Greater political and economic uncertainties exist in emerging markets than in developed foreign markets;

•

The securities markets and legal systems in emerging markets may not be well developed and may not provide the protections and advantages of the markets and systems available in more developed countries;

•

Very high inflation rates may exist in emerging markets and could negatively impact a country’s economy and securities markets;

•

Emerging markets may impose restrictions on the Fund’s ability to repatriate investment income or capital and thus, may adversely effect the operations of the Fund;

•

Certain emerging markets impose constraints on currency exchange and some currencies in emerging may have been devalued significantly against the U.S. dollar;

•

Governments of some emerging markets exercise substantial influence over the private sector and may own or control many companies.  As such, governmental actions could have a significant effect on economic conditions in emerging markets, which, in turn, could effect the value of the Fund’s investments; and

•

Emerging markets may be subject to less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies.

For these and other reasons, the prices of securities in emerging markets can fluctuate more significantly than the prices of securities of companies in developed countries.  The less developed the country, the greater effect these risks may have on these investments.

Sovereign Debt Obligations.  The Fund may invest in sovereign debt obligations.  Sovereign debt obligations are issued or guaranteed by a foreign government or one of its agencies, authorities, instrumentalities or political subdivisions.  Investments in sovereign debt obligations involve special risks not present in corporate debt obligations.  The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default.  During periods of economic uncertainty, the market prices of sovereign debt may be more volatile than prices of U.S. debt obligations.  In the past, certain non-U.S. markets have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debts.

A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt service burden, the sovereign debtor’s policy toward principal international lenders and local political constraints.  Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies and other entities to reduce principal and interest arrearages on their debt.  The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance or repay principal or interest when due may result in the cancellation of third-party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to service its debts.

Foreign Currencies Transactions

Investments in foreign companies will usually involve currencies of foreign countries.  The Fund may temporarily hold funds in bank deposits in foreign currencies during the completion of investment programs.  The Fund may conduct foreign currency exchange transactions either on a spot (cash) basis at the spot rate prevailing in the foreign exchange market or by entering into a forward foreign currency contract.  Such forward contracts involve an obligation to purchase or sell a specific amount of a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price set at the time of the contract.  Forward contracts are considered “derivatives” — financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities).  The Fund may enter into forward contracts in order to “lock in” the exchange rate between the currency they will deliver and the currency they will receive for the duration of the contract.  In addition, the Fund may enter into forward contracts to hedge against risks arising from securities the Fund owns or anticipates purchasing, or the U.S. dollar value of interest and dividends paid on those securities.

At or before settlement of a forward currency contract, the Fund may either deliver the currency or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract.  If the Fund makes delivery of the foreign currency at or before the settlement of a forward contract, it may be required to obtain the currency through the conversion of assets of the fund into the currency.  The Fund may close out a forward contract obligating it to purchase currency by selling an offsetting contract, in which case, it will realize a gain or a loss.

Foreign currency transactions involve certain costs and risks.  Changes in foreign currency exchange rates will affect the value of what the Fund owns.  Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars.  Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in the currency.  The Fund incurs foreign exchange expenses in converting assets from one currency to another.

To manage currency risk, the Fund may enter into forward currency contracts.  A forward currency contract involves an agreement to purchase or sell a specified currency at a specified future price set at the time of the contract.  Forward contracts involve a risk of loss if the Fund is inaccurate in its prediction of currency movements.  The projection of short-term currency market movements is extremely difficult and the successful execution of a short-term hedging strategy is highly uncertain.  The precise matching of forward contract amounts and the value of the securities involved is generally not possible.  Accordingly, it may be necessary for the Fund to purchase additional foreign currency if the market value of the security is less than the amount of the foreign currency the Fund is obligated to deliver under the forward contract and the decision is made to sell the security and make delivery of the foreign currency.  The use of forward contracts as a hedging technique does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance.  Although forward contracts can reduce the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result from an increase in the value of the currencies.  There is also the risk that the other party to the transaction may fail to deliver currency when due which may result in a loss to the Fund.

Options and Futures

The Fund may purchase or write put and call options, futures and options on futures to: (1) enhance the Fund’s performance; or (2) to hedge against a decline in the value of securities owned by the Fund or an increase in the price of securities that the Fund plans to purchase or in order to offset the effects of general stock market movements.

The Fund may invest in futures contracts on securities in which they may invest, market indices based in whole or in part on securities in which they may invest and on commodities.  The Fund may also purchase or write put and call options on these futures contracts.

Options and futures contracts are considered to be derivatives.  Use of these instruments is subject to regulation by the SEC, the options and futures exchanges on which futures and options are traded or by the Commodities Future Trading Commission.  No assurance can be given that any hedging or income strategy will achieve its intended result.

If the Fund will be financially exposed to another party due to its investments in options or futures, the Fund may, if required, maintain either:  (1) offsetting (“covered”) positions; or (2) cash, receivables and liquid debt or equity securities equal to the value of the positions less any proceeds and/or margin on deposit.  Offsetting covered positions may include holding the underlying securities or holding other offsetting liquid securities believed likely to substantially replicate the movement of the future or option investment.  Offsetting covered positions also may include an offsetting option or futures contract.  The Fund will comply with SEC guidelines with respect to coverage of certain strategies and, if the guidelines require, will set aside cash, liquid securities and other permissible assets (“Segregated Assets”).  Segregated Assets cannot be sold or closed out while the strategy is outstanding, unless the Segregated Assets are replaced with similar assets.  As a result, there is a possibility that the use of cover or segregation involving a large percentage of the Fund’s assets could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

Options on Securities.  A call option is a contract under which the purchaser of the call option, in return for a premium paid, has the right to buy the security (or index) underlying the option at a specified price at any time during the term of the option.  The writer of the call option, who receives the premium, has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price.  A put option gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the term of the option.  The writer of the put, who receives the premium, has the obligation to buy, upon exercise of the option, the underlying security (or a cash amount equal to the value of the index) at the exercise price.  The amount of a premium received or paid for an option is based upon certain factors including the market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the option period and interest rates.

Options on Indices.  An index assigns relative values to the securities included in the index, and the index fluctuates with changes in the market values of the securities included in the index.  Index cash options operate in the same way as the more traditional options on securities except that index options are settled exclusively in cash equal to the difference between the exercise price and the closing price of the index.

Options on Foreign Currency.  Options on foreign currency operate in the same way as more traditional options on securities except that currency options are settled exclusively in the currency subject to the option.  The value of a currency option is dependent upon the value of the currency relative to the U.S. dollar and has no relationship to the investment merits of a foreign security.  Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, the Fund may be disadvantaged by having to deal in an odd lot market (generally consisting in transactions of less than $1 million) for the underlying currencies at prices that are less favorable than round lots.  To the extent that the U.S. options markets are closed while the market for the underlying currencies are open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

Options on Futures.  Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time during the period of the option.  Upon exercise of the option, the delivery of the futures position to the holder of the option will be accompanied by transfer to the holder of an accumulated balance representing the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the future.

Futures Contracts.  A futures contract is a bilateral agreement where one party agrees to accept, and the other party agrees to make, delivery of cash or underlying securities or commodities, as called for in the contract, at a specified date and at an agreed upon price.  An index futures contract involves the delivery of an amount of cash equal to a specified dollar amount multiplied by the difference between the index value at the close of trading of the contract and at the price designated by the futures contract.  Generally, these futures contracts are closed out prior to the expiration date of the contracts.  A public market exists in futures contracts covering certain indexes, financial instruments and foreign currencies.

There are certain investment risks associated with options transactions.  These risks include: (1) dependence on the Fund’s ability to predict movements in the prices of individual securities and fluctuations in the general securities markets; (2) imperfect correlation between movements in the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective; and (3) lack of assurance that a liquid secondary market will exist for any particular instrument at any particular time, which, among other things, may hinder the Fund’s ability to limit exposures by closing their positions.

Other risks include the inability of the Fund, as the writer of covered call options, to benefit from any appreciation of the underlying securities above the exercise price, and the possible loss of the entire premium paid for options purchased by the Fund.  There is no assurance that a counterparty in an over-the-counter option transaction will be able to perform its obligations.

The risk of loss in trading futures contracts and in writing options on futures contracts can be substantial, due to the low margin deposits required, the extremely high degree of leverage involved in futures and options pricing, and the potential high volatility of the futures markets.  Futures prices are affected by and may respond rapidly to a variety of factors including (but not limited to) market reports, news reports, interest rates, national and international political and economic events, weather and domestic or foreign trades, monetary or fiscal policies and programs.  Such rapid response might include an opening price on an affected futures contract sharply higher or lower than the previous day’s close.  In the event of adverse price movements, the Fund would continue to be required to make daily cash payments to maintain its required margin.  In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements (and segregation requirements, if applicable) at a time when it may be disadvantageous to do so thus causing the Fund to incur a loss.  In addition, on the settlement date, the Fund may be required to make delivery of the instruments underlying the futures positions it holds.

The Fund could suffer losses if it is unable to close out a futures contract or options on futures contract because of an illiquid secondary market.  Futures contracts and options on futures contracts may be closed out only on an exchange, which provides a secondary market for such products.  However, there can be no assurance that a liquid secondary market will exist for any particular futures product at any specific time.  Thus, it may not be possible to close a futures or option position.  Moreover, most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day.  The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session.  Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit.  The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions.  Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses.  The inability to close futures and options positions also could have an adverse impact on the ability to hedge a portfolio investment or to establish a substitute for a portfolio investment.

The Fund may incorrectly predict future market trends.  If the Fund attempts to use a futures contract or an option on a futures contract as a hedge against, or as a substitute for, a portfolio investment, the Fund will be exposed to the risk that the futures position will have or will develop imperfect or no correlation with the portfolio investment.  This could cause substantial losses for the Fund.  While hedging strategies involving futures products can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other portfolio investments.

The Fund may use various futures contracts that are relatively new instruments without a significant trading history.  As a result, there can be no assurance that an active secondary market in those contracts will develop or continue to exist.  The Fund’s activities in the futures and options markets may result in higher portfolio turnover rates and additional brokerage costs, which could reduce the Fund’s yield.

Leverage Transactions

The Fund may use leverage to increase potential returns.  Leverage involves special risks and may involve speculative investment techniques.  Leverage exists when cash made available to a fund through an investment technique is used to make additional portfolio investments.  Leverage transactions include borrowing for other than temporary or emergency purposes, purchasing securities on margin (borrowing money from a bank to purchase securities), selling securities short (selling securities that are not owned), lending portfolio securities, entering into repurchase agreements, dollar rolls and purchasing securities on a when-issued, delayed delivery or forward commitment basis.

Borrowing Agreements.  The Fund may borrow money from a bank in amounts up to 33⅓% of its total assets at the time of borrowing to, among other things, finance the purchase of securities for its portfolios.  Entering into reverse repurchase agreements, pledging securities, and purchasing securities on a when-issued, delayed delivery or forward delivery basis are subject to this limitation.

Reverse Repurchase Agreements.  A reverse repurchase agreement is a transaction in which a fund sells securities to a bank or securities dealer and simultaneously commits to repurchase the securities from the bank or dealer at an agreed upon date and at a price reflecting a market rate of interest unrelated to the sold securities.  An investment in reverse repurchase agreements will increase the volatility of a fund’s net asset value (“NAV”).

Senior Securities.  Subject to Section 18(f)(1) of the 1940 Act and any rules, regulations and SEC interpretations, and any exemptive orders or interpretive release promulgated thereunder, the Fund may not issue any class of senior security or sell any senior security of which it is the issuer, except that the Fund shall be permitted to borrow from any bank so long as immediately after such borrowings, there is an asset coverage of at least 300% and that in the event such asset coverage falls below this percentage, the Fund shall reduce the amount of its borrowings within three days (excluding Saturdays, Sundays and holidays) to an extent that the asset coverage shall be at least 300%.

Short Sales.  To sell short, the Fund will borrow the security from a broker, sell it and maintain the proceeds of the transaction in its brokerage account.  The broker will charge the Fund interest during the period it borrows the security.  The Fund may close the short sale by purchasing the security in the open market at the market price.  If the proceeds received from the short sale (less the interest charges) exceed the amount paid for the security, the Fund will incur a gain on the transaction.  If the proceeds received from the short sale (less the interest charges) are less than the amount paid for the security, the Fund will incur a loss on the transaction.  Employing a long/short strategy is speculative and involves a high degree of risk, particularly when used for non-hedging purposes.

Securities Lending and Repurchase Agreements.  The Fund may lend portfolio securities in an amount up to 33⅓% of its total assets to brokers, dealers and other financial institutions.  In a portfolio securities lending transaction, the Fund receives from the borrower an amount equal to the interest paid or the dividends declared on the loaned securities during the term of the loan as well as the interest on the collateral securities, less any fees (such as finders or administrative fees) the Fund pays in arranging the loan.  The Fund may share the interest it receives on the collateral securities with the borrower.  The terms of the Fund’s loans may permit the Fund to reacquire loaned securities on five business days’ notice or in time to vote on any important matter.  Loans are subject to termination at the option of the Fund or the borrower at any time, and the borrowed securities must be returned when the loan is terminated.  The Fund may pay fees to arrange for securities loans.

The Fund may enter into repurchase agreements that are transactions in which the Fund purchases a security and simultaneously agrees to resell that security to the seller at an agreed upon price on an agreed upon future date, normally, one to seven days later.  If the Fund enters into a repurchase agreement, it will maintain possession of the purchased securities and any underlying collateral.

Securities loans and repurchase agreements that must be continuously collateralized and the collateral must have market value at least equal to the value of the Fund’s loaned securities, plus accrued interest or, in the case of repurchase agreements, equal to the repurchase price of the securities, plus accrued interest.

When-Issued Securities and Forward Commitments.  The Fund may purchase securities offered on a “when-issued” and “forward commitment” basis (including a delayed delivery basis).  Securities purchased on a “when-issued” or “forward commitment basis” are securities not available for immediate delivery despite the fact that a market exists for those securities.  A purchase is made on a “delayed delivery” basis when the transaction is structured to occur sometime in the future.

When these transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date.  Normally, the settlement date occurs within two months after the transaction, but delayed settlements beyond two months may be negotiated.  During the period between a commitment and settlement, no payment is made for the securities purchased by the purchaser and, thus, no interest accrues to the purchaser from the transaction.  At the time the Fund makes the commitment to purchase securities on a when-issued basis, the Fund will record the transaction as a purchase and thereafter reflect the value of such securities in determining its NAV.

Standby Commitments.  The Fund may acquire the right to sell a security to another party at a guaranteed price and date.  Such a right to resell may be referred to as a “standby commitment” or liquidity put, depending on its characteristics.

There can be no assurance that the securities subject to a standby commitment will be issued, and the value of the security, if issued, on the delivery date may be more or less than its purchase price.  Since the issuance of the security underlying the commitment is at the option of the issuer, the Fund may bear the risk of a decline in the value of the security and may not benefit from an appreciation in the value of the security during the commitment period.

If the exercise price of a standby commitment held by the Fund should exceed the current value of the underlying securities, the Fund may refrain from exercising the standby commitment in order to avoid causing the issuer of the standby commitment to sustain a loss and thereby jeopardizing the fund’s business relationship with the issuer.  However, if a securities dealer or bank is unable to meet its obligation to repurchase the security when the Fund exercises a standby commitment, the Fund might be unable to recover all or a portion of any loss sustained from having to sell the security elsewhere.

Dollar Roll Transactions.  Dollar roll transactions are transactions in which the Fund sells securities to a bank or securities dealer, and makes a commitment to purchase similar, but not identical, securities at a later date from the same party.  During the period between the commitment and settlement, no payment is made for the securities purchased and no interest or principal payments on the securities accrue to the purchaser, but the Fund assumes the risk of ownership.  The Fund is compensated for entering into dollar roll transactions by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale.  The Fund will engage in dollar roll transactions for the purpose of acquiring securities for its investment portfolio.

Swaps.  The Fund may engage in swaps, including, but not limited to, interest rate, currency and equity swaps, and the purchase or sale of related caps, floors, collars and other derivative instruments.  The Fund may enter into these transactions to preserve a return or spread on a particular investment or portion of its portfolio’s duration, to protect against any increase in the price of securities anticipated to be purchased at a later date, or to gain exposure to certain markets in the most economical way possible.

Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal.  Currency swaps involve the exchange of cash flows on a notional amount based on changes in the values of referenced currencies.

The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount.  The purchase of an interest rate floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount.  A collar is a combination of a cap and a floor that preserves a certain return with a predetermined range of interest rates or values.

The use of swaps involves investment techniques and risks different from those associated with ordinary portfolio security transactions.  If the Fund is incorrect in its forecast of market values, interest rates and other applicable factors, the investment performance of the Fund will be less favorable than it would have been if this investment technique was never used.  Swaps do not involve the delivery of securities or other underlying assets or principal and are subject to counterparty risk.  If the other party to a swap defaults and fails to consummate the transaction, the Fund’s risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive.

Equity swaps or other swaps relating to securities or other instruments are based on changes in the value of the underlying securities or instruments.  For example, an equity swap might involve an exchange of the value of a particular security or securities index in a certain notional amount for the value of another security or index or for the value of interest on that notional amount at a specified fixed or variable rate.  Payments under an equity swap contract may be made at the conclusion of the contract or periodically during its term.

If there is a default by the counterparty to a swap contract, the Fund will be limited to contractual remedies pursuant to the agreements related to the particular transaction.  There is no assurance that a swap contract counterparty will be able to meet its obligations pursuant to the swap contract or that, in the event of a default, the Fund will succeed in pursuing contractual remedies.  The Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to a swap contract.  However, the amount at risk is only the net unrealized gain, if any, on the swap, not the entire notional amount.

Credit Default Swaps.  The Fund may invest in credit default swaps (“CDSs”).  A credit default swap gives one party (the buyer) the right to recoup the economic value of a decline in the value of debt securities of the reference issuer (including sovereign debt obligations) if the credit event (a downgrade or default) occurs.  This value is obtained by delivering a debt security of the reference issuer to the party in return for a previously agreed payment from the other party (frequently, the par value of the debt security).  CDSs include CDXs, which are contracts on baskets or indices of securities.  CDSs may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the default of a reference obligation.

If the Fund is a seller of a CDS contract, the Fund would be required to pay the par (or other agreed upon) value of a referenced debt obligation to the counterparty in the event of a default or other credit event by the reference issuer, such as a U.S. or foreign corporate issuer, with respect to such debt obligations.  In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred.  If no default occurs, the Fund would keep the stream of payments and would have no payment obligations.  As the seller, the Fund would be subject to investment exposure on the notional amount of the swap.

If the Fund is the buyer of a CDS contract, the Fund would have the right to deliver a referenced debt obligation and receive the par (or other agreed-upon) value of such debt obligation from the counterparty in the event of a default or other credit event (such as a credit downgrade) by the reference issuer, such as a U.S. or foreign corporation, with respect to its debt obligations.  In return, the Fund would pay the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred.  If no default occurs, the counterparty would keep the stream of payments and would have no further obligations to the Fund.

The use of CDSs, like all swap agreements, is subject to certain risks.  If a counterparty’s creditworthiness declines, the value of the swap would likely decline.  Moreover, there is no guarantee that the Fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Risks of Leverage.  Leverage creates the risk of magnified capital losses.  Leverage may involve the creation of a liability that requires the Fund to pay interest (for instance, reverse repurchase agreements) or the creation of a liability that does not entail any interest costs (for instance, forward commitment costs).

The risks of leverage include a higher volatility of the NAV of the Fund’s securities which may be magnified by favorable or adverse market movements or changes in the cost of cash obtained by leveraging and the yield from invested cash.  So long as the Fund is able to realize a net return on its investment portfolio that is higher than interest expense incurred, if any, leverage will result in higher current net investment income for the Fund than if the Fund were not leveraged.  Changes in interest rates and related economic factors could cause the relationship between the cost of leveraging and the yield to change so that rates involved in the leveraging arrangement may substantially increase relative to the yield on the obligations in which the proceeds of the leveraging have been invested.  To the extent that the interest expense involved in leveraging approaches the net return on the Fund’s investment portfolio, the benefit of leveraging will be reduced, and, if the interest expense incurred as a result of leveraging on borrowings were to exceed the net return to investors, the Fund’s use of leverage would result in a lower rate of return than if such funds were not leveraged.  In an extreme case, if the Fund’s current investment income were not sufficient to meet the interest expense of leveraging, it could be necessary for such fund to liquidate certain of its investments at an inappropriate time.

Segregated Assets.  The Fund will comply with SEC guidelines with respect to coverage of certain strategies and, if the guidelines require, it will cover or set aside Segregated Assets in the prescribed amount.  The value of the Segregated Assets, which is marked to market daily, will be at least equal to the Fund’s commitments under these transactions less any proceeds or margin on deposit.

Illiquid and Restricted Securities

Determination of Liquidity.  The Fund may invest up to 15% of its net assets in illiquid and restricted securities, which may include private placements.  The term “illiquid securities” means securities that cannot be disposed within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities.  Illiquid securities includes:  (1) repurchase agreements not entitling the holder to payment of principal within seven days; (2) purchased over-the-counter options; (3) securities which are not readily marketable; and (4) securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act (“restricted securities”).  The Board of Trustees of the Trust (the “Board”) has the ultimate responsibility for determining whether specific securities are liquid or illiquid and has delegated the function of making determinations of liquidity to the Adviser and the Subadvisers, pursuant to guidelines approved by the Board.  The Adviser and the Subadvisers determine and monitor the liquidity of Fund assets under management and report periodically on their decisions to the Board.  A number of factors are taken into account in reaching liquidity decisions, including but not limited to:  (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer.

Restricted Securities.  Securities eligible for purchase under Rule 144A of the Securities Act (“Rule 144A Securities”) which are restricted securities, may be less liquid investments than registered securities because such securities may not be readily marketable in broad public markets.  A Rule 144A

Security carries the risk that the Fund may not be able to sell the security when one of its portfolio managers considers it desirable to do so or that the Fund may have to sell the security at a lower price than that which would be available if the security were more liquid.  In addition, transaction costs may be higher for Rule 144A Securities than for more liquid securities.  Although there is a substantial institutional market for Rule 144A Securities, it is not possible to predict exactly how the market for Rule 144A Securities will develop.  A restricted security which when purchased was liquid in the institutional markets may subsequently become illiquid.

Investment Company Securities and Exchange Traded Funds

The Fund may invest in registered and unregistered investment companies, ETFs and other investment companies.  The Fund will limit its investment in the securities of other investment companies as required by the 1940 Act.  With certain exceptions, including those provided by rules and regulations under the 1940 Act, such provisions generally permit the Fund to invest up to 3% of the shares of another investment company.  The Fund’s investment in other investment companies may include money market mutual funds, which are not subject to the percentage limitation set forth above.

Open End and Closed End Investment Companies and ETFs.  The Fund may invest in shares of open-end and closed-end investment companies, including those managed by one or more Subadvisers or their affiliates, and including money market mutual funds.  In addition, the Fund may invest in ETFs (which may, in turn, invest in equities, bonds, and other financial vehicles).  ETFs are investment companies whose shares are bought and sold on a securities exchange.  An ETF typically holds a portfolio of securities designed to track a particular market segment or index.  The Fund could purchase an ETF to gain exposure to a portion of the U.S. or foreign market.  The Fund may also invest in exchange-traded notes (“ETNs”), which are similar to ETFs in that they may be designed to provide returns that track an index; ETNs are different from ETFs, however, in one important respect.  They are not secured by an underlying pool of assets, but rather are notes (or debt securities) secured only by the ability of the issuer to pay.

The Fund, as a shareholder of another investment company, will bear its pro-rata portion of the other investment company’s fees and expenses, in addition to its own fees and expenses.  In addition, it will be exposed to the investment risks associated with the other investment company, which generally reflect the risks of the underlying securities.  To the extent that the Fund invests in open-end or closed-end companies that invest primarily in the common stock of companies located outside the United States, see the risks related to foreign securities set forth in the subsection entitled “Foreign Securities” above.

As a shareholder, the Fund must rely on the investment company to achieve its investment objective.  If the investment company or another investment company fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance.

Because ETFs are generally investment companies, owning an ETF generally entails the same risks of owning investment company securities.  Investments in ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to a Fund and lack of liquidity in an ETF could result in its market price being more volatile than the underlying portfolio of securities.  In addition, because ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, ETF shares potentially may trade at a discount or a premium to the ETF’s NAV.  Finally, because the value of ETF shares depends on the demand in the market, the Fund may not be able to liquidate its holdings at the most optimal time, adversely affecting the Fund’s performance.  Further, as debt securities of an issuer, ETN shares are subject to the same risks described for “Fixed Income Securities–Corporate Debt Obligations” above.

Unregistered Investment Companies.  The Fund may also invest in the securities of unregistered investment companies, including “hedge funds” and “private equity funds.”  As with investments in other investment companies, if the Fund invests in an unregistered investment company, the Fund will be charged its proportionate share of the advisory fees, including incentive compensation, and operating expenses of such company, which may be substantial.  These fees would be in addition to the fees and expenses of the Fund.

Unregistered investment companies are not registered with the SEC and may not be registered with any other regulatory authority.  Accordingly, unregistered investment companies are not subject to certain regulatory requirements and oversight to which registered investment companies are subject.  There may be little public information available about the investments and performance of unregistered investment companies.  In addition, because sales of shares of unregistered investment companies are not publicly traded and are generally restricted to certain qualified purchasers, such shares may be illiquid.  An investment in an unregistered investment company may be volatile and difficult to value.

Non-Diversification and Concentration

The Fund is non-diversified and, therefore, may invest in a limited number of issuers.  Investing in a limited number of issuers may cause the Fund to be more volatile and increase the risk of investing in the Fund.  The Fund is not concentrated, however, and, therefore, does not invest more than 25% of its assets in any one industry or group of industries.

Temporary Defensive Position

The Fund may invest in high quality money market instruments, pending investment of cash balances.  The Fund may also assume a temporary defensive position and may invest without limit in high quality money market instruments.  High quality instruments are those instruments that are rated in one of the two highest short-term rating categories by an NRSRO or, if not rated, determined by the Adviser and/or a Subadviser to be of comparable quality.

Money market instruments usually have maturities of one year or less and fixed rates of return.  The money market instruments in which the Fund may invest include short-term U.S. Government Securities, commercial paper, bankers’ acceptances, certificates of deposit, interest-bearing savings deposits of commercial banks, repurchase agreements concerning securities in which the Fund may invest and money market mutual funds.

Portfolio Turnover

The Fund’s portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year.  The calculation excludes from both the numerator and the denominator (1) securities with maturities at the time of acquisition of one year or less and (2) positions held less than a year.  High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund.  A 100% turnover rate would occur if all of the Fund’s portfolio securities were replaced once within a one-year period.

 INVESTMENT OBJECTIVE AND LIMITATIONS

Investment Objective

The investment objective of the Fund may be changed without shareholder approval.

Fundamental Investment Limitations

The Fund is subject to the fundamental investment limitations enumerated in this subsection, which may be changed only by a vote of the holders of a majority of the Fund’s outstanding voting securities.  A “majority of the outstanding voting securities” of the Fund means the lesser of (1) 67% of the shares of common stock of the Fund represented at a meeting at which the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (2) more than 50% of the outstanding shares of the Fund.

The Fund may not:

•

Borrow money if, as a result, outstanding borrowings would exceed an amount equal to 33 1/3% of the Fund’s total assets.

•

Purchase a security if, as a result, more than 25% of the Fund’s total assets would be invested in securities of issuers conducting their principal business activities in the same industry.  For purposes of this limitation, there is no limit on investments in U.S. Government Securities and repurchase agreements covering U.S. Government Securities.

•

Underwrite securities issued by other persons except, to the extent that in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter.

•

Make loans to other parties.  For purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans.

•

Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities backed by real estate or securities of companies engaged in the real estate business).

•

Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (the Fund retains discretion to purchase or sell options and futures contracts and to invest in securities or other instruments backed by physical commodities).

•

Issue senior securities except pursuant to Section 18 of the 1940 Act.

Non-Fundamental Investment Limitations

The following are the Fund’s non-fundamental operating policies, which may be changed by the Board without shareholder approval.

The Fund may not:

•

Invest more than 15% of its net assets in illiquid assets such as:  (1) securities that cannot be disposed of within seven days at their then-current value; (2) repurchase agreements not entitling the holder to payment of principal within seven days; and (3) securities subject to restrictions on the sale of the securities to the public without registration under the Securities Act (“restricted securities”) that are not readily marketable.  The Fund may treat certain restricted securities as liquid pursuant to guidelines adopted by the Board.

Note Regarding Percentage Limitations

Whenever an investment objective, policy or strategy of the Fund set forth in the Fund’s Prospectus or this SAI states a maximum (or minimum) percentage of the Fund’s assets that may be invested in any type of security or asset class, the percentage is determined immediately after the Fund’s acquisition of that investment.  Accordingly, any later increase or decrease resulting from a change in the market value of a security or in the Fund’s assets (e.g., due to net sales or redemptions of Fund shares) will not cause the Fund to violate a percentage limitation.  As a result, due to market fluctuations, cash inflows or outflows or other factors, the Fund may exceed such percentage limitations from time to time.  This does not, however, apply to the borrowing and illiquid security policies set forth above.

 NET ASSET VALUE

Shares of the Fund are sold on a continual basis at the net asset value NAV next computed following receipt of an order in proper form by a dealer, the Fund’s distributor, Quasar Distributors, LLC, or the Fund’s transfer agent, U.S. Bancorp Fund Services, LLC.

The NAV per share for each class of shares of the Fund is determined as of the close of regular trading on the New York Stock Exchange (“NYSE”) (currently, 4:00 p.m., Eastern time), Monday through Friday, except on days the NYSE is not open.  The NYSE is closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.  The NAV per share of the Fund is calculated separately for the Class A shares and Class I shares by adding the value of all portfolio securities and other assets per class (including interest or dividend accrued, but not yet collected), subtracting the liabilities, and dividing the result by the number of outstanding shares of that class.  The result, rounded to the nearest cent, is the NAV per share.

When determining NAV, expenses are accrued and applied daily.  Common stocks and other equity-type securities are valued at the last sales price on the national securities exchange (other than NASDAQ) on which such securities are primarily traded, and with respect to equity securities traded on NASDAQ, such securities are valued using the NASDAQ Official Closing Price.  However, securities traded on a national securities exchange (including NASDAQ) for which there were no transactions on a given day, and securities not listed on a national securities exchange (including NASDAQ), are valued at the average of the most recent bid and asked prices.  Debt securities are generally valued by an independent pricing service, which uses valuation methods such as matrix pricing and other analytical pricing models, as well as market transactions and dealer quotations.  Debt securities purchased with a remaining maturity of 60 days or less are valued at acquisition cost plus or minus any amortized discount or premium.  Investments in mutual funds are valued at their stated NAV.  Any securities or other assets for which market quotations are not readily available or are not priced by an independent price service are valued at fair value as determined in good faith by the Adviser in accordance with procedures approved by the Board.  In accordance with such procedures, the Adviser may use broker quotes or obtain prices from an alternative independent pricing service or, if the broker quotes or prices from an alternative independent prices service are unavailable or deemed to be unreliable, fair value will be determined by the valuation committee of the Trust.  In determining fair value, the valuation committee takes into account relevant factors and available information.  Fair value pricing involves subjective judgments and there is no single standard for determining a security’s fair value.  As a result, different mutual funds could reasonably arrive at a different fair value for the same security.  It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.

The calculation of the NAV of the Fund may not take place contemporaneously with the determination of the prices of portfolio securities used in such calculation.  Events affecting the values of portfolio securities that occur between the time their prices are determined and 4:00 p.m. Eastern time, and at other times, may not be reflected in the calculation of NAV of the Fund.

 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Fees for Certain Shareholder Services.  Broker-dealers and other financial intermediaries may be paid by the Adviser, the Distributor or the Fund for advertising, distribution or shareholder services.  These payments may be in addition to any amounts paid by the Fund under the distribution and shareholder securities plan adopted by the Board (see “Distribution Plan” below).  Depending on the terms of the particular account, broker-dealers and other financial intermediaries also may charge their customers fees for automatic investment, redemption and other services provided.  Such fees may include, for example, account maintenance fees, compensating balance requirements or fees based upon account transactions, assets or income.  The intermediaries are responsible for providing information concerning these services and any charges to any customer who must authorize the purchase of Fund shares prior to such purchase.

Suspension of Redemption Right.  Under the 1940 Act, the Fund may suspend the right of redemption or postpone the date of payment for shares during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC; (b) the NYSE is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC.  The Fund may also suspend or postpone the recording of the transfer of their shares upon the occurrence of any of the foregoing conditions.

Redemption in Kind.  The Trust has filed an election pursuant to Rule 18f-1 under the 1940 Act which provides that the Fund is obligated to redeem shares solely in cash up to $250,000 or 1% of the NAV of the class of shares of the Fund being redeemed, whichever is less, for any one shareholder within a 90-day period.  Any redemption beyond this amount may be made in assets other than cash.

Involuntary Redemptions.  In addition to the situations described in the Fund’s Prospectus under “General Transaction Policies,” the Fund may redeem shares at its discretion when appropriate under the 1940 Act, such as to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Fund shares as provided in the Fund’s Prospectus.

Automatic Investment Plan.  The Class A and Class I shares of the Fund offer an Automatic Investment Plan whereby a shareholder may automatically make purchases of shares of the Fund on a regular, monthly or quarterly basis ($[●] minimum per transaction).  Under the Automatic Investment Plan, a shareholder’s designated bank or other financial institution debits a preauthorized amount from the shareholder’s account each month or quarter and applies the amount to the purchase of Fund shares.  The Automatic Investment Plan must be implemented with a financial institution that is a member of the Automated Clearing House.  No service fee is currently charged by the Fund for participation in the Automatic Investment Plan.

The Automatic Investment Plan permits an investor to use “Dollar Cost Averaging” in making investments.  Instead of trying to time market performance, a fixed dollar amount is invested in Fund shares at predetermined intervals.  This may help investors reduce their average cost per share because the agreed upon fixed investment amount allows more Fund shares to be purchased during periods of lower Fund share prices and fewer Fund shares to be purchased during periods of higher Fund share prices.  In order to be effective, Dollar Cost Averaging should usually be followed on a sustained, consistent basis.  Investors should be aware, however, that Fund shares bought using Dollar Cost Averaging are purchased without regard to their price on the day of investment or to market trends.  Dollar Cost Averaging does not assure a profit and does not protect against losses in a declining market.  In addition, while investors may find Dollar Cost Averaging to be beneficial, it will not prevent a loss if an investor ultimately redeems his or her Fund shares at a price that is lower than their purchase price.

Systematic Withdrawal Plan.  The Fund offers shareholders a Systematic Withdrawal Plan, which allows a shareholder who owns shares of the Fund worth at least $[●] at current NAV at the time the shareholder initiates the Systematic Withdrawal Plan to designate that a fixed sum ($[●] minimum per transaction) be distributed to the shareholder or as otherwise directed at regular intervals.

In-Kind Payments.  Payment for shares of the Fund may, in the discretion of the Fund, be made in the form of securities that are permissible investments for the Fund as described in its Prospectus.  For further information about this form of payment, contact the Fund (toll-free) at [●].  In connection with an in-kind securities payment, the Fund will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by the Fund; that the Fund receives satisfactory assurances that it will have good and marketable title to the securities received by it; that the securities be in proper form for transfer to the Fund; that adequate information be provided to the Fund concerning certain tax matters relating to the securities; and that the amount of the purchase be at least $1,000,000.

Individual Retirement Accounts (Class A Only).  The Trust has a plan (the “Traditional IRA”) for use by individuals with earned income who wish to use shares of the Fund as a funding medium for individual retirement saving.  However, except for rollover contributions, an individual who has attained, or will attain, age 70 ½ before the end of the taxable year may only contribute to a Traditional IRA for his or her non-working spouse under age 70 ½, as long as the individual and spouse file a joint tax return.

The Trust also has available a Roth Individual Retirement Account (the “Roth IRA”) for retirement saving for use by individuals with earned income.  For 2010, a single individual with adjusted gross income of up to $120,000 may contribute to a Roth IRA (for married couples filing jointly, the adjusted gross income limit is $177,000, and for a married individual filing separately, generally the adjusted gross income limit is $100,000), and contributions may be made even after the Roth IRA owner has attained age 70 ½, as long as the account owner has earned income.

The Trust permits certain employers (including self-employed individuals) to make contributions to employees’ Traditional IRAs if the employer establishes a Simplified Employee Pension (“SEP”) plan.

In the Traditional and Roth IRAs, distributions of net investment income and capital gains will be automatically reinvested.

The foregoing brief descriptions are not complete or definitive explanations of the Traditional IRA or the Roth IRA available for investment in the Fund.  Any person who wishes to establish a retirement plan account may do so by contacting the Fund (toll-free) at [●].  The complete plan documents and applications will be provided to existing or prospective shareholders upon request, without obligation.  The Trust recommends that investors consult their attorneys or tax advisors to determine if the retirement programs described herein are appropriate for their needs.

 DESCRIPTION OF SHARES

The Trust is authorized to issue an unlimited number of interests (or shares).  Interests in the Fund are represented by shares of beneficial interest each with a par value of $0.001.  Each share of the Trust has equal voting rights and liquidation rights, and is voted in the aggregate and not by the series except in matters where a separate vote is required by the 1940 Act or when the matters affect only the interests of a particular series.  When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned.

With respect to the Fund, the Trust may offer more than one class of shares.  Each share of a  class represents an equal proportionate interest in that class with each other share of that class.  The Fund currently offers two classes of shares, Class A and Class I.

Each share of the Fund represents an equal proportionate interest in the assets and liabilities belonging to the Fund and is entitled to such distributions out of the income belonging to the Fund as are declared by the Board.  The Board has the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interests in the assets belonging to that series and the rights of shares of any other series are in no way affected.  Additionally, in case of any liquidation of a series, the holders of shares of the series being liquidated are entitled to receive a distribution out of the assets, net of the liabilities, belonging to that series.  Expenses attributable to any series are borne by that series.  Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by, or under the direction of, the Board on the basis of relative net assets, the number of shareholders or another equitable method.  No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

The assets of the Fund received for the issue or sale of its shares, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, shall constitute the underlying assets of the Fund.  In the event of the dissolution or liquidation of the Fund, the holders of shares of the Fund are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

 TAX MATTERS

The Fund intends to qualify and elect to be treated as a regulated investment company under Subchapter M of the Code, provided it complies with all applicable requirements regarding the source of its income, diversification of its assets and timing and amount of distributions.  If the Fund does not qualify as a regulated investment company, it would be taxed as a corporation and, in such case, it would generally be more beneficial for a shareholder to directly own the Fund’s underlying investments rather than indirectly owning the underlying investments through the Fund.

The Fund’s policy is to distribute to its shareholders all of its net investment company taxable income and any net realized long-term capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income or excise taxes based on net income.  However, the Fund can give no assurances that its anticipated distributions will be sufficient to eliminate all taxes.

Net investment company taxable income generally consists of interest, dividends, including ordinary income distributions from REITs, and net short-term capital gains, less expenses.  Distributions of net investment income are taxable to shareholders as ordinary income.  For individual shareholders, a portion of the distributions paid by the Fund may consist of “qualified dividends” eligible for taxation at the rate applicable to long-term capital gains to the extent the Fund designates the amount distributed as a qualified dividend and the shareholder meets certain holding period requirements with respect to his or her Fund shares.  However, the current federal tax provisions applicable to “qualified dividends” are scheduled to expire for tax years beginning after December 31, 2010.  In the case of corporate shareholders, a portion of the distributions may qualify for the intercorporate dividends-received deduction to the extent the Fund designates the amount distributed as eligible for deduction and the shareholder meets certain holding period requirements with respect to its Fund shares.  The aggregate amount so designated to either individuals or corporate shareholders cannot, however, exceed the aggregate amount of such dividends received by the Fund for its taxable year.  In view of the Fund’s investment policies, it is expected that part of the distributions by the Fund may be eligible for the qualified dividend income treatment for individual shareholders (while the “qualified dividend” provisions are still in effect) or the dividends-received deduction for corporate shareholders.

Any long-term capital gain distributions are taxable to shareholders as long-term capital gains regardless of the length of time Fund shares have been held.  Net capital gains distributions are not eligible for the “qualified dividend” income treatment or the dividends-received deduction referred to in the previous paragraph.

Distributions of any net investment company taxable income and net long-term realized capital gains will be taxable as described above, whether received in shares or in cash.  Shareholders who choose to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the NAV of a share on the reinvestment date.

Distributions are generally taxable when received.  However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31.  Distributions are generally includable in alternative minimum taxable income in computing a shareholder’s liability for the alternative minimum tax.

A redemption or exchange of Fund shares may result in recognition of a taxable gain or loss.  Any loss realized upon a redemption or exchange of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains received on those shares.  In determining the holding period of such shares for this purpose, any period during which your risk of loss is offset by means of options, short sales or similar transactions is not counted.  Any loss realized upon a redemption or exchange may be disallowed under certain wash sale rules to the extent shares of the Fund are purchased (through reinvestment of distributions or otherwise) within 30 days before or after the redemption or exchange.

Except in the case of certain exempt shareholders, if a shareholder does not furnish the Fund with its correct Taxpayer Identification Number and certain certifications or the Fund receives notification from the Internal Revenue Service requiring back-up withholding, the Fund is required by federal law to withhold federal income tax from the shareholder’s distributions and redemption proceeds.

Foreign taxpayers (including nonresident aliens) are generally subject to a flat withholding rate, currently 30%, on U.S. source income.  This withholding rate may be lower under the terms of a tax convention.

This section is not intended to be a full discussion of federal tax laws and the effect of such laws on you.  There may be other federal, state, foreign or local tax considerations to a particular investor.  You are urged to consult your own tax adviser.

 DISTRIBUTIONS

The amount of the Fund’s distributions is dependent upon the amount of net investment income received by the Fund.  The Fund does not pay “interest” or guarantee any fixed rate of return on an investment in Fund shares.

The Fund may derive capital gains or losses in connection with sales or other dispositions of its securities.  Any net gain the Fund may realize from transactions involving investments held less than the period required for long term capital gain or loss recognition or otherwise producing short term capital gains and losses, although a distribution from capital gains, will be distributed to shareholders with and as a part of the distributions of net investment income giving rise to ordinary income.  If during any year the Fund realizes a net gain on transactions involving investments held for the period required for long term capital gain or loss recognition or otherwise producing long term capital gains and losses, the Fund will have a net long term capital gain.  After deduction of the amount of any net short-term capital loss, the balance will be distributed and treated as long term capital gains in the hands of the shareholders regardless of the length of time the Fund’s shares may have been held by the shareholders.  For more information concerning applicable capital gains tax rates, see your tax adviser.

Any distribution paid by the Fund reduces the Fund’s NAV per share on the date paid by the amount of the distribution per share.  Accordingly, a distribution paid shortly after a purchase of shares by a shareholder would represent, in substance, a partial return of capital (to the extent it is paid on the shares so purchased), even though it would be subject to income taxes.

Distributions will be made in the form of additional shares of the Fund unless you instruct otherwise on your account application or have redeemed all shares you held in the Fund.

 MANAGEMENT OF THE TRUST

Under the laws of the State of Delaware, the business and affairs of the Fund are managed under the direction of the Board.  The Board is responsible for acting on behalf of the shareholders.  The Trust does not normally hold shareholders’ meetings except when required by the 1940 Act or other applicable law.

Board Leadership Structure

The Board is comprised of [●] Independent Trustees – [List Independent Trustees] – and [one] Interested Trustee – Christopher R. Wolf.  [●] serves as Chairman of the Board.  The Board has established two standing committees – the audit committee and the nominating committee.  [●], an Independent Trustee, serves as Chairman of the audit committee.  The audit committee and the nominating committee are each comprised entirely of Independent Trustees.  In accordance with the fund governance standards prescribed by the SEC under the 1940 Act, the Independent Trustees on the nominating committee select and nominate all candidates for Independent Trustee positions.

Each Trustee was appointed to serve on the Board because of his or her experience, qualifications, attributes and/or skills as set forth in the subsection “Director Qualifications,” below.  The Board reviews its leadership structure regularly.  The Board believes that its leadership structure is appropriate and effective in light of the size of the Trust, the nature of the Trusts business and industry practices.

The Board’s role is one of oversight rather than management.  The Board’s committee structure assists with this oversight function.  The Board’s oversight extends to the Fund’s risk management processes.  Those processes are overseen by Fund officers, including the Fund’s President and Chief Compliance Officer (“CCO”), who regularly report to the Board on a variety of matters at Board meetings.

The Adviser reports to the Board, on a regular and as-needed basis, on actual and possible risks affecting the Fund and the Trust as a whole.  The Adviser reports to the Board on various elements of risk, including investment, credit, liquidity, valuation, operational and compliance risks, as well as any overall business risks that could impact the Fund.

The Board has appointed the CCO who reports directly to the Independent Trustees and who participates in the Board’s regular meetings.  In addition, the CCO presents an annual report to the Board in accordance with the Fund’s compliance policies and procedures.  The CCO regularly discusses risk issues affecting the Trust during Board meetings.  The CCO also provides updates to the Board on the operation of the Fund’s compliance policies and procedures and on how these procedures are designed to mitigate risk.  Finally, the CCO reports to the Board in the event any material risk issues arise in between Board meetings.

Trustees and Officers

Trustees and officers of the Trust, together with information as to their principal business occupations during the last five years and other information, are shown in the following table.  Each officer and Trustee holds the same positions with the Trust and the Fund.

Independent Trustees

Name, Address and Age (as of [●])	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years
[●]	Independent Trustee	Indefinite; Since [●] 2010	[●]	1	[●]
[●]	Independent Trustee	Indefinite; Since [●] 2010	[●]	1	[●]
[●]	Independent Trustee	Indefinite; Since [●] 2010	[●]	1	[●]

Interested Trustee

Name, Address and Age (as of [●])	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years
Christopher R. Wolf Preservation Trust Advisors One Embarcadero Center,	President, Treasurer and Interested	Since July 2010	Managing Member and Co-Chief Investment Officer, the Adviser, since August 2010; Managing Member and Co-Chief Investment	1	None

Name, Address and Age (as of [●])	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years
Suite 1140 San Francisco, CA 94111 Age: 56	Trustee		Officer of Cogo Wolf Asset Management, LLC (“Cogo Wolf”) since September 2005

* Mr. Wolf is considered an “interested person” of the Trust (as defined in the 1940 Act) because of his position with the Adviser.

Officers

Name, Address and Age (as of [●])	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Giles A. Conway-Gordon One Embarcadero Center, Suite 1140 San Francisco, CA 94111 Age: 70	Vice President and Secretary	Re-elected by Board annually; Since October 2010	Member and Co-Chief Investment Officer, the Adviser; Managing Member and Co-Chief Investment Officer of Cogo Wolf since September 2005
Jay Jacobs One Embarcadero Center, Suite 1140 San Francisco, CA 94111 Age: 50	Vice President	Re-elected by Board annually; Since October 2010

President and Member, the Adviser; President of Cogo

Wolf since 2010; President, Portfolio Manager and

Chairman, Embarcadero Funds (2008-2010); Founder and

Portfolio Manager, Crossover Venture Partners (2004-

2007)

Lise Honore One Embarcadero Center, Suite 1140 San Francisco, CA 94111 Age: 57	Chief Compliance Officer	Re-elected by Board annually; Since October 2010

Member, Chief Operating Officer and Chief Compliance

Officer, the Adviser; Chief Operating Officer and Chief

Compliance Officer of Cogo Wolf since September 2005;

Chief Operating Officer, KingsGate Capital Management

(2003-2005); Financial Credit Analyst, Citigroup (1987-

1994); Portfolio Analyst, American Re-Insurance (1983-

1986)

Trustee Qualifications

The following is a brief discussion of the experience, qualifications, attributes and/or skills that led to the Board’s conclusion that each individual identified below is qualified to serve as a Trustee.

Christopher R. Wolf.  Mr. Wolf has served as a Trustee of the Trust since its inception in July 2010 and has served as the Managing Member, Co-Chief Investment Officer of the Adviser since August 2010.  He has served as the Managing Member and Co-Chief Investment Officer of Cogo Wolf since September 2005.  Previously, Mr. Wolf was Chief Executive Officer and Chief Investment Officer of KingsGate Capital Management, LLC (“KingsGate”), a long/short equity hedge fund, from 2001 to 2005.  Prior to founding KingsGate, he was President, Chief Executive Officer and Director of Protogene, Inc. from 1999 to 2001.  Mr. Wolf was Executive Vice President and Chief Financial Officer of Hyseq, Inc. from 1996 to 1999.  From 1991 to 1996, he was Managing Partner of Georgica Group; from 1988 to 1991, he was a Partner in Mergers & Acquisitions at Oppenheimer & Co., Inc.; and from 1983 to 1988, he was a Vice President in Investment Banking with Kidder, Peabody & Co., Inc.  Mr. Wolf received his MBA from Yale University and received his B.A. degree summa cum laude from Ohio Wesleyan University.  Through his 27 years of financial and investment experience, including nine years of management experience with fund of funds and hedge fund strategies, Mr. Wolf is experienced with financial, accounting, regulatory and investment matters.  Such experience allows Mr. Wolf to exercise the business judgment necessary to fulfill the requirements and obligations of his Board position.

[Discuss Trustee qualifications]

Board Committees

The Board has two standing committees — an audit committee and a nominating committee.  As the Fund is new, neither of the Trust’s committees have met regarding the Fund.  The audit committee is responsible for advising the full Board with respect to accounting, auditing and financial matters affecting the Company and meets at least semi-annually.  [List committee members], all of whom are Independent Trustees, comprise the audit committee.

The nominating committee is responsible for seeking and reviewing candidates for consideration as nominees to serve as Trustees of the Trust and meets as often as it deems necessary.  [List committee members], all of whom are Independent Trustees, comprise the nominating committee.  The nominating committee will consider properly qualified candidates for the Board submitted by shareholders.  Shareholders who wish to recommend a Trustee nominee may do so by submitting the appropriate information about the candidate to the Trust’s Secretary.

A valuation committee was established by the Board.  The valuation committee is responsible for (1) monitoring the valuation of Fund securities and other investments; and (2) as required, determining the fair value of securities and other investments of the Fund when market prices are not readily available or prices are not otherwise provided by a third-party pricing service approved by the Board or an independent dealer, after considering all relevant factors.  The valuation committee’s fair value determinations are subsequently reported to the Board.  The valuation committee meets as necessary when a price is not readily available.  The valuation committee consists of:  [list committee members].

Board Compensation

For their service as Trustees, the Independent Trustees will receive an annual fee of $[●] plus $[●] per meeting attended in person (or $[●] per meeting attended by telephone).  In addition, each Trustee will be reimbursed by the Trust for travel and other expenses incurred in connection with attendance at such meetings.  Committee members do not receive compensation for committee meetings attended.  Officers of the Fund receive no compensation or expense reimbursement from the Fund or the Adviser for serving as Trustees.  Neither the Trust nor the Fund maintain any deferred compensation, pension or retirement plans, and no pension or retirement benefits are accrued as part of Trust or Fund expenses.  Because the Fund has recently commenced operations, the following compensation figures represent estimates for the current fiscal year ending [●], 2010.

Name of Trustee	Aggregate Compensation from the Fund
[●]	$[●]
[●]	$[●]
[●]	$[●]

[●]	$[●]

Board Ownership of the Fund

As of the date of this SAI, no Trustee or officer of the Trust beneficially owned shares of the Fund.

 CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund.  A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control.  A controlling person possesses the ability to control the outcome of matters submitted for shareholder vote by the Fund.  As of the date of this SAI, there were no principal shareholders or control persons of the Fund.

 PORTFOLIO TRANSACTIONS

Subject to the general supervision of the Board, the Adviser and the Subadvisers are responsible for, make decisions with respect to, and place orders for all purchases and sales of portfolio securities for the Fund.

Equity securities are generally bought and sold in brokerage transactions placed on U.S. stock exchanges or in the over-the-counter market in exchange for negotiated brokerage commissions.  Accordingly, the cost of transactions may vary among different brokers.  With respect to over-the-counter transactions, the Adviser will normally deal directly with dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere.

Fixed income securities purchased and sold by the Fund are generally traded in the over-the-counter market on a net basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument.  The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer’s mark-up or mark-down.

The Fund may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group.  The Fund will engage in this practice, however, only when the Adviser or a Subadviser, in its sole discretion, believes such practice to be in the Fund’s interests.

The Investment Advisory Agreement between the Trust and the Adviser provide that, in executing portfolio transactions and selecting brokers or dealers, the Adviser and the Subadvisers will seek to obtain the most favorable prices and at reasonable commission rates.  In assessing the best overall terms available for any transaction, the Adviser and the Subadvisers shall consider factors they deem relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commissions, if any, both for the specific transaction and on a continuing basis.  In addition, as permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended, the Investment Advisory Agreement authorizes the Adviser and the Subadvisers to cause the Fund to pay commissions for research and brokerage services, a practice commonly referred to as “soft dollars.”  The Adviser and the Subadvisers adopted a soft dollar policy requiring them to undertake a three-step analysis to determine whether a research product or service falls within the Section 28(e) safe harbor.  First, the Adviser or Subadviser must determine whether the product or service constitutes eligible research services under Section 28(e).  Second, the Adviser or Subadviser must determine whether the product or service actually provides lawful and appropriate assistance in the performance of its investment decision-making responsibilities.  Third, the Adviser or Subadviser must make a good faith determination that the amount of the commissions paid by the Fund and other clients of the Adviser or Subadviser is reasonable in light of the value of the research and brokerage products and services provided by the broker-dealer effecting the transaction.

The types of research services that generally are considered eligible under Section 28(e) and that provide lawful and appropriate assistance to the Adviser or Subadviser in performing its investment decision-making responsibilities may consist of advice, either directly or through publications or writings, as to the value of securities or the advisability of purchasing or selling securities; or analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, as well as political factors and other topics related to securities and financial markets.  Typical items that qualify as eligible research include: research reports analyzing the historical or prospective performance of a particular company or stock; discussions with research analysts regarding the advisability of investing in securities; meetings with corporate executives arranged by a broker-dealer to obtain oral reports on the performance of a company; seminars and conferences to the extent they provide substantive content relating to issuers, industries or securities; portfolio analysis software; financial, trade, industry and investment-related publications marketed to a narrow audience; and market, economic, political, company-specific and other data providing substantive content.  The research services may be proprietary research offered by the broker or dealer executing a trade or research offered by third parties through the executing broker or dealer.

Some broker-dealers indicate the amount of commissions they expect to receive in exchange for the provision of a particular research service.  Although the Adviser and the Subadvisers do not agree to direct a specific amount of commissions to a firm in that circumstance, they maintain internal procedures to identify the broker-dealers that provide research services and the value of those research services, and seeks to direct sufficient commissions to ensure the continued receipt of research services they feel are valuable.

Supplementary research information so received is in addition to, and not in lieu of, services required to be performed by the Adviser and the Subadvisers and does not reduce the advisory fees payable to it by the Fund.  The Board will periodically review the commissions paid by the Fund to consider whether the commissions paid over representative periods of time appear to be reasonable in relation to the benefits inuring to the Fund.  Research services furnished by firms through which the Fund effects its securities transactions may be used by the Adviser and the Subadvisers in servicing all of their accounts; not all of such services may be used by the Adviser and the Subadvisers in connection with the Fund.  It is possible that certain of the supplementary research or other services received will primarily benefit one or more other accounts for which investment discretion is exercised.  Conversely, the Fund may be the primary beneficiary of the research or services received as a result of portfolio transactions effected for such other account(s).

Brokerage may not be allocated based on the sale of Fund shares.  The Board, including a majority of the Independent Trustees, has adopted policies and procedures designed to ensure that the selection of brokers is not influenced by considerations about the sale of Fund shares.

The Adviser and the Subadvisers manage numerous accounts in addition to the Fund and many of those accounts hold and invest in the same securities as the Fund.  The Adviser and the Subadvisers allocate investment opportunities across the Fund and their other similarly managed accounts in a fair and equitable manner, with no account(s) being favored over others.  In making investment allocations, the

Adviser and the Subadvisers consider the clients’ investment goals and restrictions, uninvested cash, sector and issuer diversification, anticipated cash flows, risk tolerances, portfolio size and other relevant factors.

The Adviser and the Subadvisers may, when appropriate, aggregate purchases or sales of securities and allocate such trades among multiple client accounts, including the Fund.  The Adviser and the Subadvisers will aggregate orders when they believe it will be advantageous to do so, such as the possibility of obtaining more favorable execution and prices.  However, in some instances, bunching an order for the Fund with orders for other client accounts may adversely affect the price paid or received by the Fund or the size of the position obtained or sold by the Fund because the Fund’s order is being shared with other accounts.  Aggregated orders that can only be partially filled will typically be allocated on a pro rata basis, subject to de minimis requirements.  Each account participating in an aggregated order will receive the same average price.

 INVESTMENT ADVISER AND SUBADVISERS

Investment Adviser and Investment Advisory Agreement

Pursuant to an Investment Advisory Agreement dated [●], 2010 (the “Investment Advisory Agreement”), Preservation Trust Advisers, LLC, One Embarcadero Center, Suite 1140, San Francisco, CA  94111, furnishes investment advisory services and management to the Fund.  The Adviser was founded in 2010 and provides investment management services for institutions, foundations, family offices and high net worth clients.  By virtue of his equity ownership and position with the Adviser, Christopher R. Wolf is deemed to control the Adviser.

The Investment Advisory Agreement is required to be approved annually (a) by the vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval, and (b) either by the full Board or by the vote of the shareholders.  The Investment Advisory Agreement terminates in the event of assignment and generally may be terminated by either party if certain conditions are met, without penalty, on a 60-day notice.  The Investment Advisory Agreement will continue in effect, unless sooner terminated, for successive one-year periods so long as it is approved annually.  In the Investment Advisory Agreement, the Adviser has agreed to pay all expenses incurred by it in connection with its advisory activities.  These expenses do not include the cost of securities and other investments purchased or sold for the Fund and do not include brokerage commissions and any other transaction charges.  Brokerage commissions and other transaction charges are included in the cost basis of the securities and other investments.

As compensation for its advisory services, the Fund pays to the Adviser a monthly management fee at the annual rate of 1.60% of the average daily NAV of the Fund.  From time to time, the Adviser may voluntarily waive all or a portion of its management fee for the Fund.  As described in the Prospectus, the Adviser has contractually agreed to waive its management fee and/or reimburse Fund expenses so as to limit the total annual fund operating expenses (excluding all taxes, interest, portfolio transaction expenses, dividend and interest expenses on short sales, acquired fund fees and expenses, proxy expenses and extraordinary expenses) of the Fund to an annual rate of 2.50% and 2.25% for the Class A shares and Class I shares, respectively, through [●], 20[●].  Pursuant to the Investment Advisory Agreement, the Adviser can recapture any expenses or fees it has waived or reimbursed within a three-year period, if the expense ratios in those future years are less than the limits specified above and less than the limits in effect at that future time.  However, the Fund is not obligated to pay any such waived fees more than three years after the end of the fiscal year in which the fees were waived or reimbursed.

The Adviser may act as an investment adviser to other persons, firms, or corporations (including investment companies), and may have other advisory clients in addition to the Fund.

Subadvisers and Subadvisory Agreements

The Adviser pays the Subadvisers an annual fee out of its advisory fee based on the average daily NAV of the Fund allocated to, and managed by, each Subadviser.  The Adviser, on behalf of the Fund, has entered into a subadvisory agreement with the following Subadvisers:

[Add Subadviser disclosure]

Each of the Subadvisory Agreements provide that the Subadviser will formulate and implement a continuous investment program in accordance with the Fund’s objective, policies and limitations and any investment guidelines established by the Adviser.  Each Subadviser will, subject to the supervision and control of the Adviser, determine in its discretion which securities will be purchased, held, sold or exchanged by the Fund, and will place orders with and give instruction to brokers and dealers to cause the execution of such transactions.  The Subadvisers are required to furnish at their own expense all investment facilities necessary to perform their obligations under the Subadvisory Agreements.

Each Subadvisory Agreement will continue in effect from year to year, provided it is approved at least annually by a vote of the majority of the Trustees, where applicable, who are not parties to the agreement or interested persons of any such party, cast in person at a meeting specifically called for the purpose of voting on such approval.

The Trust and the Adviser intend to apply for an exemptive order with the SEC that, if granted, will permit the Adviser, subject to certain conditions, to terminate existing Subadvisers or hire new Subadvisers for the Fund, to materially amend the terms of particular agreements with Subadvisers or to continue the employment of existing Subadvisers after events that would otherwise cause an automatic termination of a subadvisory agreement.  This arrangement has been approved by the Board and the Fund’s initial shareholder.  Consequently, if the SEC grants the exemptive order, the Adviser will have the right to hire, terminate and replace Subadvisers when the Board  and the Adviser feel that a change would benefit the Fund.  Within 90 days of retaining a new subadviser, shareholders of the Fund will receive notification of the change.  This “manager of managers” structure, as implemented following the receipt of an exemptive order, enables the Fund to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approval of subadvisory agreements.  The structure does not permit investment advisory fees paid by the Fund to be increased or change the Adviser’s obligations under the Investment Advisory Agreement, including the Adviser’s responsibility to monitor and oversee subadvisory services furnished to the Fund, without shareholder approval.  Furthermore, any subadvisory agreements with affiliates of the Fund or the Adviser will require shareholder approval.

Proxy Voting Policies

The Board has adopted proxy voting policies and procedures that delegate the authority to vote proxies to the Adviser, subject to the supervision of the Board.  The Adviser, through the Portfolio Managers or the designated Subadviser, will vote proxies in accordance with the Adviser’s Proxy Voting Policies and Procedures (“Policies and Procedures”), as summarized below and as attached hereto as Appendix B.  The Board has also authorized the Adviser to retain a third party proxy voting service, such as RiskMetrics Group (“RiskMetrics”), to provide recommendations on proxy votes.  The Policies and Procedures provide that the Adviser will typically vote proxies in accordance with the recommendations made by RiskMetrics, and in the best interest of clients and Fund shareholders.  However, because

RiskMetrics’ guidelines do not address all potential voting issues and do not necessarily correspond to the Adviser’s opinions, there may be instances where the Adviser may not vote strictly according to RiskMetrics’ guidelines.  In such a case, the Adviser submits the matter to its proxy voting committee.

In situations where the Adviser’s interests conflict, or appear to conflict, with client interests, the proxy voting committee will take one of the following steps to resolve the conflict:

•

Vote the securities in accordance with a pre-determined policy based upon the recommendations of an independent third party, such as RiskMetrics;

•

Vote the securities in accordance with the best interest of clients, as determined in good faith by the committee, without consideration of any benefit to the Adviser or its affiliates; or

•

If the securities are held by the Fund, disclose the conflict to the Board and obtain the Fund’s direction as to how to vote the proxies (which shall be determined by a majority of the Independent Trustees).

The Fund’s proxy voting record for the most recent 12-month period ended June 30, will be available without charge, either upon request, by calling toll free, [●], or by accessing the Fund’s website at www.preservationtrust.com, or both; and by accessing the SEC’s website at http://www.sec.gov.

Code of Ethics

The Trust, the Adviser, the Subadvisers and the Distributor have each adopted a written Code of Ethics under Rule 17j-1 of the 1940 Act.  These Codes govern the personal securities transactions of trustees, directors, officers, managers, members, and employees who may have access to current trading information of the Fund.  The Codes permit such persons to invest in securities for their personal accounts, including securities that may be purchased or held by the Fund, subject to certain restrictions.  The Codes include pre-clearance, reporting and other procedures to monitor personal transactions and ensure that such transactions are consistent with the best interests of the Fund.

Fund Administration

U.S. Bancorp Fund Services, LLC (“USBFS”), 615 East Michigan Street, Milwaukee, Wisconsin 53202, provides administrative personnel and services (including blue sky services) to the Trust and the Fund.  Administrative services include, but are not limited to, providing equipment, telephone facilities, various personnel, including clerical and supervisory, and computers as is necessary or beneficial to provide compliance services to the Fund and the Trust.

Custodian

U.S. Bank N.A. (“U.S. Bank”), 1555 N. RiverCenter Drive, Suite 302, Milwaukee, Wisconsin 53212 serves as custodian of the Fund’s assets.  Under the Custody Agreement between U.S. Bank and the Trust, on behalf of the Fund (the “Custody Agreement”), U.S. Bank has agreed to (i) maintain a separate account in the name of the Fund; (ii) make receipts and disbursements of money on behalf of the Fund; (iii) collect and receive all income and other payments and distributions on account of the Fund’s portfolio investments; (iv) respond to correspondence from shareholders, security brokers and others relating to its duties; and (v) make periodic reports to the Trust concerning the Fund’s operations.  U.S. Bank may, at its own expense, open and maintain a custody account or accounts on behalf of the Fund with other banks or trust companies, provided that U.S. Bank shall remain liable for the performance of all of its duties under the Custody Agreement notwithstanding any delegation.

Transfer Agent

USBFS, 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as transfer agent and dividend disbursing agent for the Fund under a transfer agent servicing agreement.  As transfer and dividend disbursing agent, USBFS has agreed to (i) issue and redeem shares of the Fund; (ii) make dividend payments and other distributions to shareholders of the Fund; (iii) respond to correspondence by Fund shareholders and others relating to its duties; (iv) maintain shareholder accounts; and (v) make periodic reports to the Fund.

Fund Accounting

In addition, the Fund has entered into a fund accounting servicing agreement with USBFS pursuant to which USBFS has agreed to maintain the financial accounts and records of the Fund in compliance with the 1940 Act and to provide other accounting services to the Fund.

Financial Intermediaries

From time to time, the Fund may pay, directly or indirectly, amounts to financial intermediaries that provide transfer-agent type and/or other administrative services relating to the Fund, to its customers or other persons who beneficially own interests in the Fund, such as participants in 401(k) plans.  These services may include, among other things, sub-accounting services, transfer agent-type services, answering inquiries relating to the Fund, transmitting, on behalf of the Fund, proxy statements, annual reports, updated prospectuses and other communications regarding the Fund, and related services as the Fund or the intermediaries’ customers or such other persons may reasonably request.  In such cases, to the extent paid by the Fund, the Fund will not pay more for these services through intermediary relationships than it would if the intermediaries’ customers were direct shareholders in the Fund.

 PORTFOLIO MANAGERS

Other Accounts Managed by Portfolio Managers of the Fund

As described in the Prospectus under “Portfolio Managers,” each portfolio manager listed below is jointly responsible for the day-to-day management of the Fund and, unless otherwise indicated, is jointly responsible for the day-to-day management of the other accounts set forth in the following table.  The number of accounts listed in the following table includes accounts managed by the Adviser on a wrap-fee basis.

Other Accounts Managed by Portfolio Managers(1)
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Total Assets	Number	Total Assets	Number	Total Assets
Christopher R. Wolf	0	$0	1	$26 million	3	$14 million
Giles A. Conway-Gordon	0	$0	1	$26 million	3	$14 million
Jay Jacobs	0	$0	0	$0	0	$0
[To the extent applicable, list Portfolio Managers of Subadvisers]

_________________

(1) As of September 30, 2010.

As shown in the table above, the Fund’s portfolio managers may manage other accounts with investment strategies similar to the Fund, including other funds and separately managed accounts of the Adviser and its affiliated entities (collectively, the “Adviser”).  Fees earned by the Adviser may vary among these accounts and the portfolio managers may personally invest in some but not all of these accounts.  These factors could create conflicts of interest because the portfolio managers may have incentives to favor certain accounts over others, resulting in other accounts outperforming the Fund.  A conflict may also exist if the portfolio managers identified a limited investment opportunity that may be appropriate for more than one account, but the Fund is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts.  In addition, the portfolio managers may execute transactions for another account that may adversely impact the value of securities held by the Fund.  However, the Adviser believes that these risks are mitigated by the fact that accounts with like investment strategies managed by the portfolio managers are generally managed in a similar fashion, subject to exceptions to account for particular investment restrictions or policies applicable only to certain accounts, portfolio holdings that may be transferred in-kind when an account is opened, differences in cash flows and account sizes, and similar factors.  In addition, the Adviser has adopted trade allocation procedures that require equitable allocation of trade orders for a particular security among participating accounts.  Personal accounts may give rise to potential conflicts of interest.  Trading in personal accounts is subject to the provisions of the Fund’s code of ethics.

Compensation of Portfolio Managers

Portfolio Managers of the Adviser.  The Adviser compensates portfolio managers with a base salary and an annual incentive bonus.  A portfolio manager’s base salary is generally a fixed amount based on level of experience and responsibilities.  A portfolio manager’s bonus is determined primarily by pre-tax investment performance of the Fund, and the revenues and overall profitability of the Adviser.  Performance is measured relative to the appropriate benchmark’s long and short-term performance, measured on a one-three-five-year basis, as applicable, with greater weight given to long-term performance.

Portfolio Managers of the Subadvisers.  [Describe compensation for portfolio managers of each Subadviser.]

Ownership of Fund Shares by Portfolio Managers

As of the date of this SAI, the Portfolio Managers did not own any shares of the Fund.

 DISTRIBUTOR

Quasar Distributors, LLC (the “Distributor”), whose principal business address is located at 615 East Michigan Street, Milwaukee, WI 53202, serves as the principal distributor for shares of the Fund pursuant to a Distribution Agreement with the Trust dated [●], 20[●] (the “Distribution Agreement”).  The Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and each state’s securities laws and is a member of the Financial Industry Regulatory Authority.  The offering of the Fund’s shares is continuous.  The Distribution Agreement provides that the Distributor, as agent in connection with the distribution of Fund shares, will use its best efforts to distribute the Fund’s shares.  As compensation for its services under the Distribution Agreement, the Distributor may retain all or a portion of the Rule 12b-1 fees payable under the Distribution Plan, discussed below.

 DISTRIBUTION PLAN

The Board, including a majority of the Independent Trustees, adopted a Distribution Plan (the “Plan”) for the Fund pursuant to Rule 12b-1 under the 1940 Act.  The Plan authorizes payments by the Fund in connection with the distribution of Class A shares at an annual rate of 0.25% of the Fund’s average daily NAV.  Payments may be made by the Fund under the Plan for the purpose of financing any activity primarily intended to result in the sale of shares of the Fund, as determined by the Board.  Such activities typically include advertising; compensation for sales and sales marketing activities of financial service agents and others, such as dealers or distributors; shareholder account servicing; and production and dissemination of prospectuses and sales and marketing materials.  To the extent any activity is one which the Fund may finance without the Plan, the Fund may also make payments to finance such activity outside of the Plan and not subject to its limitations.  The Plan is a “compensation plan” which means that payments under the Plan are based upon a percentage of average daily net assets attributable to the Class A regardless of the amounts actually paid or expenses actually incurred by the Distributor; however, in no event, may such payments exceed the maximum allowable fee.  It is, therefore, possible that the Distributor may realize a profit in a particular year as a result of these payments.  The Plan increases the Class A expenses from what they would otherwise be.  The Fund may engage in joint distribution activities with other Trust funds and to the extent the expenses are not allocated to a specific Fund, expenses will be allocated based on the Fund’s net assets.

Administration of the Plan is regulated by Rule 12b-1 under the 1940 Act, which requires that the Board receive and review at least quarterly reports concerning the nature and qualification of expenses which are made, that the Board, including a majority of the Independent Trustees, approve all agreements implementing the Plan and that the Plan may be continued from year-to-year only if the Board, including a majority of the Independent Trustees, concludes at least annually that continuation of the Plan is likely to benefit shareholders.

Interests of Certain Persons

No “interested person” of the Fund, as defined in the 1940 Act, and no Trustee has or had a direct or indirect financial interest in the Plan or any related agreement.

Anticipated Benefits to the Fund

The continuation of the Plan is approved annually by the Board, including a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Fund and have no direct or indirect financial interest in the Plan or any related agreements.  The Board has determined that the Plan is likely to benefit Class A shares by providing an incentive for brokers, dealers and other financial intermediaries to engage in sales and marketing efforts on behalf of the Fund and to provide enhanced services to Class A shareholders.  The Board also determined that the Plan was important to the continued viability of the Class A because it is intended to increase assets under management, which in turn should result in certain economies of scale.

Revenue Sharing Payments

The Adviser, out of its own resources and without additional cost to the Fund or its shareholders, may provide additional cash payments or other compensation to broker-dealers and other financial intermediaries who market and sell shares of the Fund and/or who provide various administrative, sub-accounting and shareholder services.  This practice is known as “revenue sharing.”  These payments, if made, would be in addition to the 12b-1 fees payable out of Fund assets to firms that sell Class A shares.  The revenue sharing payments may specifically be made in connection with the inclusion of the Fund in certain programs offered by broker-dealers or other financial intermediaries, invitations to conferences and seminars held or sponsored by those firms, access to branch offices and sales representatives of those firms and opportunities to make presentations and provide information to them.  Revenue sharing payments may be structured as a flat fee, a percentage of net sales or net assets (or a combination thereof) or a fee based on the number of underlying client accounts.

The Adviser may also pay cash or non-cash compensation to sales representatives of broker-dealers and other financial intermediaries in the form of occasional gift, meals and entertainment, and pay for exhibit space or sponsorships at regional or national events of broker-dealers and other financial intermediaries.

 PORTFOLIO HOLDINGS DISCLOSURE POLICY

The Fund does not provide or permit others to provide information about the Fund’s portfolio holdings to any third party on a selective basis, except as permitted by the Trust’s policy regarding disclosure of portfolio holdings (the “Disclosure Policy”).  Pursuant to the Disclosure Policy, the Trust may disclose information about the Fund’s portfolio holdings only in the following circumstances:

•

The Fund discloses its portfolio holdings by mailing its annual and semi-annual reports to shareholders approximately two months after the end of the fiscal year and six-month period.  In addition, the Trust discloses the portfolio holdings of each Fund as of the end of the first and third fiscal quarters by filing Form N-Q with the SEC and as of the end of the second and fourth fiscal quarters by filing Form N-CSR with the SEC.

•

The Fund’s full portfolio holdings (without showing numbers of shares or dollar values) as of month-end and top ten holdings as of quarter-end are posted on the Trust’s website no earlier than five business days after month-end and quarter-end, respectively.

•

The Fund may also provide portfolio holdings information to various ratings agencies, consultants, broker-dealers, investment advisers, financial intermediaries, investors and others, upon request, so long as such information, at the time it is provided, is posted on the Trust’s website or otherwise publicly available.

In limited circumstances, for the business purposes described below, the Fund’s portfolio holdings may be disclosed to, or known by, certain third parties in advance of their publication on the Trust’s website.

•

The Adviser may disclose Fund portfolio holdings to the Fund’s service providers (administrator, fund accountant, custodian, transfer agent and independent pricing service) in connection with the fulfillment of their duties to the Fund.  These service providers are required by contract with the Fund to keep such information confidential and not use it for any purpose other than the purpose for which the information was disclosed.

•

The Adviser may disclose Fund portfolio holdings to persons who owe a fiduciary duty or other duty of trust or confidence to the Fund, such as the Fund’s legal counsel and independent registered public accounting firm.

•

Disclosure of portfolio holdings as of a particular date may be made in response to inquiries from consultants, prospective clients or other persons, provided that the recipient signs a confidentiality agreement prohibiting disclosure and misuse of the holdings information.

The Trust is prohibited from entering into any other arrangements with third parties to disclose information regarding the Fund’s portfolio securities without (1) prior approval of the Adviser’s legal and compliance departments; and (2) the execution of a confidentiality agreement by the third parties.  No compensation or other consideration may be received by the Fund or the Adviser in connection with the disclosure of portfolio holdings in accordance with this policy.

The Board has delegated to the CCO the responsibility to monitor the foregoing policy and to address any violations thereof.  The CCO reports to the Board and the Board reviews any disclosures of Fund portfolio holdings outside of the permitted disclosures described above on a quarterly basis to ensure that disclosure of information about portfolio holdings is in the best interest of Fund shareholders and to address any conflicts between the interests of Fund shareholders and those of the Adviser or any other Fund affiliate.

 ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”).  In order to ensure compliance with this law, the Program provides for the development of internal practices, procedures and controls, the designation of an anti-money laundering compliance officer, an ongoing training program, an independent audit function to determine the effectiveness of the Program and a customer identification program.  [●] has been designated as the Trust’s anti-money laundering compliance officer.

Procedures to implement the Program include, but are not limited to, determining that the Fund’s Distributor and transfer agent have established proper anti-money laundering procedures that require the reporting of suspicious and/or fraudulent activity, verifying the identity of the new shareholders, checking shareholder names against designated government lists, including the Office of Foreign Asset Control (“OFAC”), and undertaking a complete and thorough review of all new account applications.  The Trust will not transact business with any person or entity whose identity cannot be adequately verified.

Pursuant to the USA PATRIOT Act and the Program, the Fund may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Fund may be required to transfer the account or proceeds of the account to a governmental agency.

 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[●] has been selected as the independent registered public accounting firm of the Trust.  As such, it will be responsible for auditing the financial statements of the Fund.

 FINANCIAL STATEMENTS

Audited financial statements will be filed by pre-effective amendment.

 COUNSEL

Godfrey & Kahn, S.C., 780 North Water Street, Milwaukee, Wisconsin 53202, serves as counsel to the Trust and has passed upon the legality of the shares offered by the Fund.

 PERFORMANCE

From time to time, the total return of Class A shares and Class I shares of the Fund may be quoted in advertisements, shareholder reports or other communications to shareholders.  Performance information is generally available by calling the Fund (toll-free) at [●].

APPENDIX A - RATINGS DEFINITIONS

Standard & Poor’s Issue Credit Rating Definitions

A Standard & Poor’s issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects Standard & Poor’s view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Issue credit ratings can be either long term or short term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days—including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

Short-Term Issue Credit Ratings

A-1

A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2

A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3

A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B

A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics. Ratings of ‘B-1’, ‘B-2’, and ‘B-3’ may be assigned to indicate finer distinctions within the ‘B’ category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

A short-term obligation rated ‘B-1’ is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

A short-term obligation rated ‘B-2’ is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

A short-term obligation rated ‘B-3’ is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

C

A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D

A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

SPUR (Standard & Poor’s Underlying Rating)

This is a rating of a stand-alone capacity of an issue to pay debt service on a credit-enhanced debt issue, without giving effect to the enhancement that applies to it. These ratings are published only at the request of the debt issuer/obligor with the designation SPUR to distinguish them from the credit-enhanced rating that applies to the debt issue. Standard & Poor’s maintains surveillance of an issue with a published SPUR.

Dual Ratings

Standard & Poor’s assigns “dual” ratings to all debt issues that have a put option or demand feature as part of their structure.  The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term rating symbols are used for bonds to denote the long-term maturity and the short-term rating symbols for the put option (for example, ‘AAA/A-1+’). With U.S. municipal short-term demand debt, note rating symbols are used with the short-term issue credit rating symbols (for example, ‘SP-1+/A-1+’).

The ratings and other credit related opinions of Standard & Poor’s and its affiliates are statements of opinion as of the date they are expressed and not statements of fact or recommendations to purchase, hold, or sell any securities or make any investment decisions.  Standard & Poor’s assumes no obligation to update any information following publication. Users of ratings and credit related opinions should not rely on them in making any investment decision.  Standard &Poor’s opinions and analyses do not address the suitability of any security. Standard & Poor’s Financial Services LLC does not act as a fiduciary or an investment advisor. While Standard & Poor’s has obtained information from sources it believes to be reliable, Standard & Poor’s does not perform an audit and undertakes no duty of due diligence or independent verification of any information it receives. Ratings and credit related opinions may be changed, suspended, or withdrawn at any time.

Active Qualifiers (Currently applied and/or outstanding)

i

This subscript is used for issues in which the credit factors, terms, or both, that determine the likelihood of receipt of payment of interest are different from the credit factors, terms or both that determine the likelihood of receipt of principal on the obligation.  The ‘i’ subscript indicates that the rating addresses the interest portion of the obligation only.  The ‘i’ subscript will always be used in conjunction with the ‘p’ subscript, which addresses likelihood of receipt of principal.  For example, a rated obligation could be assigned ratings of “AAAp NRi” indicating that the principal portion is rated “AAA” and the interest portion of the obligation is not rated.

L

Ratings qualified with ‘L’ apply only to amounts invested up to federal deposit insurance limits.

p

This subscript is used for issues in which the credit factors, the terms, or both, that determine the likelihood of receipt of payment of principal are different from the credit factors, terms or both that determine the likelihood of receipt of interest on the obligation.  The ‘p’ subscript indicates that the rating addresses the principal portion of the obligation only.  The ‘p’ subscript will always be used in conjunction with the ‘i’ subscript, which addresses likelihood of receipt of interest.  For example, a rated obligation could be assigned ratings of “AAAp NRi” indicating that the principal portion is rated “AAA” and the interest portion of the obligation is not rated.

pi

Ratings with a ‘pi’ subscript are based on an analysis of an issuer’s published financial information, as well as additional information in the public domain.  They do not, however, reflect in-depth meetings with an issuer’s management and therefore may be based on less comprehensive information than ratings without a ‘pi’ subscript.  Ratings with a ‘pi’ subscript are reviewed annually based on a new year’s financial statements, but may be reviewed on an interim basis if a major event occurs that may affect the issuer’s credit quality.

preliminary

Preliminary ratings, with the ‘prelim’ qualifier, may be assigned to obligors or obligations, including financial programs, in the circumstances described below. Assignment of a final rating is conditional on the receipt by Standard & Poor’s of appropriate documentation. Standard & Poor’s reserves the right not to issue a final rating. Moreover, if a final rating is issued, it may differ from the preliminary rating.

•

Preliminary ratings may be assigned to obligations, most commonly structured and project finance issues, pending receipt of final documentation and legal opinions.

•

Preliminary ratings are assigned to Rule 415 Shelf Registrations. As specific issues, with defined terms, are offered from the master registration, a final rating may be assigned to them in accordance with Standard & Poor’s policies

•

Preliminary ratings may be assigned to obligations that will likely be issued upon the obligor’s emergence from bankruptcy or similar reorganization, based on late-stage reorganization plans, documentation and discussions with the obligor. Preliminary ratings may also be assigned to the obligors. These ratings consider the anticipated general credit quality of the reorganized or postbankruptcy issuer as well as attributes of the anticipated obligation(s).

•

Preliminary ratings may be assigned to entities that are being formed or that are in the process of being independently established when, in Standard & Poor’s opinion, documentation is close to final. Preliminary ratings may also be assigned to these entities’ obligations.

•

Preliminary ratings may be assigned when a previously unrated entity is undergoing a well-formulated restructuring, recapitalization, significant financing or other transformative event, generally at the point that investor or lender commitments are invited. The preliminary rating may be assigned to the entity and to its proposed obligation(s). These preliminary ratings consider the anticipated general credit quality of the obligor, as well as attributes of the anticipated obligation(s), assuming successful completion of the transformative event. Should the transformative event not occur, Standard & Poor’s would likely withdraw these preliminary ratings.

•

A preliminary recovery rating may be assigned to an obligation that has a preliminary issue credit rating.

sf

The (sf) subscript is assigned to all issues and issuers to which a regulation, such as the European Union Regulation on Credit Rating Agencies, requires the assignment of an additional symbol which distinguishes a structured finance instrument or obligor (as defined in the regulation) from any other instrument or obligor. The addition of this subscript to a credit rating does not change the definition of that rating or our opinion about the issue's or issuer's creditworthiness.

t

This symbol indicates termination structures that are designed to honor their contracts to full maturity or, should certain events occur, to terminate and cash settle all their contracts before their final maturity date.

unsolicited

Unsolicited ratings are those credit ratings assigned at the initiative of Standard & Poor’s and not at the request of the issuer or its agents.

Inactive Qualifiers (No longer applied or outstanding)

*

This symbol indicated continuance of the ratings is contingent upon Standard & Poor’s receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows. Discontinued use in August 1998.

c

This qualifier was used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer’s bonds are deemed taxable.  Discontinued use in January 2001.

pr

The letters ‘pr’ indicate that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

q

A ‘q’ subscript indicates that the rating is based solely on quantitative analysis of publicly available information.  Discontinued use in April 2001.

r

The ‘r’ modifier was assigned to securities containing extraordinary risks, particularly market risks, that are not covered in the credit rating.  The absence of an ‘r’ modifier should not be taken as an indication that an obligation will not exhibit extraordinary non-credit related risks. Standard & Poor’s discontinued the use of the ‘r’ modifier for most obligations in June 2000 and for the balance of obligations (mainly structured finance transactions) in November 2002.

Local Currency and Foreign Currency Risks

Country risk considerations are a standard part of Standard & Poor’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis.  An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt.  These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues.  Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

Moody’s Credit Rating Definitions

Purpose

The system of rating securities was originated by John Moody in 1909. The purpose of Moody’s ratings is to provide investors with a simple system of gradation by which relative creditworthiness of securities may be noted.

Rating Symbols

Gradations of creditworthiness are indicated by rating symbols, with each symbol representing a group in which the credit characteristics are broadly the same. There are nine symbols as shown below, from that used to designate least credit risk to that denoting greatest credit risk:

Aaa Aa A Baa Ba B Caa Ca C

Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa.

Absence of a Rating

Where no rating has been assigned or where a rating has been withdrawn, it may be for reasons unrelated to the creditworthiness of the issue.

Should no rating be assigned, the reason may be one of the following:

1. An application was not received or accepted.

2. The issue or issuer belongs to a group of securities or entities that are not rated as a matter of policy.

3. There is a lack of essential data pertaining to the issue or issuer.

4. The issue was privately placed, in which case the rating is not published in Moody’s publications.

Withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Changes in Rating

The credit quality of most issuers and their obligations is not fixed and steady over a period of time, but tends to undergo change. For this reason changes in ratings occur so as to reflect variations in the intrinsic relative position of issuers and their obligations.

A change in rating may thus occur at any time in the case of an individual issue. Such rating change should serve notice that Moody’s observes some alteration in creditworthiness, or that the previous rating did not fully reflect the quality of the bond as now seen. While because of their very nature, changes are to be expected more frequently among bonds of lower ratings than among bonds of higher ratings. Nevertheless, the user of bond ratings should keep close and constant check on all ratings — both high and low — to be able to note promptly any signs of change in status that may occur.

Limitations to Uses of Ratings*

Obligations carrying the same rating are not claimed to be of absolutely equal credit quality. In a broad sense, they are alike in position, but since there are a limited number of rating classes used in grading thousands of bonds, the symbols cannot reflect the same shadings of risk which actually exist.

As ratings are designed exclusively for the purpose of grading obligations according to their credit quality, they should not be used alone as a basis for investment operations. For example, they have no value in forecasting the direction of future trends of market price. Market price movements in bonds are influenced not only by the credit quality of individual issues but also by changes in money rates and general economic trends, as well as by the length of maturity, etc. During its life even the highest rated bond may have wide price movements, while its high rating status remains unchanged.

The matter of market price has no bearing whatsoever on the determination of ratings, which are not to be construed as recommendations with respect to “attractiveness”. The attractiveness of a given bond may depend on its yield, its maturity date or other factors for which the investor may search, as well as on its credit quality, the only characteristic to which the rating refers.

Since ratings involve judgments about the future, on the one hand, and since they are used by investors as a means of protection, on the other, the effort is made when assigning ratings to look at “worst” possibilities in the “visible” future, rather than solely at the past record and the status of the present. Therefore, investors using the rating should not expect to find in them a reflection of statistical factors alone, since they are an appraisal of long-term risks, including the recognition of many non-statistical factors.

Though ratings may be used by the banking authorities to classify bonds in their bank examination procedure, Moody’s ratings are not made with these bank regulations in mind. Moody’s Investors Service’s own judgment as to the desirability or non-desirability of a bond for bank investment purposes is not indicated by Moody’s ratings.

Moody’s ratings represent the opinion of Moody’s Investors Service as to the relative creditworthiness of securities. As such, they should be used in conjunction with the descriptions and statistics appearing in Moody’s publications. Reference should be made to these statements for information regarding the issuer. Moody’s ratings are not commercial credit ratings. In no case is default or receivership to be imputed unless expressly stated.

*As set forth more fully on the copyright, credit ratings are, and must be construed solely as, statements of opinion and not statements of fact or recommendations to purchase, sell or hold any securities. Each rating or other opinion must be weighed solely as one factor in any investment decision made by or on behalf of any user of the information, and each such user must accordingly make its own study and evaluation of each security and of each issuer and guarantor of, and each provider of credit support for, each security that it may consider purchasing, selling or holding.

Short-Term  Ratings

Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP

Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

Fitch’s National Credit Ratings

For those countries in which foreign and local currency sovereign ratings are below ‘AAA’, and where there is demand for such ratings, Fitch Ratings will provide National Ratings. It is important to note that each National Rating scale is unique and is defined to serve the needs of the local market in question.

The National Rating scale provides a relative measure of creditworthiness for rated entities only within the country concerned. Under this rating scale, a ‘AAA’ Long-Term National Rating will be assigned to the lowest relative risk within that country, which, in most but not all cases, will be the sovereign state.

The National Rating scale merely ranks the degree of perceived risk relative to the lowest default risk in that same country. Like local currency ratings, National Ratings exclude the effects of sovereign and transfer risk and exclude the possibility that investors may be unable to repatriate any due interest and principal repayments. It is not related to the rating scale of any other national market. Comparisons between different national scales or between an individual national scale and the international rating scale are therefore inappropriate and potentially misleading. Consequently they are identified by the addition of a special identifier for the country concerned, such as ‘AAA(arg)’ for National Ratings in Argentina.

In certain countries, regulators have established credit rating scales, to be used within their domestic markets, using specific nomenclature. In these countries, the agency’s National Short-Term Rating definitions for ‘F1+(xxx)’, ‘F1(xxx)’, ‘F2(xxx)’ and ‘F3(xxx)’ may be substituted by the regulatory scales, e.g. ‘A1+’, ‘A1’, ‘A2’ and ‘A3’. The below definitions thus serve as a template, but users should consult the individual scales for each country listed on the agency’s web-site to determine if any additional or alternative category definitions apply.

National Short-Term Credit Ratings

F1(xxx)

Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. Under the agency’s National Rating scale, this rating is assigned to the lowest default risk relative to others in the same country. Where the liquidity profile is particularly strong, a “+” is added to the assigned rating.

F2(xxx)

Indicates a good capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

F3(xxx)

Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

B(xxx)

Indicates an uncertain capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. Such capacity is highly susceptible to near-term adverse changes in financial and economic conditions.

C(xxx)

Indicates a highly uncertain capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D(xxx)

Indicates actual or imminent payment default.

Notes to Long-Term and Short-Term National Ratings:

The ISO country code suffix is placed in parentheses immediately following the rating letters to indicate the identity of the National market within which the rating applies. For illustrative purposes, (xxx) has been used.

“+” or “-” may be appended to a National Rating to denote relative status within a major rating category. Such suffixes are not added to the ‘AAA(xxx)’ Long-Term National Rating category, to categories below ‘CCC(xxx)’, or to Short-Term National Ratings other than ‘F1(xxx)’.

LONG-TERM RATINGS

Standard & Poor’s Long-Term Issue Credit Ratings

Issue credit ratings are based, in varying degrees, on Standard & Poor’s analysis of the following considerations:

•

Likelihood of payment—capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

•

Nature of and provisions of the obligation;

•

Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default.  Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.  (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

AAA

An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA

An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A

An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB

An obligation rated ‘BBB’ exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C

Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest.  While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB

An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues.  However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B

An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation.  Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC

An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.  In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC

An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C

A ‘C’ rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the ‘C’ rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

D

An obligation rated ‘D’ is in payment default.  The ‘D’ rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period.  The ‘D’ rating  also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to ‘D’ upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Plus (+) or minus (-)

The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

NR

This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

See active and inactive qualifiers following Standard & Poors Short-Term Issue Credit Ratings beginning on page A-3.

Moody’s Long-Term Debt Ratings

Long-Term Obligation Ratings

Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.

Fitch’s National Long-Term Credit Ratings

AAA(xxx)

‘AAA’ National Ratings denote the highest rating assigned by the agency in its National Rating scale for that country. This rating is assigned to issuers or obligations with the lowest expectation of default risk relative to all other issuers or obligations in the same country.

AA(xxx)

‘AA’ National Ratings denote expectations of very low default risk relative to other issuers or obligations in the same country. The default risk inherent differs only slightly from that of the country’s highest rated issuers or obligations.

A(xxx)

‘A’ National Ratings denote expectations of low default risk relative to other issuers or obligations in the same country. However, changes in circumstances or economic conditions may affect the capacity for timely repayment to a greater degree than is the case for financial commitments denoted by a higher rated category.

BBB(xxx)

‘BBB’ National Ratings denote a moderate default risk relative to other issuers or obligations in the same country. However, changes in circumstances or economic conditions are more likely to affect the capacity for timely repayment than is the case for financial commitments denoted by a higher rated category.

BB(xxx)

‘BB’ National Ratings denote an elevated default risk relative to other issuers or obligations in the same country. Within the context of the country, payment is uncertain to some degree and capacity for timely repayment remains more vulnerable to adverse economic change over time.

B(xxx)

‘B’ National Ratings denote a significantly elevated default risk relative to other issuers or obligations in the same country. Financial commitments are currently being met but a limited margin of safety remains and capacity for continued timely payments is contingent upon a sustained, favorable business and economic environment. For individual obligations, may indicate distressed or defaulted obligations with potential for extremely high recoveries.

CCC(xxx)

‘CCC’ National Ratings denote that default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.

CC(xxx)

‘CC’ National Ratings denote that default of some kind appears probable.

C(xxx)

‘C’ National Ratings denote that default is imminent.

D(xxx)

‘D’ National Ratings denote an issuer or instrument that is currently in default.

Notes to Long-Term and Short-Term National Ratings:

The ISO country code suffix is placed in parentheses immediately following the rating letters to indicate the identity of the National market within which the rating applies. For illustrative purposes, (xxx) has been used.

“+” or “-” may be appended to a National Rating to denote relative status within a major rating category. Such suffixes are not added to the ‘AAA(xxx)’ Long-Term National Rating category, to categories below ‘CCC(xxx)’, or to Short-Term National Ratings other than ‘F1(xxx)’.

MUNICIPAL NOTE RATINGS

Standard & Poor’s Municipal Short-Term Note Ratings Definitions

A Standard & Poor’s U.S. municipal note rating reflects Standard & Poor’s opinion about the liquidity factors and market access risks unique to the notes.  Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating.  In determining which type of rating, if any, to assign, Standard & Poor’s analysis will review the following considerations:

•

Amortization schedule—the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

•

Source of payment—the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

SP-1

Strong capacity to pay principal and interest.  An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2

Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3

Speculative capacity to pay principal and interest.

See active and inactive qualifiers following Standard & Poors Short-Term Issue Credit Ratings  beginning on page A-3.

Moody’s US Municipal Short-Term Debt And Demand Obligation Ratings

Short-Term Debt Ratings

There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels -- MIG 1 through MIG 3. In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade. MIG ratings expire at the maturity of the obligation.

MIG 1

This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2

This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3

This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG

This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Demand Obligation Ratings

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

VMIG rating expirations are a function of each issue’s specific structural or credit features.

VMIG 1

This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2

This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3

This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG

This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Updated July 1, 2010

APPENDIX A - PROXY VOTING POLICIES AND PROCEDURES OF THE ADVISER

To be added by amendment.

B-1

PART C

OTHER INFORMATION

Item 28.

Exhibits

See “Exhibit Index.”

Item 29.

Persons Controlled by or Under Common Control with the Registrant

No person is directly or indirectly by or under common control with the Registrant.

Item 30.

Indemnification

Article VII, Section 2 of the Registrant’s Agreement and Declaration of Trust provides as follows (all capitalized terms set forth herein shall have the meanings set forth in the Agreement and Declaration of Trust):  “The Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, Investment Adviser or Principal Underwriter(s) of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and the Trust out of its assets shall indemnify and hold harmless each and every Trustee from and against any and all claims and demands whatsoever arising out of or related to each Trustee’s performance of his duties as a Trustee of the Trust to the fullest extent permitted by law; provided that nothing herein contained shall indemnify, hold harmless or protect any Trustee from or against any liability to the Trust or any Shareholder to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.”  The foregoing summary of Article VII, Section 2 of the Registrant’s Agreement and Declaration of Trust is qualified in its entirety by the full text of the Registrant’s Agreement and Declaration of Trust, which is included as Exhibit (a.2) hereto and incorporated herein by reference.

Pursuant to Rule 484 under the Securities Act of 1933, as amended (the “Act”), the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the Act may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.”

The Registrant’s trustees and officers are insured under a policy of insurance maintained by the Registrant’s investment adviser against certain liabilities that might be incurred as a result of actions, suits or proceedings to which they are parties by reason of being or having been such trustees or officers.

Item 31.

Business and Other Connections of the Investment Adviser

Besides serving as investment adviser to the Registrant, Preservation Trust Advisors, LLC (the “Adviser”) is not currently and has not during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.  The principal business address of the Adviser is One Embarcadero Center, Suite 1140, San Francisco, California 94111.  Information regarding the business, profession, vocation or employment of a substantial nature of the Adviser’s executive officers is hereby incorporated by reference to the information contained under “Management of the Fund” in Part B of the Registration Statement and Part I of the Adviser’s Uniform Application for Investment Adviser Registration on Form ADV, as filed with the Securities and Exchange Commission (“SEC”).  The Adviser’s Form ADV, Part I, may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Item 32.

Principal Underwriter

(a)

Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Academy Funds Trust	Jensen Portfolio, Inc.
Advisors Series Trust	Keystone Mutual Funds
Allied Asset Advisors Funds	Kiewit Investment Fund, LLLP
Alpine Equity Trust	Kirr Marbach Partners Funds, Inc.
Alpine Income Trust	LKCM Funds
Alpine Series Trust	Masters’ Select Funds Trust
Artio Global Funds	Matrix Advisors Value Fund, Inc.
Brandes Investment Trust	Monetta Fund, Inc.
Brandywine Blue Funds, Inc.	Monetta Trust
Bridges Investment Fund, Inc.	MP63 Fund, Inc.
Buffalo Funds	Nicholas Family of Funds, Inc.
Country Mutual Funds Trust	Permanent Portfolio Family of Funds, Inc.
DoubleLine Funds Trust	Perritt Funds, Inc.
Empiric Funds, Inc.	Perritt Microcap Opportunities Fund, Inc.
Evermore Funds Trust	PineBridge Mutual Funds
First American Funds, Inc.	PRIMECAP Odyssey Funds
First American Investment Funds, Inc.	Professionally Managed Portfolios
First American Strategy Funds, Inc.	Prospector Funds, Inc.
Fort Pitt Capital Funds	Purisima Funds
Glenmede Fund, Inc.	Quaker Investment Trust
Glenmede Portfolios	Rainier Investment Management Mutual Funds
Greenspring Fund, Inc.	RBC Funds Trust

Guinness Atkinson Funds	Thompson Plumb Funds, Inc.
Harding Loevner Funds, Inc.	TIFF Investment Program, Inc.
Hennessy Funds Trust	Trust for Professional Managers
Hennessy Funds, Inc.	USA Mutuals Funds
Hennessy Mutual Funds, Inc.	Wall Street Fund
Hennessy SPARX Funds Trust	Wexford Trust
Hotchkis and Wiley Funds	Wisconsin Capital Funds, Inc.
Intrepid Capital Management Funds Trust	WY Funds
Jacob Funds, Inc.

(b)

To the best of Registrant’s knowledge, the directors and officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Registrant

James R. Schoenike(1)	President, Board Member	None
Andrew M. Strnad(2)	Secretary	None
Joe D. Redwine(1)	Board Member	None
Robert Kern(1)	Board Member	None
Eric W. Falkeis(1)	Board Member	None
Susan LaFond(1)	Treasurer	None
Teresa Cowan(1)	Assistant Secretary	None

(1)   This individual is located at 615 East Michigan Street, Milwaukee, Wisconsin, 53202.

(2)  This individual is located at 6602 East 75th Street, Indianapolis, Indiana, 46250.

(c) Not applicable.

Item 33.

Location of Accounts and Records

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained in the following locations:

Records Relating to:	Are Located at:

Registrant’s Fund Administrator, Transfer Agent and Fund Accountant	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202

Registrant’s Investment Adviser	Preservation Trust Advisors, LLC One Embarcadero Center, Suite 1140 San Francisco, CA 94111

Registrant’s Custodian	U.S. Bank, National Association 1555 North River Center Drive, Suite 302 Milwaukee, WI 53212

Registrant’s Distributor	Quasar Distributors, LLC 615 East Michigan Street Milwaukee, WI 53202

Item 34.

Management Services

All management-related service contracts entered into by the Registrant are set forth in Parts A and B of the Registration Statement.

Item 35.

Undertakings

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco, State of California, on the 8th day of October, 2010.

PRESERVATION TRUST ADVISORS
(Registrant)

By:  /s/ Christopher R. Wolf

Christopher R. Wolf

President and Treasurer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-1A has been signed below on October 8, 2010 by the following person in the capacities indicated.

Signature	Title

/s/ Christopher R. Wolf Christopher R. Wolf	President and Treasurer (principal executive officer and principal financial officer)

EXHIBIT INDEX

Exhibit No.	Exhibit	Incorporated by Reference to	Filed Herewith

(a.1)	Certificate of Trust		X

(a.2)	Agreement and Declaration of Trust		X

(b)	By-Laws		X

(c)	Instruments Defining Rights of Security Holders – Incorporated by Reference to the Agreement and Declaration of Trust (Exhibit a.2) and By-Laws (Exhibit b)

(d.1)	Investment Advisory Agreement Between Registrant and Preservation Trust Advisors, LLC*

(d.2)	Subadvisory Agreement between Preservation Trust Advisors, LLC and [●]*

(e)	Form of Distribution Agreement*

(f)	Bonus or Profit Sharing Contracts – Not Applicable

(g)	Form of Custody Agreement*

(h.1)	Form of Fund Administration Servicing Agreement*

(h.2)	Form of Fund Accounting Servicing Agreement*

(h.3)	Form of Transfer Agent Servicing Agreement*

(i)	Opinion and Consent of Counsel*

(j)	Consent of Independent Registered Public Accounting Firm*

(k)	Omitted Financial Statements – Not Applicable

(l)	Initial Subscription Agreement*

(m)	Distribution and Shareholder Servicing (Rule 12b-1) Plan*

(n)	Rule 18f-3 Plan*

(o)	Reserved

(p.1)	Code of Ethics of Registrant*

(p.2)	Code of Ethics of Distributor*

(p.3)	Code of Ethics of Adviser*

(p.4)	Code of Ethics of Subadviser*

____________________

* To be filed by amendment.